                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:  September 30, 2007
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




ANNUAL REPORT 2007

AIG SUNAMERICA
Equity Funds

[LOGO]

www.sunamericafunds.com

live longer retire stronger/sm/

        September 30, 2007                                         ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Disciplined Growth Fund* (TXMAX)

SunAmerica International Small-Cap Fund (SAESX)

* Effective May 15, 2007, the name of the SunAmerica Tax Managed Equity Fund was changed to the SunAmerica Disciplined Growth Fund.

                        Table of Contents

SHAREHOLDER LETTER..........................................................  2
EXPENSE EXAMPLE.............................................................  3
STATEMENT OF ASSETS AND LIABILITIES.........................................  6
STATEMENT OF OPERATIONS..................................................... 10
STATEMENT OF CHANGES IN NET ASSETS.......................................... 13
FINANCIAL HIGHLIGHTS........................................................ 18
PORTFOLIO OF INVESTMENTS.................................................... 27
NOTES TO FINANCIAL STATEMENTS............................................... 67
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................... 88
APPROVAL OF ADVISORY AGREEMENTS............................................. 89
TRUSTEE AND OFFICER INFORMATION............................................. 93
SHAREHOLDER TAX INFORMATION................................................. 96
COMPARISONS: FUNDS vs. INDEXES.............................................. 97

        Shareholder Letter

Dear Shareholder:

Enclosed is the annual report for the SunAmerica Equity Funds for the fiscal year ended September 30, 2007. The fiscal year was marked by many twists and turns but ended up being a strong year for the equity markets. International stocks led the way as the MSCI EAFE Index returned 24.86% over the annual period while the Dow Jones Industrial Average (DJIA) returned over 21.62%. The NASDAQ Composite and S&P 500 Index closely followed with returns of 19.62% and 16.44%, respectively.

During the first quarter of the fiscal year ended September 30, 2007, equity markets were strong with the S&P 500 Index returning 6.99% and the MSCI EAFE Index bringing a 10.35% quarterly return. Small-cap stocks continued their multi-year trend of outperforming large-caps, and value outperformed growth.

As we entered 2007, the equity markets once again got off to a fast start but were setback in February as the Chinese market corrected and concerns regarding the U.S. housing market escalated. For the period ended March 31, 2007, the S&P 500 Index secured a mere 0.64% gain, while the MSCI EAFE Index returned 4.08%. One important shift in market behavior occurred as growth stocks outperformed value, and mid-cap stocks outpaced small-cap stocks.

A boom in private equity transactions, continued weakness in the U.S. housing market and the collapse of a Wall Street hedge fund were three of the themes that dominated the fiscal third quarter ended June 30, 2007. Against this backdrop, equities produced strong returns as the S&P 500 Index returned 6.29% and the NASDAQ Composite returned 8.94%. Growth stocks continued to outperform value stocks during the quarter.

Despite a meltdown in the subprime mortgage market and the beginnings of a credit crunch, the fourth fiscal quarter, ended September 30, 2007, ended with the DJIA, S&P 500 Index and NASDAQ showing positive returns. With regard to asset classes, results were mixed as the growth category outperformed value, and large-cap indices outpaced small-cap indices.

A 50-basis point cut by the Federal Reserve in the Federal Funds rate at the September meeting sparked a strong equity rally and repaired the declines of the equity markets from earlier in the quarter. This cut in the Federal Funds rate had been preceded by a 50-basis point cut in the discount rate (the rate at which the Federal Reserve lends to banks). The Federal Reserve's actions seemed to instill confidence in the market that the central bank would move aggressively to ward off a recession.

It is a debatable point that the U.S. economy is heading into a recession; however one thing appears clear: economic growth is slowing. An important question is whether or not corporate earnings, which have clearly been decelerating, can continue to grow.

At AIG SunAmerica, we continue to search for companies that can deliver earnings in this more challenging environment. We look to identify opportunities to grow capital while keeping a keen eye on risk. We employ a combination of quantitative tools and strong fundamental research and believe our approach will help us achieve our dual objective.

Thank you for your investment in the SunAmerica Equity Funds. If you have any questions regarding our products, we invite you to contact your financial adviser, speak with a Shareholder Services Representative at 800-858-8850 or visit our website at www.sunamericafunds.com.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

                 AIG SunAmerica Asset Management Corp. AIG Investments
                 -                                     ---------------
                 John Massey        Allison Larkin     Hans Danielsson
                 Steve Neimeth      Brendan Voege      Robin Thorn
                 Paul Ma            Ben Barrett
                 Jay Rushin         Mike Beaulieu
                 Soraya Benitez     Andy Sheridan
                 Sandra Salas       Jay Merchant
                 Sarah Kallok       Kara Murphy

--------
Past performance is no guarantee of future results.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2007 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of International Equity Fund and International Small-Cap Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2007 and held until September 30, 2007.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the six months ended September 30, 2007" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the six months ended September 30, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended September 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended September 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the six months ended September 30, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended September 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended September 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of International Equity Fund and International Small-Cap Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2007 -- (unaudited) (continued)


                                               Actual                                  Hypothetical
                             ------------------------------------------ ------------------------------------------
                                                                                      Ending Account
                                           Ending Account Expense Paid                 Value using   Expense Paid
                                            Value Using    During the                 a Hypothetical  During the      Expense
                               Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months       Ratio
                             Account Value   Return at        Ended     Account Value   Return at        Ended         as of
                              at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund                             2007           2007          2007          2007           2007          2007          2007*
----                         ------------- -------------- ------------- ------------- -------------- ------------- -------------
Blue Chip Growth Fund@
  Class A#..................   $1,000.00     $1,130.28       $ 8.54       $1,000.00     $1,017.05       $ 8.09         1.60%
  Class B#..................   $1,000.00     $1,126.11       $12.37       $1,000.00     $1,013.44       $11.71         2.32%
  Class C#..................   $1,000.00     $1,124.91       $13.37       $1,000.00     $1,012.48       $12.66         2.51%
  Class I#..................   $1,000.00     $1,132.22       $ 7.06       $1,000.00     $1,018.45       $ 6.68         1.32%
Growth Opportunities Fund@
  Class A#..................   $1,000.00     $  983.20       $ 7.86       $1,000.00     $1,017.15       $ 7.99         1.58%
  Class B#..................   $1,000.00     $  979.83       $11.27       $1,000.00     $1,013.69       $11.46         2.27%
  Class C#..................   $1,000.00     $  979.21       $11.71       $1,000.00     $1,013.24       $11.91         2.36%
  Class I#..................   $1,000.00     $  983.95       $ 6.61       $1,000.00     $1,018.40       $ 6.73         1.33%
New Century Fund@
  Class A...................   $1,000.00     $1,033.69       $ 7.95       $1,000.00     $1,017.25       $ 7.89         1.56%
  Class B...................   $1,000.00     $1,030.04       $11.65       $1,000.00     $1,013.59       $11.56         2.29%
  Class C#..................   $1,000.00     $1,030.40       $10.89       $1,000.00     $1,014.34       $10.81         2.14%
Growth and Income Fund@
  Class A#..................   $1,000.00     $1,112.04       $ 8.21       $1,000.00     $1,017.30       $ 7.84         1.55%
  Class B#..................   $1,000.00     $1,108.21       $11.52       $1,000.00     $1,014.14       $11.01         2.18%
  Class C#..................   $1,000.00     $1,109.12       $11.47       $1,000.00     $1,014.19       $10.96         2.17%
  Class I#..................   $1,000.00     $1,112.97       $ 6.99       $1,000.00     $1,018.45       $ 6.68         1.32%
Balanced Assets Fund@
  Class A#..................   $1,000.00     $1,070.73       $ 8.20       $1,000.00     $1,017.15       $ 7.99         1.58%
  Class B#..................   $1,000.00     $1,067.67       $11.71       $1,000.00     $1,013.74       $11.41         2.26%
  Class C#..................   $1,000.00     $1,067.53       $11.66       $1,000.00     $1,013.79       $11.36         2.25%
  Class I#..................   $1,000.00     $1,072.57       $ 6.81       $1,000.00     $1,018.50       $ 6.63         1.31%
International Equity Fund
  Class A#..................   $1,000.00     $1,118.01       $10.09       $1,000.00     $1,015.54       $ 9.60         1.90%
  Class B#..................   $1,000.00     $1,114.20       $13.51       $1,000.00     $1,012.28       $12.86         2.55%
  Class C#..................   $1,000.00     $1,114.34       $13.52       $1,000.00     $1,012.28       $12.86         2.55%
  Class I#..................   $1,000.00     $1,118.21       $ 9.56       $1,000.00     $1,016.04       $ 9.10         1.80%
Value Fund@
  Class A#..................   $1,000.00     $1,086.00       $ 8.52       $1,000.00     $1,016.90       $ 8.24         1.63%
  Class B#..................   $1,000.00     $1,082.49       $11.90       $1,000.00     $1,013.64       $11.51         2.28%
  Class C#..................   $1,000.00     $1,082.49       $11.90       $1,000.00     $1,013.64       $11.51         2.28%
  Class I#..................   $1,000.00     $1,086.66       $ 8.00       $1,000.00     $1,017.40       $ 7.74         1.53%
  Class Z#..................   $1,000.00     $1,089.14       $ 5.55       $1,000.00     $1,019.75       $ 5.37         1.06%
Disciplined Growth Fund@
  Class A#..................   $1,000.00     $1,218.03       $ 8.06       $1,000.00     $1,017.80       $ 7.33         1.45%
  Class B#..................   $1,000.00     $1,214.44       $11.66       $1,000.00     $1,014.54       $10.61         2.10%
  Class C#..................   $1,000.00     $1,214.29       $11.66       $1,000.00     $1,014.54       $10.61         2.10%
International Small-Cap Fund
  Class A#..................   $1,000.00     $1,059.00       $ 9.81       $1,000.00     $1,015.54       $ 9.60         1.90%
  Class B#..................   $1,000.00     $1,055.51       $13.14       $1,000.00     $1,012.28       $12.86         2.55%
  Class C#..................   $1,000.00     $1,055.51       $13.14       $1,000.00     $1,012.28       $12.86         2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of International Equity Fund and International Small-Cap Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2007" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2007" and "Expense Ratios" would have been lower.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been applied, the Expense Example would have been as follows:

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2007 -- (unaudited) (continued)


                                            Actual                                  Hypothetical
                          ------------------------------------------ ------------------------------------------
                                                                                   Ending Account
                                        Ending Account Expense Paid                 Value using   Expense Paid
                                         Value Using    During the                 a Hypothetical  During the      Expense
                            Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months       Ratio
                          Account Value   Return at        Ended     Account Value   Return at        Ended         as of
                           at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund                          2007           2007          2007          2007           2007          2007          2007*
----                      ------------- -------------- ------------- ------------- -------------- ------------- -------------
Blue Chip Growth Fund
  Class A#...............   $1,000.00     $1,130.28       $ 8.49       $1,000.00     $1,017.10       $ 8.04         1.59%
  Class B#...............   $1,000.00     $1,126.11       $12.31       $1,000.00     $1,013.49       $11.66         2.31%
  Class C#...............   $1,000.00     $1,124.91       $13.32       $1,000.00     $1,012.53       $12.61         2.50%
  Class I#...............   $1,000.00     $1,132.22       $ 7.00       $1,000.00     $1,018.50       $ 6.63         1.31%
Growth Opportunities Fund
  Class A#...............   $1,000.00     $  983.20       $ 7.61       $1,000.00     $1,017.40       $ 7.74         1.53%
  Class B#...............   $1,000.00     $  979.83       $10.97       $1,000.00     $1,013.99       $11.16         2.21%
  Class C#...............   $1,000.00     $  979.21       $11.41       $1,000.00     $1,013.54       $11.61         2.30%
  Class I#...............   $1,000.00     $  983.95       $ 6.32       $1,000.00     $1,018.70       $ 6.43         1.27%
New Century Fund
  Class A................   $1,000.00     $1,033.69       $ 7.80       $1,000.00     $1,017.40       $ 7.74         1.53%
  Class B................   $1,000.00     $1,030.04       $11.50       $1,000.00     $1,013.74       $11.41         2.26%
  Class C#...............   $1,000.00     $1,030.40       $10.79       $1,000.00     $1,014.44       $10.71         2.12%
Growth and Income Fund
  Class A#...............   $1,000.00     $1,112.04       $ 7.99       $1,000.00     $1,017.50       $ 7.64         1.51%
  Class B#...............   $1,000.00     $1,108.21       $11.31       $1,000.00     $1,014.34       $10.81         2.14%
  Class C#...............   $1,000.00     $1,109.12       $11.26       $1,000.00     $1,014.39       $10.76         2.13%
  Class I#...............   $1,000.00     $1,112.97       $ 6.78       $1,000.00     $1,018.65       $ 6.48         1.28%
Balanced Assets Fund
  Class A#...............   $1,000.00     $1,070.73       $ 8.20       $1,000.00     $1,017.15       $ 7.99         1.58%
  Class B#...............   $1,000.00     $1,067.67       $11.66       $1,000.00     $1,013.79       $11.36         2.25%
  Class C#...............   $1,000.00     $1,067.53       $11.61       $1,000.00     $1,013.84       $11.31         2.24%
  Class I#...............   $1,000.00     $1,072.57       $ 6.75       $1,000.00     $1,018.55       $ 6.58         1.30%
Value Fund
  Class A#...............   $1,000.00     $1,086.00       $ 8.42       $1,000.00     $1,017.00       $ 8.14         1.61%
  Class B#...............   $1,000.00     $1,082.49       $11.80       $1,000.00     $1,013.74       $11.41         2.26%
  Class C#...............   $1,000.00     $1,082.49       $11.80       $1,000.00     $1,013.74       $11.41         2.26%
  Class I#...............   $1,000.00     $1,086.66       $ 7.95       $1,000.00     $1,017.45       $ 7.69         1.52%
  Class Z#...............   $1,000.00     $1,089.14       $ 5.50       $1,000.00     $1,019.80       $ 5.32         1.05%
Disciplined Growth Fund
  Class A#...............   $1,000.00     $1,218.03       $ 7.84       $1,000.00     $1,018.00       $ 7.13         1.41%
  Class B#...............   $1,000.00     $1,214.44       $11.44       $1,000.00     $1,014.74       $10.40         2.06%
  Class C#...............   $1,000.00     $1,214.29       $11.43       $1,000.00     $1,014.74       $10.40         2.06%

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2007

                                                                             Blue Chip      Growth           New
                                                                              Growth     Opportunities     Century
                                                                               Fund          Fund           Fund
                                                                           ------------  -------------  -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*.......... $ 69,627,872  $  48,274,459  $  85,790,618
Short-term investment securities, at market value (unaffiliated)*.........           --             --             --
Repurchase agreements (cost approximates market value)....................    1,123,000     10,150,000     13,531,000
                                                                           ------------  -------------  -------------
  Total investments.......................................................   70,750,872     58,424,459     99,321,618
                                                                           ------------  -------------  -------------
Cash......................................................................          290            412         17,327
Foreign cash*.............................................................           --             --             --
Receivable for:
  Fund shares sold........................................................        9,161          6,677         23,294
  Dividends and interest..................................................       26,832         24,294         83,598
  Investments sold........................................................    1,361,314      5,160,391      7,946,267
Prepaid expenses and other assets.........................................        5,784         31,497          8,818
Due from investment adviser for expense reimbursements/fee waivers........          300          1,170            418
                                                                           ------------  -------------  -------------
Total assets..............................................................   72,154,553     63,648,900    107,401,340
                                                                           ------------  -------------  -------------
LIABILITIES:
Payable for:
  Fund shares redeemed....................................................       45,932        173,790        110,619
  Investments purchased...................................................      988,423             --      1,975,000
  Interest on securities sold short.......................................           --             --             --
  Investment advisory and management fees.................................       42,533         39,059         63,767
  Distribution and service maintenance fees...............................       29,457         31,169         38,705
  Transfer agent fees and expenses........................................       29,553         27,203         36,737
  Trustees' fees and expenses.............................................       29,219         25,332         49,662
  Other accrued expenses..................................................       82,029        101,552         92,667
Due to investment adviser from expense recoupment.........................           --             --             --
Due to custodian..........................................................           --             --             --
Securities sold short, at market value#...................................           --             --             --
                                                                           ------------  -------------  -------------
Total liabilities.........................................................    1,247,146        398,105      2,367,157
                                                                           ------------  -------------  -------------
Net Assets................................................................ $ 70,907,407  $  63,250,795  $ 105,034,183
                                                                           ============  =============  =============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................. $     39,154  $      34,424  $      48,656
Paid-in capital...........................................................  127,683,951    256,242,157    210,377,954
                                                                           ------------  -------------  -------------
                                                                            127,723,105    256,276,581    210,426,610
Accumulated undistributed net investment income (loss)....................      (28,338)       (24,866)       (49,536)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions.............................................................  (68,097,696)  (193,429,999)  (105,900,967)
Unrealized appreciation (depreciation) on investments.....................   11,310,336        429,079        558,076
Unrealized foreign exchange gain (loss) on other assets and liabilities...           --             --             --
Unrealized appreciation (depreciation) on securities sold short...........           --             --             --
                                                                           ------------  -------------  -------------
Net Assets................................................................ $ 70,907,407  $  63,250,795  $ 105,034,183
                                                                           ============  =============  =============
*Cost
  Long-term investment securities (unaffiliated).......................... $ 58,317,536  $  47,845,380  $  85,232,542
                                                                           ============  =============  =============
  Short-term investment securities (unaffiliated)......................... $         --  $          --  $          --
                                                                           ============  =============  =============
  Foreign cash............................................................ $         --  $          --  $          --
                                                                           ============  =============  =============
#Proceeds from securities sold short...................................... $         --  $          --  $          --
                                                                           ============  =============  =============

                                                                            Growth and     Balanced
                                                                              Income        Assets
                                                                               Fund          Fund
                                                                           ------------  ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*.......... $104,288,588  $149,194,938
Short-term investment securities, at market value (unaffiliated)*.........           --            --
Repurchase agreements (cost approximates market value)....................    3,800,000     5,017,000
                                                                           ------------  ------------
  Total investments.......................................................  108,088,588   154,211,938
                                                                           ------------  ------------
Cash......................................................................          286        63,927
Foreign cash*.............................................................           --            --
Receivable for:
  Fund shares sold........................................................       50,779        17,513
  Dividends and interest..................................................      100,811       610,911
  Investments sold........................................................    3,870,943     3,081,840
Prepaid expenses and other assets.........................................        8,922         8,071
Due from investment adviser for expense reimbursements/fee waivers........          639         3,078
                                                                           ------------  ------------
Total assets..............................................................  112,120,968   157,997,278
                                                                           ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed....................................................       98,038       250,078
  Investments purchased...................................................    1,045,148     3,225,135
  Interest on securities sold short.......................................           --           869
  Investment advisory and management fees.................................       67,400        93,720
  Distribution and service maintenance fees...............................       54,575        58,937
  Transfer agent fees and expenses........................................       42,419        56,643
  Trustees' fees and expenses.............................................       39,432        78,728
  Other accrued expenses..................................................       75,684       123,066
Due to investment adviser from expense recoupment.........................           --            --
Due to custodian..........................................................           --            --
Securities sold short, at market value#...................................           --       597,047
                                                                           ------------  ------------
Total liabilities.........................................................    1,422,696     4,484,223
                                                                           ------------  ------------
Net Assets................................................................ $110,698,272  $153,513,055
                                                                           ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................. $     71,601  $     97,164
Paid-in capital...........................................................  134,934,292   209,203,252
                                                                           ------------  ------------
                                                                            135,005,893   209,300,416
Accumulated undistributed net investment income (loss)....................      204,199       236,935
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions.............................................................  (34,153,477)  (69,026,832)
Unrealized appreciation (depreciation) on investments.....................    9,641,657    12,996,080
Unrealized foreign exchange gain (loss) on other assets and liabilities...           --            --
Unrealized appreciation (depreciation) on securities sold short...........           --         6,456
                                                                           ------------  ------------
Net Assets................................................................ $110,698,272  $153,513,055
                                                                           ============  ============
*Cost
  Long-term investment securities (unaffiliated).......................... $ 94,646,931  $136,198,858
                                                                           ============  ============
  Short-term investment securities (unaffiliated)......................... $         --  $         --
                                                                           ============  ============
  Foreign cash............................................................ $         --  $         --
                                                                           ============  ============
#Proceeds from securities sold short...................................... $         --  $    603,503
                                                                           ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2007 -- (continued)


                                                              Blue Chip     Growth         New     Growth and    Balanced
                                                               Growth    Opportunities   Century     Income       Assets
                                                                Fund         Fund         Fund        Fund         Fund
                                                             ----------- ------------- ----------- ----------- ------------
Class A (unlimited shares authorized):
Net assets.................................................. $51,961,305  $39,646,389  $88,534,522 $66,962,905 $124,256,604
Shares of beneficial interest issued and outstanding........   2,772,219    2,053,597    4,007,967   4,215,801    7,862,910
Net asset value and redemption price per share.............. $     18.74  $     19.31  $     22.09 $     15.88 $      15.80
Maximum sales charge (5.75% of offering price)..............        1.14         1.18         1.35        0.97         0.96
                                                             -----------  -----------  ----------- ----------- ------------ -
Maximum offering price to public............................ $     19.88  $     20.49  $     23.44 $     16.85 $      16.76
                                                             ===========  ===========  =========== =========== ============ =
Class B (unlimited shares authorized):
Net assets.................................................. $14,314,288  $15,229,103  $10,701,236 $19,562,062 $ 14,713,809
Shares of beneficial interest issued and outstanding........     866,318      895,992      557,455   1,317,009      933,075
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     16.52  $     17.00  $     19.20 $     14.85 $      15.77
                                                             ===========  ===========  =========== =========== ============ =
Class C (unlimited shares authorized):
Net assets.................................................. $ 3,958,948  $ 8,229,981  $ 5,798,425 $23,850,525 $ 13,890,689
Shares of beneficial interest issued and outstanding........     241,501      485,367      300,134   1,607,077      879,234
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     16.39  $     16.96  $     19.32 $     14.84 $      15.80
                                                             ===========  ===========  =========== =========== ============ =
Class I (unlimited shares authorized):
Net assets.................................................. $   672,866  $   145,322  $        -- $   322,780 $    651,953
Shares of beneficial interest issued and outstanding........      35,392        7,406           --      20,219       41,211
Net asset value, offering and redemption price per share.... $     19.01  $     19.62  $        -- $     15.96 $      15.82
                                                             ===========  ===========  =========== =========== ============ =
Class Z (unlimited shares authorized):
Net assets.................................................. $        --  $        --  $        -- $        -- $         --
Shares of beneficial interest issued and outstanding........          --           --           --          --           --
Net asset value, offering and redemption price per share.... $        --  $        --  $        -- $        -- $         --
                                                             ===========  ===========  =========== =========== ============ =

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2007 -- (continued)

                                                                                                         International
                                                                                                            Equity
                                                                                                             Fund
                                                                                                         -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........................................ $128,317,856
Short-term investment securities, at market value (unaffiliated)*.......................................           --
Repurchase agreements (cost approximates market value)..................................................    2,952,000
                                                                                                         ------------
  Total investments.....................................................................................  131,269,856
                                                                                                         ------------
Cash....................................................................................................          503
Foreign cash*...........................................................................................      151,836
Receivable for:
  Fund shares sold......................................................................................      143,633
  Dividends and interest................................................................................      323,014
  Investments sold......................................................................................    2,787,628
Prepaid expenses and other assets.......................................................................        1,831
Due from investment adviser for expense reimbursements/fee waivers......................................           --
                                                                                                         ------------
Total assets............................................................................................  134,678,301
                                                                                                         ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................      153,722
  Investments purchased.................................................................................    3,581,559
  Interest on securities sold short.....................................................................           --
  Investment advisory and management fees...............................................................      101,319
  Distribution and service maintenance fees.............................................................       58,718
  Transfer agent fees and expenses......................................................................       35,170
  Trustees' fees and expenses...........................................................................       18,682
  Other accrued expenses................................................................................      111,856
Due to investment adviser from expense recoupment.......................................................       21,186
Due to custodian........................................................................................           --
Securities sold short, at market value#.................................................................           --
                                                                                                         ------------
Total liabilities.......................................................................................    4,082,212
                                                                                                         ------------
Net Assets.............................................................................................. $130,596,089
                                                                                                         ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................................... $     67,692
Paid-in capital.........................................................................................  113,039,175
                                                                                                         ------------
                                                                                                          113,106,867
Accumulated undistributed net investment income (loss)..................................................     (125,271)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts,
 securities sold short and foreign exchange transactions................................................   (5,685,106)
Unrealized appreciation (depreciation) on investments...................................................   23,305,040
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................       (5,441)
Unrealized appreciation (depreciation) on securities sold short.........................................           --
                                                                                                         ------------
  Net Assets............................................................................................ $130,596,089
                                                                                                         ============
*Cost
  Long-term investment securities (unaffiliated)........................................................ $105,012,816
                                                                                                         ============
  Short-term investment securities (unaffiliated)....................................................... $         --
                                                                                                         ============
  Foreign cash.......................................................................................... $    147,981
                                                                                                         ============
# Proceeds from securities sold short................................................................... $         --
                                                                                                         ============

                                                                                                            Value
                                                                                                            Fund
                                                                                                         ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........................................ $215,107,719
Short-term investment securities, at market value (unaffiliated)*.......................................           --
Repurchase agreements (cost approximates market value)..................................................   13,190,000
                                                                                                         ------------
  Total investments.....................................................................................  228,297,719
                                                                                                         ------------
Cash....................................................................................................          697
Foreign cash*...........................................................................................           --
Receivable for:
  Fund shares sold......................................................................................      111,099
  Dividends and interest................................................................................      236,545
  Investments sold......................................................................................    2,416,575
Prepaid expenses and other assets.......................................................................       25,335
Due from investment adviser for expense reimbursements/fee waivers......................................           --
                                                                                                         ------------
Total assets............................................................................................  231,087,970
                                                                                                         ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................      323,601
  Investments purchased.................................................................................    3,377,399
  Interest on securities sold short.....................................................................           --
  Investment advisory and management fees...............................................................      184,307
  Distribution and service maintenance fees.............................................................       89,799
  Transfer agent fees and expenses......................................................................       62,778
  Trustees' fees and expenses...........................................................................       33,719
  Other accrued expenses................................................................................      101,840
Due to investment adviser from expense recoupment.......................................................       22,508
Due to custodian........................................................................................           --
Securities sold short, at market value#.................................................................           --
                                                                                                         ------------
Total liabilities.......................................................................................    4,195,951
                                                                                                         ------------
Net Assets.............................................................................................. $226,892,019
                                                                                                         ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................................... $    118,705
Paid-in capital.........................................................................................  176,703,419
                                                                                                         ------------
                                                                                                          176,822,124
Accumulated undistributed net investment income (loss)..................................................    1,613,189
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts,
 securities sold short and foreign exchange transactions................................................   27,021,207
Unrealized appreciation (depreciation) on investments...................................................   21,435,499
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................           --
Unrealized appreciation (depreciation) on securities sold short.........................................           --
                                                                                                         ------------
  Net Assets............................................................................................ $226,892,019
                                                                                                         ============
*Cost
  Long-term investment securities (unaffiliated)........................................................ $193,672,220
                                                                                                         ============
  Short-term investment securities (unaffiliated)....................................................... $         --
                                                                                                         ============
  Foreign cash.......................................................................................... $         --
                                                                                                         ============
# Proceeds from securities sold short................................................................... $         --
                                                                                                         ============

                                                                                                          Disciplined
                                                                                                            Growth
                                                                                                             Fund@
                                                                                                         ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........................................ $ 60,358,998
Short-term investment securities, at market value (unaffiliated)*.......................................           --
Repurchase agreements (cost approximates market value)..................................................      522,000
                                                                                                         ------------
  Total investments.....................................................................................   60,880,998
                                                                                                         ------------
Cash....................................................................................................           --
Foreign cash*...........................................................................................       55,880
Receivable for:
  Fund shares sold......................................................................................      312,532
  Dividends and interest................................................................................       41,890
  Investments sold......................................................................................    1,212,371
Prepaid expenses and other assets.......................................................................       52,490
Due from investment adviser for expense reimbursements/fee waivers......................................           --
                                                                                                         ------------
Total assets............................................................................................   62,556,161
                                                                                                         ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................       70,123
  Investments purchased.................................................................................    1,920,300
  Interest on securities sold short.....................................................................           --
  Investment advisory and management fees...............................................................       40,367
  Distribution and service maintenance fees.............................................................       34,451
  Transfer agent fees and expenses......................................................................       14,269
  Trustees' fees and expenses...........................................................................       11,056
  Other accrued expenses................................................................................       59,407
Due to investment adviser from expense recoupment.......................................................       12,956
Due to custodian........................................................................................       16,288
Securities sold short, at market value#.................................................................           --
                                                                                                         ------------
Total liabilities.......................................................................................    2,179,217
                                                                                                         ------------
Net Assets.............................................................................................. $ 60,376,944
                                                                                                         ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................................... $     35,556
Paid-in capital.........................................................................................   70,456,975
                                                                                                         ------------
                                                                                                           70,492,531
Accumulated undistributed net investment income (loss)..................................................       (9,070)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions................................................  (18,802,292)
Unrealized appreciation (depreciation) on investments...................................................    8,693,094
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................        2,681
Unrealized appreciation (depreciation) on securities sold short.........................................           --
                                                                                                         ------------
  Net Assets............................................................................................ $ 60,376,944
                                                                                                         ============
*Cost
  Long-term investment securities (unaffiliated)........................................................ $ 51,665,904
                                                                                                         ============
  Short-term investment securities (unaffiliated)....................................................... $         --
                                                                                                         ============
  Foreign cash.......................................................................................... $     53,266
                                                                                                         ============
# Proceeds from securities sold short................................................................... $         --
                                                                                                         ============

                                                                                                         International
                                                                                                           Small-Cap
                                                                                                             Fund
                                                                                                         -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........................................  $35,718,643
Short-term investment securities, at market value (unaffiliated)*.......................................    1,284,000
Repurchase agreements (cost approximates market value)..................................................           --
                                                                                                          -----------
  Total investments.....................................................................................   37,002,643
                                                                                                          -----------
Cash....................................................................................................        2,166
Foreign cash*...........................................................................................      456,100
Receivable for:
  Fund shares sold......................................................................................       45,596
  Dividends and interest................................................................................       67,434
  Investments sold......................................................................................      157,052
Prepaid expenses and other assets.......................................................................        1,446
Due from investment adviser for expense reimbursements/fee waivers......................................        3,598
                                                                                                          -----------
Total assets............................................................................................   37,736,035
                                                                                                          -----------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................        7,691
  Investments purchased.................................................................................      218,784
  Interest on securities sold short.....................................................................           --
  Investment advisory and management fees...............................................................       33,955
  Distribution and service maintenance fees.............................................................       13,686
  Transfer agent fees and expenses......................................................................        9,947
  Trustees' fees and expenses...........................................................................          952
  Other accrued expenses................................................................................       68,046
Due to investment adviser from expense recoupment.......................................................           --
Due to custodian........................................................................................           --
Securities sold short, at market value#.................................................................           --
                                                                                                          -----------
Total liabilities.......................................................................................      353,061
                                                                                                          -----------
Net Assets..............................................................................................  $37,382,974
                                                                                                          ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value...........................................................  $    26,742
Paid-in capital.........................................................................................   32,957,984
                                                                                                          -----------
                                                                                                           32,984,726
Accumulated undistributed net investment income (loss)..................................................         (250)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts,
 securities sold short and foreign exchange transactions................................................      (93,570)
Unrealized appreciation (depreciation) on investments...................................................    4,484,214
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................        7,854
Unrealized appreciation (depreciation) on securities sold short.........................................           --
                                                                                                          -----------
  Net Assets............................................................................................  $37,382,974
                                                                                                          ===========
*Cost
  Long-term investment securities (unaffiliated)........................................................  $31,234,429
                                                                                                          ===========
  Short-term investment securities (unaffiliated).......................................................  $ 1,284,000
                                                                                                          ===========
  Foreign cash..........................................................................................  $   449,293
                                                                                                          ===========
# Proceeds from securities sold short...................................................................  $        --
                                                                                                          ===========

--------
@  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES --  September 30,2007 --
        (continued)

                                                             International              Disciplined International
                                                                Equity        Value       Growth      Small-Cap
                                                                 Fund         Fund         Fund@        Fund
                                                             ------------- ------------ ----------- -------------
Class A (unlimited shares authorized):
Net assets..................................................  $75,407,948  $126,787,511 $25,773,505  $30,845,317
Shares of beneficial interest issued and outstanding........    3,808,504     6,562,962   1,478,173    2,203,057
Net asset value and redemption price per share..............  $     19.80  $      19.32 $     17.44  $     14.00
Maximum sales charge (5.75% of offering price)..............         1.21          1.18        1.06         0.85
                                                              -----------  ------------ -----------  -----------
Maximum offering price to public............................  $     21.01  $      20.50 $     18.50  $     14.85
                                                              ===========  ============ ===========  ===========
Class B (unlimited shares authorized):
Net assets..................................................  $20,508,649  $ 39,355,021 $ 5,676,359  $ 1,181,050
Shares of beneficial interest issued and outstanding........    1,111,961     2,157,559     340,991       85,081
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     18.44  $      18.24 $     16.65  $     13.88
                                                              ===========  ============ ===========  ===========
Class C (unlimited shares authorized):
Net assets..................................................  $26,682,694  $ 26,071,162 $28,927,080  $ 5,356,607
Shares of beneficial interest issued and outstanding........    1,448,187     1,429,512   1,736,422      386,017
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     18.42  $      18.24 $     16.66  $     13.88
                                                              ===========  ============ ===========  ===========
Class I (unlimited shares authorized):
Net assets..................................................  $ 7,996,798  $     33,930 $        --  $        --
Shares of beneficial interest issued and outstanding........      400,586         1,757          --           --
Net asset value, offering and redemption price per share....  $     19.96  $      19.31 $        --  $        --
                                                              ===========  ============ ===========  ===========
Class Z (unlimited shares authorized):
Net assets..................................................  $        --  $ 34,644,395 $        --  $        --
Shares of beneficial interest issued and outstanding........           --     1,718,743          --           --
Net asset value, offering and redemption price per share....  $        --  $      20.16 $        --  $        --
                                                              ===========  ============ ===========  ===========

--------
@  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the year ended September 30, 2007


                                                                                                      Blue Chip      Growth
                                                                                                       Growth     Opportunities
                                                                                                        Fund          Fund
                                                                                                     -----------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated).......................................................................... $   765,442   $   216,672
  Interest (unaffiliated)...........................................................................      81,843       358,661
                                                                                                     -----------   -----------
   Total investment income*.........................................................................     847,285       575,333
                                                                                                     -----------   -----------
EXPENSES:
  Investment advisory and management fees...........................................................     526,395       521,863
  Distribution and service maintenance fees
   Class A..........................................................................................     172,476       138,628
   Class B..........................................................................................     160,897       202,518
   Class C..........................................................................................      41,792        95,115
  Service fees Class I..............................................................................       1,595           526
  Transfer agent fees and expenses
   Class A..........................................................................................     136,703       112,096
   Class B..........................................................................................      53,949        63,646
   Class C..........................................................................................      13,666        29,242
   Class I..........................................................................................       1,187           750
  Registration fees
   Class A..........................................................................................      18,321        17,556
   Class B..........................................................................................      13,462        12,973
   Class C..........................................................................................      12,129        12,767
   Class I..........................................................................................      11,801        11,673
   Class Z..........................................................................................          --            --
  Custodian and accounting fees.....................................................................      38,564        41,158
  Reports to shareholders...........................................................................      34,077        16,013
  Audit and tax fees................................................................................      32,700        35,707
  Legal fees........................................................................................      13,831        16,720
  Trustees' fees and expenses.......................................................................       5,512         5,644
  Interest expense..................................................................................          56            --
  Other expenses....................................................................................      17,899        20,980
                                                                                                     -----------   -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits
    and fees paid indirectly........................................................................   1,307,012     1,355,575
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)................     (22,744)      (15,696)
   Custody credits earned on cash balances..........................................................        (394)       (1,568)
   Fees paid indirectly (Note 5)....................................................................      (7,908)      (33,696)
                                                                                                     -----------   -----------
   Net expenses.....................................................................................   1,275,966     1,304,615
                                                                                                     -----------   -----------
Net investment income (loss)........................................................................    (428,681)     (729,282)
                                                                                                     -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**............................................   4,257,405    11,409,851
Net realized foreign exchange gain (loss) on other assets and liabilities...........................         217            --
Net realized gain (loss) on securities sold short...................................................          --            --
                                                                                                     -----------   -----------
Net realized gain (loss) on investments and foreign currencies......................................   4,257,622    11,409,851
                                                                                                     -----------   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)......................   8,515,725    (1,842,299)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...................          --            --
Change in unrealized appreciation (depreciation) on securities sold short...........................          --            --
Change in accrued capital gains tax on unrealized appreciation (depreciation).......................          --            --
                                                                                                     -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies....................................   8,515,725    (1,842,299)
                                                                                                     -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.......................  12,773,347     9,567,552
                                                                                                     -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $12,344,666   $ 8,838,270
                                                                                                     ===========   ===========
--------
*Net of foreign withholding taxes on interest and dividends of...................................... $     2,692   $        --
                                                                                                     ===========   ===========
**Net of foreign withholding taxes on capital gains of.............................................. $        --   $        --
                                                                                                     ===========   ===========

                                                                                                         New       Growth and
                                                                                                       Century       Income
                                                                                                        Fund          Fund
                                                                                                     -----------  -----------
INVESTMENT INCOME:
  Dividends (unaffiliated).......................................................................... $   629,074  $ 2,144,345
  Interest (unaffiliated)...........................................................................     710,693      128,115
                                                                                                     -----------  -----------
   Total investment income*.........................................................................   1,339,767    2,272,460
                                                                                                     -----------  -----------
EXPENSES:
  Investment advisory and management fees...........................................................     753,123      849,237
  Distribution and service maintenance fees
   Class A..........................................................................................     300,107      224,001
   Class B..........................................................................................     103,665      235,381
   Class C..........................................................................................      43,049      253,771
  Service fees Class I..............................................................................          --          790
  Transfer agent fees and expenses
   Class A..........................................................................................     228,959      175,664
   Class B..........................................................................................      31,910       67,255
   Class C..........................................................................................      14,141       67,837
   Class I..........................................................................................          --          560
  Registration fees
   Class A..........................................................................................      23,868       18,146
   Class B..........................................................................................      11,505       14,627
   Class C..........................................................................................      11,699       14,067
   Class I..........................................................................................          --       11,768
   Class Z..........................................................................................          --           --
  Custodian and accounting fees.....................................................................      46,554       39,316
  Reports to shareholders...........................................................................      36,689       36,085
  Audit and tax fees................................................................................      29,162       31,761
  Legal fees........................................................................................      17,845       11,578
  Trustees' fees and expenses.......................................................................       6,715        8,714
  Interest expense..................................................................................          --        1,266
  Other expenses....................................................................................      15,485       17,624
                                                                                                     -----------  -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits
    and fees paid indirectly........................................................................   1,674,476    2,079,448
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)................     (15,092)     (26,424)
   Custody credits earned on cash balances..........................................................      (2,512)        (392)
   Fees paid indirectly (Note 5)....................................................................     (22,812)     (22,522)
                                                                                                     -----------  -----------
   Net expenses.....................................................................................   1,634,060    2,030,110
                                                                                                     -----------  -----------
Net investment income (loss)........................................................................    (294,293)     242,350
                                                                                                     -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**............................................  18,717,898   15,197,392
Net realized foreign exchange gain (loss) on other assets and liabilities...........................        (190)         530
Net realized gain (loss) on securities sold short...................................................          --           --
                                                                                                     -----------  -----------
Net realized gain (loss) on investments and foreign currencies......................................  18,717,708   15,197,922
                                                                                                     -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)......................  (1,684,002)   3,277,428
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...................          --           --
Change in unrealized appreciation (depreciation) on securities sold short...........................          --           --
Change in accrued capital gains tax on unrealized appreciation (depreciation).......................          --           --
                                                                                                     -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies....................................  (1,684,002)   3,277,428
                                                                                                     -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.......................  17,033,706   18,475,350
                                                                                                     -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $16,739,413  $18,717,700
                                                                                                     ===========  ===========
--------
*Net of foreign withholding taxes on interest and dividends of...................................... $     8,522  $    10,577
                                                                                                     ===========  ===========
**Net of foreign withholding taxes on capital gains of.............................................. $        --  $        --
                                                                                                     ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the year ended September 30, 2007 -- (continued)


                                                                                         Balanced   International
                                                                                          Assets       Equity        Value
                                                                                           Fund         Fund         Fund
                                                                                       -----------  ------------- -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $ 1,858,363   $ 2,438,911  $ 5,584,711
  Interest (unaffiliated).............................................................   3,233,679        36,467      436,609
                                                                                       -----------   -----------  -----------
   Total investment income*...........................................................   5,092,042     2,475,378    6,021,320
                                                                                       -----------   -----------  -----------
EXPENSES:
  Investment advisory and management fees.............................................   1,190,430     1,226,399    2,338,256
  Distribution and service maintenance fees
   Class A............................................................................     438,898       240,633      442,382
   Class B............................................................................     178,854       213,036      447,702
   Class C............................................................................     147,081       240,872      326,155
  Service fees Class I................................................................       1,828        21,242          120
  Transfer agent fees and expenses
   Class A............................................................................     353,114       176,946      317,337
   Class B............................................................................      53,809        64,643      121,467
   Class C............................................................................      40,287        64,062       80,488
   Class I............................................................................       1,719        19,032           73
  Registration fees
   Class A............................................................................      22,338        19,728       21,920
   Class B............................................................................      14,497        14,364       16,223
   Class C............................................................................      12,591        15,636       14,075
   Class I............................................................................      11,824        12,419       10,216
   Class Z............................................................................          --            --       13,583
  Custodian and accounting fees.......................................................     111,810       158,688       60,182
  Reports to shareholders.............................................................      66,972        39,233       49,548
  Audit and tax fees..................................................................      41,994        35,855       34,413
  Legal fees..........................................................................      14,370        12,827       14,105
  Trustees' fees and expenses.........................................................      12,133         8,624       16,806
  Interest expense....................................................................         244         5,240           --
  Other expenses......................................................................      19,141        15,542       21,421
                                                                                       -----------   -----------  -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly..........................................   2,733,934     2,605,021    4,346,472
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..     (44,098)       19,501     (203,086)
   Custody credits earned on cash balances............................................      (1,024)       (7,821)         (55)
   Fees paid indirectly (Note 5)......................................................     (12,237)           --      (24,710)
                                                                                       -----------   -----------  -----------
   Net expenses.......................................................................   2,676,575     2,616,701    4,118,621
                                                                                       -----------   -----------  -----------
Net investment income (loss)..........................................................   2,415,467      (141,323)   1,902,699
                                                                                       -----------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................   9,996,465    13,579,220   30,253,126
Net realized foreign exchange gain (loss) on other assets and liabilities.............         513      (107,574)       1,418
Net realized gain (loss) on securities sold short.....................................      11,757            --           --
                                                                                       -----------   -----------  -----------
Net realized gain (loss) on investments and foreign currencies........................  10,008,735    13,471,646   30,254,544
                                                                                       -----------   -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........   6,125,753    13,668,414    1,556,544
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....          --        (4,225)          --
Change in unrealized appreciation (depreciation) on securities sold short.............       6,304            --           --
Change in accrued capital gains tax on unrealized appreciation (depreciation).........          --            --           --
                                                                                       -----------   -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......................   6,132,057    13,664,189    1,556,544
                                                                                       -----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  16,140,792    27,135,835   31,811,088
                                                                                       -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $18,556,259   $26,994,512  $33,713,787
                                                                                       ===========   ===========  ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $     6,758   $   259,852  $    23,594
                                                                                       ===========   ===========  ===========
**Net of foreign withholding taxes on capital gains of................................ $        --   $         6  $        --
                                                                                       ===========   ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the year ended September 30, 2007-- (continued)

                                                                                       Disciplined  International
                                                                                         Growth       Small-Cap
                                                                                          Fund@         Fund
                                                                                       -----------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $   546,884   $  491,039
  Interest (unaffiliated).............................................................      58,531       19,811
                                                                                       -----------   ----------
   Total investment income*...........................................................     605,415      510,850
                                                                                       -----------   ----------
EXPENSES:
  Investment advisory and management fees.............................................     480,141      366,797
  Distribution and service maintenance fees
   Class A............................................................................      78,614       94,610
   Class B............................................................................      71,215        8,453
   Class C............................................................................     269,047       40,188
  Service fees Class I................................................................          --           --
  Transfer agent fees and expenses
   Class A............................................................................      57,241       62,407
   Class B............................................................................      19,699        2,643
   Class C............................................................................      64,941       10,075
   Class I............................................................................          --           --
  Registration fees
   Class A............................................................................      23,232       14,498
   Class B............................................................................      14,275       13,737
   Class C............................................................................      20,357       14,154
   Class I............................................................................          --           --
   Class Z............................................................................          --           --
  Custodian and accounting fees.......................................................      28,319      108,347
  Reports to shareholders.............................................................          --       18,790
  Audit and tax fees..................................................................      37,533       39,244
  Legal fees..........................................................................      19,569       11,987
  Trustees' fees and expenses.........................................................       4,279        2,063
  Interest expense....................................................................      19,732           --
  Other expenses......................................................................      23,607          927
                                                                                       -----------   ----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly..........................................   1,231,801      808,920
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..    (188,591)    (170,983)
   Custody credits earned on cash balances............................................      (2,975)        (307)
   Fees paid indirectly (Note 5)......................................................     (66,730)          --
                                                                                       -----------   ----------
   Net expenses.......................................................................     973,505      637,630
                                                                                       -----------   ----------
Net investment income (loss)..........................................................    (368,090)    (126,780)
                                                                                       -----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................  10,473,517    1,248,744
Net realized foreign exchange gain (loss) on other assets and liabilities.............      13,786       (8,201)
Net realized gain (loss) on securities sold short.....................................          --           --
                                                                                       -----------   ----------
Net realized gain (loss) on investments and foreign currencies........................  10,487,303    1,240,543
                                                                                       -----------   ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........   5,719,639    5,850,248
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....       2,821       11,152
Change in unrealized appreciation (depreciation) on securities sold short.............          --           --
Change in accrued capital gains tax on unrealized appreciation (depreciation).........          --          149
                                                                                       -----------   ----------
Net unrealized gain (loss) on investments and foreign currencies......................   5,722,460    5,861,549
                                                                                       -----------   ----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  16,209,763    7,102,092
                                                                                       -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $15,841,673   $6,975,312
                                                                                       ===========   ==========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $    16,532   $   48,687
                                                                                       ===========   ==========
**Net of foreign withholding taxes on capital gains of................................ $        --   $       --
                                                                                       ===========   ==========

--------
@  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                            Blue Chip Growth Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2007          2006
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (428,681) $   (532,478)
  Net realized gain (loss) on investments and foreign currencies........................    4,257,622     5,198,168
  Net unrealized gain (loss) on investments and foreign currencies......................    8,515,725    (2,357,467)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   12,344,666     2,308,223
                                                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)  (13,625,270)  (16,165,295)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (1,280,604)  (13,857,072)

NET ASSETS:
Beginning of period.....................................................................   72,188,011    86,045,083
                                                                                         ------------  ------------
End of period+.......................................................................... $ 70,907,407  $ 72,188,011
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    (28,338) $    (29,423)
                                                                                         ============  ============

                                                                                          Growth Opportunities Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2007          2006
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (729,282) $   (791,253)
  Net realized gain (loss) on investments and foreign currencies........................   11,409,851    13,948,650
  Net unrealized gain (loss) on investments and foreign currencies......................   (1,842,299)   (9,975,076)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    8,838,270     3,182,321
                                                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)  (14,171,956)  (20,760,692)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (5,333,686)  (17,578,371)

NET ASSETS:
Beginning of period.....................................................................   68,584,481    86,162,852
                                                                                         ------------  ------------
End of period+.......................................................................... $ 63,250,795  $ 68,584,481
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $     24,866  $    (25,397)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                              New Century Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2007          2006
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (294,293) $   (439,624)
  Net realized gain (loss) on investments and foreign currencies........................   18,717,708    11,815,681
  Net unrealized gain (loss) on investments and foreign currencies......................   (1,684,002)   (8,389,295)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   16,739,413     2,986,762
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................                         --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................                         --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)    3,329,307   (17,643,382)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   20,068,720   (14,656,620)

NET ASSETS:
Beginning of period.....................................................................   84,965,463    99,622,083
                                                                                         ------------  ------------
End of period+.......................................................................... $105,034,183  $ 84,965,463
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    (49,536) $    (47,113)
                                                                                         ============  ============

                                                                                           Growth and Income Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2007          2006
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $    242,350  $    (32,741)
  Net realized gain (loss) on investments and foreign currencies........................   15,197,922    14,027,002
  Net unrealized gain (loss) on investments and foreign currencies......................    3,277,428    (4,359,123)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   18,717,700     9,635,138
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --       (99,245)
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --        (2,121)
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --      (101,366)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)  (24,101,118)  (38,443,036)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (5,383,418)  (28,909,264)

NET ASSETS:
Beginning of period.....................................................................  116,081,690   144,990,954
                                                                                         ------------  ------------
End of period+.......................................................................... $110,698,272  $116,081,690
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    204,199  $    (38,681)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                            Balanced Assets Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2007          2006
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  2,415,467  $  2,524,412
  Net realized gain (loss) on investments and foreign currencies........................   10,008,735     5,408,614
  Net unrealized gain (loss) on investments and foreign currencies......................    6,132,057     1,638,175
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   18,556,259     9,571,201
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (1,990,178)   (2,367,072)
  Net investment income (Class B).......................................................     (133,492)     (256,828)
  Net investment income (Class C).......................................................     (113,780)     (176,512)
  Net investment income (Class I).......................................................      (13,500)      (15,164)
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (2,250,950)   (2,815,576)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)  (26,486,903)  (35,679,423)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (10,181,594)  (28,923,798)

NET ASSETS:
Beginning of period.....................................................................  163,694,649   192,618,447
                                                                                         ------------  ------------
End of period+.......................................................................... $153,513,055  $163,694,649
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    236,935  $    (88,894)
                                                                                         ============  ============

                                                                                          International Equity Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2007          2006
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (141,323) $   (372,437)
  Net realized gain (loss) on investments and foreign currencies........................   13,471,646    22,221,354
  Net unrealized gain (loss) on investments and foreign currencies......................   13,664,189    (2,823,314)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   26,994,512    19,025,603
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)  (10,955,655)    8,501,813
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   16,038,857    27,527,416

NET ASSETS:
Beginning of period.....................................................................  114,557,232    87,029,816
                                                                                         ------------  ------------
End of period+.......................................................................... $130,596,089  $114,557,232
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (125,271) $   (116,139)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                                 Value Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2007          2006
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  1,902,699  $  1,551,527
  Net realized gain (loss) on investments and foreign currencies........................   30,254,544    22,506,011
  Net unrealized gain (loss) on investments and foreign currencies......................    1,556,544     1,434,818
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   33,713,787    25,492,356
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (1,037,323)     (937,019)
  Net investment income (Class B).......................................................     (138,581)      (80,387)
  Net investment income (Class C).......................................................     (102,287)      (58,523)
  Net investment income (Class I).......................................................         (285)      (27,586)
  Net investment income (Class Z).......................................................     (294,735)     (189,399)
  Net realized gain on securities (Class A).............................................  (13,182,325)   (8,311,112)
  Net realized gain on securities (Class B).............................................   (5,278,693)   (3,719,250)
  Net realized gain on securities (Class C).............................................   (3,896,204)   (2,707,693)
  Net realized gain on securities (Class I).............................................       (3,186)     (214,316)
  Net realized gain on securities (Class Z).............................................   (2,693,654)   (1,144,085)
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (26,627,273)  (17,389,370)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)   (5,899,264)  (32,363,644)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................    1,187,250   (24,260,658)

NET ASSETS:
Beginning of period.....................................................................  225,704,769   249,965,427
                                                                                         ------------  ------------
End of period+.......................................................................... $226,892,019  $225,704,769
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $  1,613,189  $  1,282,283
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                          Disciplined Growth Fund#
                                                                                         --------------------------

                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2007          2006
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (359,066)  $  (247,089)
  Net realized gain (loss) on investments and foreign currencies........................   10,478,279     2,537,901
  Net unrealized gain (loss) on investments and foreign currencies......................    5,722,460       950,584
                                                                                         ------------   -----------
Net increase (decrease) in net assets resulting from operations.........................   15,841,673     3,241,396
                                                                                         ------------   -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --       (51,047)
  Net investment income (Class B).......................................................           --        (1,497)
  Net investment income (Class C).......................................................           --        (1,412)
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------   -----------
Total distributions to shareholders.....................................................           --       (53,956)
                                                                                         ------------   -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)  (14,243,867)   15,240,310
                                                                                         ------------   -----------
Total increase (decrease) in net assets.................................................    1,597,806    18,427,750

NET ASSETS:
Beginning of period.....................................................................   58,779,138    40,351,388
                                                                                         ------------   -----------
End of period+.......................................................................... $ 60,376,944   $58,779,138
                                                                                         ============   ===========
--------
+Includes accumulated undistributed net investment income (loss)........................ $     (9,070)  $   (62,579)
                                                                                         ============   ===========

                                                                                         International Small-Cap Fund
                                                                                         ---------------------------
                                                                                                       For the period
                                                                                         For the year   May 2, 2006@
                                                                                             ended        through
                                                                                         September 30, September 30,
                                                                                             2007           2006
                                                                                         ------------- --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..........................................................  $  (126,780)  $    (4,779)
  Net realized gain (loss) on investments and foreign currencies........................    1,240,543    (1,276,207)
  Net unrealized gain (loss) on investments and foreign currencies......................    5,861,549    (1,369,481)
                                                                                          -----------   -----------
Net increase (decrease) in net assets resulting from operations.........................    6,975,312    (2,650,467)
                                                                                          -----------   -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                          -----------   -----------
Total distributions to shareholders.....................................................           --            --
                                                                                          -----------   -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)    4,903,738    28,154,391
                                                                                          -----------   -----------
Total increase (decrease) in net assets.................................................   11,879,050    25,503,924

NET ASSETS:
Beginning of period.....................................................................   25,503,924            --
                                                                                          -----------   -----------
End of period+..........................................................................  $37,382,974   $25,503,924
                                                                                          ===========   ===========
--------
+Includes accumulated undistributed net investment income (loss)........................  $      (250)  $        --
                                                                                          ===========   ===========

#  See Note 1
@  Commencement of operations

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                BLUE CHIP GROWTH FUND
                                                                ---------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total   period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                       Class A
-
  09/30/03    $11.15     $(0.06)     $2.03      $1.97       $--       $--     $--   $13.12   17.67%  $64,672    1.54%
  09/30/04     13.12      (0.08)      1.05       0.97        --        --      --    14.09    7.39    62,316    1.60
  09/30/05     14.09      (0.01)      1.13       1.12        --        --      --    15.21    7.95    56,755    1.59
  09/30/06     15.21      (0.07)      0.55       0.48        --        --      --    15.69    3.16    49,539    1.55(3)(4)
  09/30/07     15.69      (0.07)      3.12       3.05        --        --      --    18.74   19.44    51,961    1.60(3)(4)
                                                                       Class B
-
  09/30/03    $10.20     $(0.14)     $1.84      $1.70       $--       $--     $--   $11.90   16.67%  $30,263    2.32%
  09/30/04     11.90      (0.16)      0.96       0.80        --        --      --    12.70    6.72    27,946    2.26
  09/30/05     12.70      (0.11)      1.02       0.91        --        --      --    13.61    7.17    22,558    2.32
  09/30/06     13.61      (0.17)      0.50       0.33        --        --      --    13.94    2.42    17,479    2.29(3)(4)
  09/30/07     13.94      (0.17)      2.75       2.58        --        --      --    16.52   18.51    14,314    2.36(3)(4)
                                                                      Class C+
-
  09/30/03    $10.18     $(0.16)     $1.85      $1.69       $--       $--     $--   $11.87   16.60%  $ 7,286    2.44%
  09/30/04     11.87      (0.18)      0.96       0.78        --        --      --    12.65    6.57     6,458    2.37
  09/30/05     12.65      (0.13)      1.01       0.88        --        --      --    13.53    6.96     5,278    2.49
  09/30/06     13.53      (0.17)      0.50       0.33        --        --      --    13.86    2.44     4,528    2.30(3)(4)
  09/30/07     13.86      (0.20)      2.73       2.53        --        --      --    16.39   18.25     3,959    2.55(3)(4)
                                                                       Class I
-
  09/30/03    $11.16     $(0.04)     $2.04      $2.00       $--       $--     $--   $13.16   17.92%  $19,778    1.33%(3)
  09/30/04     13.16      (0.04)      1.05       1.01        --        --      --    14.17    7.67     2,164    1.33(3)
  09/30/05     14.17       0.03       1.14       1.17        --        --      --    15.34    8.26     1,454    1.33(3)
  09/30/06     15.34      (0.04)      0.57       0.53        --        --      --    15.87    3.45       642    1.28(3)(4)
  09/30/07     15.87      (0.02)      3.16       3.14        --        --      --    19.01   19.79       673    1.32(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


    (0.50)%         114%
    (0.59)          145
    (0.09)          120
    (0.45)(3)(4)    154
    (0.40)(3)(4)     72


    (1.28)%         114%
    (1.25)          145
    (0.80)          120
    (1.20)(3)(4)    154
    (1.14)(3)(4)     72


    (1.40)%         114%
    (1.37)          145
    (0.98)          120
    (1.21)(3)(4)    154
    (1.35)(3)(4)     72


    (0.29)%(3)      114%
    (0.26)(3)       145
     0.22(3)        120
    (0.22)(3)(4)    154
    (0.11)(3)(4)     72

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07
                                         -------- -------- -------- -------- --------
Blue Chip Growth Class A................    -- %     -- %     -- %    0.05%    0.01%
Blue Chip Growth Class B................     --       --       --     0.05     0.02
Blue Chip Growth Class C+...............     --       --       --     0.05     0.02
Blue Chip Growth Class I................   0.33     0.13     0.49     1.15     1.92

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                                    09/30/06 09/30/07
                                                    -------- --------
           Blue Chip Growth Class A................   0.01%    0.01%
           Blue Chip Growth Class B................   0.01     0.01
           Blue Chip Growth Class C+...............   0.01     0.01
           Blue Chip Growth Class I................   0.01     0.01

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                               GROWTH OPPORTUNITIES FUND
                                                               -------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                 Net
               Asset      Net        (both               Dividends  butions         Asset              Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value              end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total     period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   ------- ----------
                                                                        Class A
-
  09/30/03    $ 9.99     $(0.13)     $3.88      $ 3.75      $--       $--     $--   $13.74   37.54%    $62,600    1.63%
  09/30/04     13.74      (0.16)      0.07       (0.09)      --        --      --    13.65   (0.66)(3)  49,918    1.58
  09/30/05     13.65      (0.17)      2.79        2.62       --        --      --    16.27   19.19      44,641    1.65
  09/30/06     16.27      (0.12)      0.89        0.77       --        --      --    17.04    4.73      37,382    1.59(4)(5)
  09/30/07     17.04      (0.14)      2.41        2.27       --        --      --    19.31   13.32      39,646    1.62(4)(5)
                                                                        Class B
-
  09/30/03    $ 9.11     $(0.20)     $3.53      $ 3.33      $--       $--     $--   $12.44   36.55%    $38,870    2.36%
  09/30/04     12.44      (0.24)      0.07       (0.17)      --        --      --    12.27   (1.37)(3)  31,429    2.27
  09/30/05     12.27      (0.25)      2.50        2.25       --        --      --    14.52   18.34      27,673    2.32
  09/30/06     14.52      (0.21)      0.79        0.58       --        --      --    15.10    3.99      21,500    2.30(4)(5)
  09/30/07     15.10      (0.25)      2.15        1.90       --        --      --    17.00   12.58      15,229    2.31(4)(5)
                                                                       Class C+
-
  09/30/03    $ 9.10     $(0.20)     $3.53      $ 3.33      $--       $--     $--   $12.43   36.59%    $19,808    2.33%
  09/30/04     12.43      (0.24)      0.06       (0.18)      --        --      --    12.25   (1.45)(3)  14,599    2.29
  09/30/05     12.25      (0.26)      2.51        2.25       --        --      --    14.50   18.37      12,089    2.39
  09/30/06     14.50      (0.21)      0.79        0.58       --        --      --    15.08    4.00       9,281    2.28(4)(5)
  09/30/07     15.08      (0.26)      2.14        1.88       --        --      --    16.96   12.47       8,230    2.38(4)(5)
                                                                        Class I
-
  09/30/03    $10.00     $(0.10)     $3.90      $ 3.80      $--       $--     $--   $13.80   38.00%    $ 4,404    1.33%(4)
  09/30/04     13.80      (0.13)      0.08       (0.05)      --        --      --    13.75   (0.36)(3)   3,493    1.33(4)
  09/30/05     13.75      (0.13)      2.82        2.69       --        --      --    16.44   19.56       1,759    1.33(4)
  09/30/06     16.44      (0.06)      0.88        0.82       --        --      --    17.26    4.99         422    1.28(4)(5)
  09/30/07     17.26      (0.06)      2.42        2.36       --        --      --    19.62   13.67         145    1.32(4)(5)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


    (1.11)%         204%
    (1.09)          170
    (1.15)           86
    (0.76)(4)(5)    278
    (0.79)(4)(5)    321


    (1.85)%         204%
    (1.78)          170
    (1.82)           86
    (1.46)(4)(5)    278
    (1.48)(4)(5)    321


    (1.82)%         204%
    (1.80)          170
    (1.89)           86
    (1.44)(4)(5)    278
    (1.56)(4)(5)    321


    (0.82)%(4)      204%
    (0.85)(4)       170
    (0.85)(4)        86
    (0.35)(4)(5)    278
    (0.34)(4)(5)    321

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)The Fund's total return increased from a gain realized on the disposal of investments in violation of investment restrictions on Class A 0.07%, Class B 0.10%, Class C 0.10% and Class I 0.08%.
(4)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07
                                         -------- -------- -------- -------- --------
Growth Opportunities Class A............    -- %     -- %     -- %    0.05%    0.00%
Growth Opportunities Class B............     --       --       --     0.05     0.01
Growth Opportunities Class C+...........     --       --       --     0.05     0.01
Growth Opportunities Class I............   0.50     0.18     0.49     1.59     5.77

(5)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                                    09/30/06 09/30/07
                                                    -------- --------
           Growth Opportunities Class A............   0.04%    0.05%
           Growth Opportunities Class B............   0.04     0.05
           Growth Opportunities Class C+...........   0.04     0.05
           Growth Opportunities Class I............   0.03     0.05

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                  NEW CENTURY FUND
                                                                  ----------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total   period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                       Class A
-
  09/30/03    $11.22     $(0.13)     $2.35      $2.22       $--       $--     $--   $13.44   19.79%  $85,685    1.57%
  09/30/04     13.44      (0.17)      1.50       1.33        --        --      --    14.77    9.90    80,872    1.57
  09/30/05     14.77      (0.15)      3.38       3.23        --        --      --    18.00   21.87    87,314    1.58
  09/30/06     18.00      (0.07)      0.67       0.60        --        --      --    18.60    3.33    75,682    1.55(4)
  09/30/07     18.60      (0.04)      3.53       3.49        --        --      --    22.09   18.76    88,535    1.55(4)
                                                                       Class B
-
  09/30/03    $10.11     $(0.20)     $2.12      $1.92       $--       $--     $--   $12.03   18.99%  $16,078    2.28%
  09/30/04     12.03      (0.25)      1.35       1.10        --        --      --    13.13    9.14    11,415    2.29
  09/30/05     13.13      (0.25)      3.00       2.75        --        --      --    15.88   20.94    10,344    2.32
  09/30/06     15.88      (0.19)      0.60       0.41        --        --      --    16.29    2.58     7,528    2.29(4)
  09/30/07     16.29      (0.18)      3.09       2.91        --        --      --    19.20   17.86    10,701    2.31(4)
                                                                      Class C+
-
  09/30/03    $10.09     $(0.18)     $2.11      $1.93       $--       $--     $--   $12.02   19.13%  $ 2,183    2.14%(3)
  09/30/04     12.02      (0.22)      1.34       1.12        --        --      --    13.14    9.32     2,180    2.10(3)
  09/30/05     13.14      (0.22)      3.02       2.80        --        --      --    15.94   21.31     1,964    2.14(3)
  09/30/06     15.94      (0.16)      0.59       0.43        --        --      --    16.37    2.70     1,756    2.14(3)(4)
  09/30/07     16.37      (0.16)      3.11       2.95        --        --      --    19.32   18.02     5,798    2.14(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


    (1.08)%         123%
    (1.20)          110
    (0.89)           80
    (0.39)(4)       235
    (0.20)(4)       315


    (1.77)%         123%
    (1.91)          110
    (1.64)           80
    (1.14)(4)       235
    (1.00)(4)       315


    (1.63)%(3)      123%
    (1.73)(3)       110
    (1.45)(3)        80
    (0.98)(3)(4)    235
    (0.88)(3)(4)    315

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07
                                         -------- -------- -------- -------- --------
New Century Class C+....................   0.66%    0.48%    0.66%    0.44%    0.35%

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                                    09/30/06 09/30/07
                                                    -------- --------
           New Century Class A.....................   0.01%    0.02%
           New Century Class B.....................   0.01     0.02
           New Century Class C.....................   0.01     0.03

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                               GROWTH AND INCOME FUND
                                                               ----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total   period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                       Class A
-
  09/30/03    $ 8.87     $ 0.01      $1.31      $1.32      $   --     $--   $   --  $10.19   14.88%  $70,826    1.50%
  09/30/04     10.19       0.00       1.19       1.19          --      --       --   11.38   11.68    69,069    1.50
  09/30/05     11.38       0.10       1.03       1.13       (0.11)     --    (0.11)  12.40    9.89    65,666    1.55
  09/30/06     12.40       0.04       1.01       1.05       (0.02)     --    (0.02)  13.43    8.47    61,872    1.54(3)(4)
  09/30/07     13.43       0.07       2.38       2.45          --      --       --   15.88   18.24    66,963    1.52(3)(4)
                                                                       Class B
-
  09/30/03    $ 8.49     $(0.06)     $1.26      $1.20      $   --     $--   $   --  $ 9.69   14.13%  $66,378    2.16%
  09/30/04      9.69      (0.07)      1.13       1.06          --      --       --   10.75   10.94    54,199    2.17
  09/30/05     10.75       0.02       0.97       0.99          --      --       --   11.74    9.21    41,120    2.20
  09/30/06     11.74      (0.05)      0.96       0.91          --      --       --   12.65    7.75    27,100    2.22(3)(4)
  09/30/07     12.65      (0.03)      2.23       2.20          --      --       --   14.85   17.39    19,562    2.21(3)(4)
                                                                      Class C+
-
  09/30/03    $ 8.48     $(0.06)     $1.25      $1.19      $   --     $--   $   --  $ 9.67   14.03%  $49,593    2.16%
  09/30/04      9.67      (0.07)      1.13       1.06          --      --       --   10.73   10.96    43,993    2.14
  09/30/05     10.73       0.02       0.97       0.99          --      --       --   11.72    9.23    37,448    2.18
  09/30/06     11.72      (0.04)      0.95       0.91          --      --       --   12.63    7.76    26,821    2.19(3)(4)
  09/30/07     12.63      (0.02)      2.23       2.21          --      --       --   14.84   17.50    23,851    2.19(3)(4)
                                                                       Class I
-
  09/30/03    $ 8.88     $ 0.02      $1.31      $1.33      $   --     $--   $   --  $10.21   14.98%  $12,899    1.32%(3)
  09/30/04     10.21       0.02       1.18       1.20          --      --       --   11.41   11.75       769    1.32(3)
  09/30/05     11.41       0.12       1.04       1.16       (0.14)     --    (0.14)  12.43   10.18       758    1.31(3)
  09/30/06     12.43       0.07       1.01       1.08       (0.04)     --    (0.04)  13.47    8.69       288    1.32(3)(4)
  09/30/07     13.47       0.11       2.38       2.49          --      --       --   15.96   18.49       323    1.31(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


     0.06%          123%
     0.01           139
     0.78            79
     0.31(3)(4)     152
     0.49(3)(4)     164


    (0.59)%         123%
    (0.67)          139
     0.16            79
    (0.39)(3)(4)    152
    (0.21)(3)(4)    164


    (0.60)%         123%
    (0.64)          139
     0.17            79
    (0.36)(3)(4)    152
    (0.18)(3)(4)    164


     0.23%(3)       123%
     0.19(3)        139
     1.00(3)         79
     0.48(3)(4)     152
     0.70(3)(4)     164

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07
                                         -------- -------- -------- -------- --------
Growth and Income Class A...............    -- %     -- %     -- %    0.00%    0.01%
Growth and Income Class B...............     --       --       --     0.00     0.01
Growth and Income Class C+..............     --       --       --     0.00     0.01
Growth and Income Class I...............   0.37     0.14     0.96     2.23     3.72

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                                    09/30/06 09/30/07
                                                    -------- --------
           Growth and Income Class A...............   0.01%    0.02%
           Growth and Income Class B...............   0.01     0.02
           Growth and Income Class C+..............   0.01     0.02
           Growth and Income Class I...............   0.01     0.02

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                BALANCED ASSETS FUND
                                                                --------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------- ----------
                                                                      Class A
-
  09/30/03    $11.79     $0.10       $0.68      $0.78      $(0.12)    $--   $(0.12) $12.45    6.65%  $175,324    1.49%
  09/30/04     12.45      0.12        0.78       0.90       (0.16)     --    (0.16)  13.19    7.27    160,269    1.50
  09/30/05     13.19      0.21        0.56       0.77       (0.24)     --    (0.24)  13.72    5.84    142,573    1.62
  09/30/06     13.72      0.22        0.58       0.80       (0.25)     --    (0.25)  14.27    5.90    127,313    1.52(3)(4)
  09/30/07     14.27      0.25        1.52       1.77       (0.24)     --    (0.24)  15.80   12.50    124,257    1.55(3)(4)
                                                                      Class B
-
  09/30/03    $11.74     $0.03       $0.68      $0.71      $(0.04)    $--   $(0.04) $12.41    6.07%  $ 47,496    2.16%
  09/30/04     12.41      0.03        0.77       0.80       (0.07)     --    (0.07)  13.14    6.45     38,687    2.18
  09/30/05     13.14      0.13        0.55       0.68       (0.15)     --    (0.15)  13.67    5.16     30,002    2.27
  09/30/06     13.67      0.13        0.58       0.71       (0.15)     --    (0.15)  14.23    5.23     20,464    2.20(3)(4)
  09/30/07     14.23      0.14        1.52       1.66       (0.12)     --    (0.12)  15.77   11.70     14,714    2.28(3)(4)
                                                                      Class C+
-
  09/30/03    $11.76     $0.03       $0.67      $0.70      $(0.04)    $--   $(0.04) $12.42    5.97%  $ 25,784    2.15%
  09/30/04     12.42      0.03        0.78       0.81       (0.07)     --    (0.07)  13.16    6.53     22,781    2.18
  09/30/05     13.16      0.13        0.55       0.68       (0.15)     --    (0.15)  13.69    5.15     19,298    2.26
  09/30/06     13.69      0.13        0.58       0.71       (0.15)     --    (0.15)  14.25    5.22     15,164    2.18(3)(4)
  09/30/07     14.25      0.15        1.52       1.67       (0.12)     --    (0.12)  15.80   11.75     13,891    2.26(3)(4)
                                                                      Class I
-
  09/30/03    $11.79     $0.12       $0.69      $0.81      $(0.14)    $--   $(0.14) $12.46    6.89%  $  4,574    1.33%(3)
  09/30/04     12.46      0.16        0.77       0.93       (0.18)     --    (0.18)  13.21    7.44        679    1.29(3)
  09/30/05     13.21      0.25        0.55       0.80       (0.28)     --    (0.28)  13.73    6.10        746    1.32(3)
  09/30/06     13.73      0.26        0.59       0.85       (0.29)     --    (0.29)  14.29    6.24        754    1.28(3)(4)
  09/30/07     14.29      0.29        1.53       1.82       (0.29)     --    (0.29)  15.82   12.81        652    1.31(3)(4)

                         -

    Ratio
   of net
 investment
income (loss)
 to average    Portfolio
 net assets    Turnover
-------------  --------- -

                         -
    0.86%         409%
    0.89          181
    1.56          160
    1.59(3)(4)    154
    1.66(3)(4)    123

                         -
    0.22%         409%
    0.20          181
    0.91          160
    0.91(3)(4)    154
    0.93(3)(4)    123

                         -
    0.22%         409%
    0.21          181
    0.92          160
    0.93(3)(4)    154
    0.95(3)(4)    123

                         -
    1.02%(3)      409%
    1.10(3)       181
    1.84(3)       160
    1.84(3)(4)    154
    1.90(3)(4)    123

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07
                                         -------- -------- -------- -------- --------
Balanced Assets Class A.................    -- %     -- %     -- %    0.05%    0.02%
Balanced Assets Class B.................     --       --       --     0.05     0.02
Balanced Assets Class C+................     --       --       --     0.05     0.02
Balanced Assets Class I.................   0.19     0.24     1.47     1.38     1.71

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                                    09/30/06 09/30/07
                                                    -------- --------
           Balanced Assets Class A.................   0.00%    0.01%
           Balanced Assets Class B.................   0.00     0.01
           Balanced Assets Class C+................   0.00     0.01
           Balanced Assets Class I.................   0.00     0.01

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                            INTERNATIONAL EQUITY FUND
                                                            -------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- -------------
                                                                     Class A
-
  09/30/03    $ 7.00     $ 0.03      $1.70      $1.73      $   --     $--   $   --  $ 8.73   24.71%  $28,720     1.90%
  09/30/04      8.73       0.01       1.46       1.47        0.00      --     0.00   10.20   16.88    32,221     1.90
  09/30/05     10.20       0.02       2.82       2.84          --      --       --   13.04   27.84    43,527     1.90
  09/30/06     13.04      (0.01)      2.81       2.80          --      --       --   15.84   21.47    62,190     1.90
  09/30/07     15.84       0.02       3.94       3.96          --      --       --   19.80   25.00    75,408     1.90
                                                                     Class B
-
  09/30/03    $ 6.73     $(0.03)     $1.64      $1.61      $   --     $--   $   --  $ 8.34   23.92%  $24,799     2.55%
  09/30/04      8.34      (0.06)      1.41       1.35          --      --       --    9.69   16.19    20,673     2.55
  09/30/05      9.69      (0.06)      2.68       2.62          --      --       --   12.31   27.04    19,546     2.55
  09/30/06     12.31      (0.11)      2.65       2.54          --      --       --   14.85   20.63    21,240     2.55
  09/30/07     14.85      (0.10)      3.69       3.59          --      --       --   18.44   24.18    20,509     2.55
                                                                     Class C+
-
  09/30/03    $ 6.72     $(0.03)     $1.64      $1.61      $   --     $--   $   --  $ 8.33   23.96%  $14,787     2.55%
  09/30/04      8.33      (0.06)      1.41       1.35          --      --       --    9.68   16.21    15,798     2.55
  09/30/05      9.68      (0.06)      2.67       2.61          --      --       --   12.29   26.96    16,892     2.55
  09/30/06     12.29      (0.11)      2.66       2.55          --      --       --   14.84   20.75    21,646     2.55
  09/30/07     14.84      (0.09)      3.67       3.58          --      --       --   18.42   24.12    26,683     2.55
                                                                     Class I
-
  09/30/03    $ 7.02     $ 0.03      $1.72      $1.75      $   --     $--   $   --  $ 8.77   24.93%  $20,499     1.80%
  09/30/04      8.77      (0.04)      1.53       1.49       (0.01)     --    (0.01)  10.25   16.96     4,233     1.80
  09/30/05     10.25       0.05       2.82       2.87          --      --       --   13.12   28.00     7,065     1.80
  09/30/06     13.12       0.00       2.84       2.84          --      --       --   15.96   21.65     9,482     1.80
  09/30/07     15.96       0.04       3.96       4.00          --      --       --   19.96   25.06     7,997     1.80



    Ratio
   of net
 investment
income (loss)
 to average   Portfolio
net assets(3) Turnover
------------- ---------


     0.35%       209%
     0.06        202
     0.17        126
    (0.09)       152
     0.13        132


    (0.41)%      209%
    (0.62)       202
    (0.51)       126
    (0.80)       152
    (0.59)       132


    (0.38)%      209%
    (0.60)       202
    (0.49)       126
    (0.76)       152
    (0.52)       132


     0.43%       209%
    (0.34)       202
     0.43        126
    (0.01)       152
     0.24        132

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07
                                         -------- -------- -------- -------- --------
International Equity Class A............   0.18%    0.10%    0.09%   (0.04)%  (0.05)%
International Equity Class B............   0.13     0.11     0.17     0.02     0.04
International Equity Class C+...........   0.28     0.06     0.14    (0.01)   (0.00)
International Equity Class I............   0.16     0.12     0.14     0.00     0.04

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                        VALUE FUND
                                                                        ----------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                          Class A
-
10/31/02              $15.10     $0.18      $ 0.07      $ 0.25     $(0.09)  $(0.63) $(0.72) $14.63    1.44%  $ 50,975
10/31/03               14.63      0.29        2.05        2.34      (0.18)   (0.46)  (0.64)  16.33   16.59     60,701
11/1/03-09/30/04(7)    16.33      0.32        1.86        2.18      (0.37)   (0.45)  (0.82)  17.69   13.79     91,769
09/30/05               17.69      0.17        2.22        2.39      (0.29)   (1.78)  (2.07)  18.01   14.06    130,754
09/30/06               18.01      0.15        1.89        2.04      (0.13)   (1.17)  (1.30)  18.75   12.02    121,729
09/30/07               18.75      0.18        2.59        2.77      (0.16)   (2.04)  (2.20)  19.32   15.80    126,788
                                                                          Class B
-
10/31/02              $14.56     $0.07      $ 0.07      $ 0.14     $(0.01)  $(0.63) $(0.64) $14.06    0.74%  $ 78,584
10/31/03               14.06      0.19        1.98        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     83,935
11/1/03-09/30/04(7)    15.69      0.24        1.75        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     68,492
09/30/05               16.96      0.07        2.11        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     57,704
09/30/06               17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.29     47,100
09/30/07               17.82      0.05        2.46        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     39,355
                                                                         Class C+
-
10/31/02              $14.56     $0.07      $ 0.07      $ 0.14     $(0.01)  $(0.63) $(0.64) $14.06    0.74%  $ 18,504
10/31/03               14.06      0.18        1.99        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     23,208
11/1/03-09/30/04(7)    15.69      0.22        1.77        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     30,985
09/30/05               16.96      0.06        2.12        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     41,095
09/30/06               17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.30     33,849
09/30/07               17.82      0.06        2.45        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     26,071
                                                                          Class I
-
11/16/01-10/31/02(5)  $15.93     $0.19      $(0.77)     $(0.58)    $(0.09)  $(0.63) $(0.72) $14.63   (3.83)% $  4,726
10/31/03               14.63      0.30        2.05        2.35      (0.19)   (0.46)  (0.65)  16.33   16.72      6,629
11/1/03-09/30/04(7)    16.33      0.37        1.83        2.20      (0.40)   (0.45)  (0.85)  17.68   13.91      4,746
09/30/05               17.68      0.20        2.20        2.40      (0.30)   (1.78)  (2.08)  18.00   14.12      3,106
09/30/06               18.00      0.16        1.91        2.07      (0.15)   (1.17)  (1.32)  18.75   12.20        174
09/30/07               18.75      0.21        2.57        2.78      (0.18)   (2.04)  (2.22)  19.31   15.89         34
                                                                          Class Z
-
10/31/02              $15.43     $0.27      $ 0.06      $ 0.33     $(0.16)  $(0.63) $(0.79) $14.97    1.98%  $    360
10/31/03               14.97      0.36        2.13        2.49      (0.25)   (0.46)  (0.71)  16.75   17.36      4,532
11/1/03-09/30/04(7)    16.75      0.41        1.92        2.33      (0.45)   (0.45)  (0.90)  18.18   14.37      7,370
09/30/05               18.18      0.27        2.30        2.57      (0.39)   (1.78)  (2.17)  18.58   14.77     17,307
09/30/06               18.58      0.26        1.95        2.21      (0.19)   (1.17)  (1.36)  19.43   12.64     22,853
09/30/07               19.43      0.29        2.70        2.99      (0.22)   (2.04)  (2.26)  20.16   16.48     34,644



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average   Portfolio
net assets(4) net assets(4) Turnover
------------- ------------- ---------


    1.78%         1.15%        188%
    1.78(6)       1.94(6)      138
    1.73(3)       2.12(3)      204
    1.63          1.00          82
    1.63(6)       0.88(6)      140
    1.63(6)       0.97(6)      143


    2.43%         0.49%        188%
    2.41(6)       1.32(6)      138
    2.40(3)       1.58(3)      204
    2.28          0.38          82
    2.28(6)       0.23(6)      140
    2.28(6)       0.31(6)      143


    2.43%         0.49%        188%
    2.43(6)       1.28(6)      138
    2.41(3)       1.48(3)      204
    2.28          0.36          82
    2.28(6)       0.23(6)      140
    2.28(6)       0.32(6)      143


    1.68%(3)      1.26%(3)     188%
    1.68(6)       2.02(6)      138
    1.67(3)       2.31(3)      204
    1.53          1.11          82
    1.53(6)       0.90(6)      140
    1.53(6)       1.05(6)      143


    1.21%         1.69%        188%
    1.21(6)       2.33(6)      138
    1.19(3)       2.58(3)      204
    1.06          1.54          82
    1.06(6)       1.45(6)      140
    1.06(6)       1.54(6)      143

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                                         10/31/02  10/31/03 09/30/04(3) 09/30/05 09/30/06 09/30/07
                                         --------  -------- ----------- -------- -------- --------
Value Class A...........................   0.01%    (0.01)%    0.04%      0.08%    0.08%    0.07%
Value Class B...........................  (0.02)    (0.01)     0.02       0.14     0.10     0.11
Value Class C+..........................   0.03      0.02      0.06       0.08     0.08     0.09
Value Class I...........................   0.19(3)     --      0.10       0.25     0.30    21.30
Value Class Z...........................   5.52      1.00      0.16       0.10     0.07     0.07

(5)Commencement of sale of respective class of shares.
(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               10/31/03 09/30/06 09/30/07
                                               -------- -------- --------
      Value Class A...........................   0.01%    0.01%    0.01%
      Value Class B...........................   0.01     0.01     0.01
      Value Class C+..........................   0.01     0.01     0.01
      Value Class I...........................   0.01     0.01     0.01
      Value Class Z...........................   0.00     0.01     0.01

(7)The Fund changed its fiscal year end from October 31 to September 30.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                 DISCIPLINED GROWTH FUND@
                                                                 ------------------------
                                           Net Gain
                                           (loss) on
                        Net               investments                       Distri-          Net                Net
                       Asset      Net        (both               Dividends  butions         Asset             Assets
                       Value   investment  realized   Total from  from net   from    Total  Value             end of
                     beginning   income       and     investment investment capital distri- end of   Total    period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)  (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------  -------
                                                                          Class A
-
10/31/02              $11.04     $ 0.01     $(2.05)     $(2.04)    $   --     $--   $   --  $ 9.00  (18.48)%  $16,587
10/31/03                9.00       0.03       1.46        1.49         --      --       --   10.49   16.56     14,877
11/01/03-09/30/04(3)   10.49       0.03       0.75        0.78         --      --       --   11.27    7.44     13,562
09/30/05               11.27       0.09       0.53        0.62      (0.06)     --    (0.06)  11.83    5.51     11,251
09/30/06               11.83      (0.01)      1.34        1.33      (0.06)     --    (0.06)  13.10   11.25     22,554
09/30/07               13.10      (0.04)      4.38        4.34         --      --       --   17.44   33.13(7)  25,774
                                                                          Class B
-
10/31/02              $10.85     $(0.06)    $(2.00)     $(2.06)    $   --     $--   $   --  $ 8.79  (18.99)%  $25,703
10/31/03                8.79      (0.03)      1.41        1.38         --      --       --   10.17   15.70     22,694
11/01/03-09/30/04(3)   10.17      (0.04)      0.73        0.69         --      --       --   10.86    6.78     19,669
09/30/05               10.86       0.01       0.52        0.53         --      --       --   11.39    4.88     15,117
09/30/06               11.39      (0.10)      1.29        1.19       0.00      --     0.00   12.58   10.46      9,299
09/30/07               12.58      (0.13)      4.20        4.07         --      --       --   16.65   32.35(7)   5,676
                                                                         Class C+
-
10/31/02              $10.86     $(0.06)    $(2.00)     $(2.06)    $   --     $--   $   --  $ 8.80  (18.97)%  $26,430
10/31/03                8.80      (0.03)      1.42        1.39         --      --       --   10.19   15.80     23,036
11/01/03-09/30/04(3)   10.19      (0.04)      0.73        0.69         --      --       --   10.88    6.77     18,295
09/30/05               10.88       0.01       0.51        0.52         --      --       --   11.40    4.78     13,983
09/30/06               11.40      (0.09)      1.29        1.20       0.00      --     0.00   12.60   10.54     26,927
09/30/07               12.60      (0.13)      4.19        4.06         --      --       --   16.66   32.22(7)  28,927



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average   Portfolio
net assets(5) net assets(5) Turnover
------------- ------------- ---------


    1.45%          0.09%        16%
    1.45           0.35         13
    1.45(4)        0.25(4)      20
    1.45           0.74         32
    1.45(6)       (0.02)(6)    999
    1.45(6)       (0.13)(6)    446


    2.10%         (0.56)%       16%
    2.10          (0.30)        13
    2.10(4)       (0.40)(4)     20
    2.10           0.09         32
    2.10(6)       (0.77)(6)    999
    2.10(6)       (0.75)(6)    446


    2.10%         (0.56)%       16%
    2.10          (0.30)        13
    2.10(4)       (0.40)(4)     20
    2.10           0.09         32
    2.10(6)       (0.68)(6)    999
    2.10(6)       (0.78)(6)    446

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)The Fund changed its fiscal year end from October 31 to September 30.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                         10/31/02 10/31/03 09/30/04(4) 09/30/05 09/30/06 09/30/07
                                         -------- -------- ----------- -------- -------- --------
Disciplined Growth Class A..............   0.00%    0.26%     0.24%      0.38%    0.31%    0.34%
Disciplined Growth Class B..............   0.20     0.23      0.25       0.35     0.37     0.45
Disciplined Growth Class C+.............   0.21     0.23      0.24       0.33     0.30     0.30

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                                    09/30/06 09/30/07
                                                    -------- --------
           Disciplined Growth Class A..............   0.04%    0.11%
           Disciplined Growth Class B..............   0.02     0.14
           Disciplined Growth Class C..............   0.03     0.12

(7)Total Return for each class was increased by 0.38%, 0.40% and 0.40% for Class A, Class B and Class C, respectively, from a reimbursement by an affiliate. (See Note 4)
@  See Note 1
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                INTERNATIONAL SMALL-CAP FUND
                                                                ----------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                          Class A
05/02/06-09/30/06(3)  $12.50     $ 0.00     $(1.45)     $(1.45)     $--       $--     $--   $11.05  (11.60)% $21,557
09/30/07               11.05      (0.04)      2.99        2.95       --        --      --    14.00   26.70    30,845
                                                                          Class B
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)     $--       $--     $--   $11.02  (11.84)% $   583
09/30/07               11.02      (0.11)      2.97        2.86       --        --      --    13.88   25.95     1,181
                                                                          Class C
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)     $--       $--     $--   $11.02  (11.84)% $ 3,363
09/30/07               11.02      (0.12)      2.98        2.86       --        --      --    13.88   25.95     5,357



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average     Portfolio
net assets(5) net assets(5)   Turnover
------------- -------------   ---------

    1.90%(4)       0.08%(4)      55%
    1.90          (0.30)         70

    2.55%(4)       (0.93)%(4)    55%
    2.55          (0.89)         70

    2.55%(4)      (1.07)%(4)     55%
    2.55          (0.94)         70

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                                  09/30/06(4) 09/30/07
                                                  ----------- --------
         International Small-Cap Class A.........     1.27%     0.45%
         International Small-Cap Class B.........    12.63      2.10
         International Small-Cap Class C.........     2.88      0.77

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

            Computers.........................................  6.4%
            Diversified Manufacturing Operations..............  5.9
            Web Portals/ISP...................................  4.8
            Oil-Field Services................................  3.9
            Electronic Components-Semiconductors..............  3.7
            Cosmetics & Toiletries............................  3.3
            Applications Software.............................  3.2
            Medical-Biomedical/Gene...........................  3.2
            Beverages-Non-alcoholic...........................  3.0
            Medical-Drugs.....................................  3.0
            Aerospace/Defense.................................  2.9
            Electric Products-Misc............................  2.9
            Networking Products...............................  2.9
            Finance-Investment Banker/Broker..................  2.8
            Medical Products..................................  2.1
            Retail-Drug Store.................................  2.1
            Oil Companies-Integrated..........................  2.0
            Retail-Discount...................................  1.9
            Aerospace/Defense-Equipment.......................  1.7
            Instruments-Scientific............................  1.7
            Wireless Equipment................................  1.7
            E-Commerce/Services...............................  1.6
            Medical-HMO.......................................  1.6
            Repurchase Agreement..............................  1.6
            Finance-Credit Card...............................  1.5
            Agricultural Chemicals............................  1.3
            Medical Instruments...............................  1.3
            Computer Aided Design.............................  1.2
            Enterprise Software/Service.......................  1.2
            Finance-Other Services............................  1.2
            Telecom Equipment-Fiber Optics....................  1.2
            Therapeutics......................................  1.2
            Cable TV..........................................  1.1
            Cellular Telecom..................................  1.1
            Electronic Measurement Instruments................  1.1
            Banks-Fiduciary...................................  1.0
            Coal..............................................  1.0
            Electronics-Military..............................  1.0
            Entertainment Software............................  1.0
            Medical-Generic Drugs.............................  1.0
            Multimedia........................................  1.0
            Commercial Services...............................  0.9
            Finance-Consumer Loans............................  0.9
            Machinery-General Industrial......................  0.9
            Diagnostic Kits...................................  0.8
            Retail-Consumer Electronics.......................  0.8
            Retail-Office Supplies............................  0.8
            Retail-Regional Department Stores.................  0.8
            Retail-Restaurants................................  0.8
            X-Ray Equipment...................................  0.8
            Computers-Memory Devices..........................  0.5
            Internet Infrastructure Software..................  0.5
            Machinery-Construction & Mining...................  0.5
            Radio.............................................  0.5
            Rental Auto/Equipment.............................  0.5
            Retail-Apparel/Shoe...............................  0.5
                                                               ----
                                                               99.8%
                                                               ====

--------
* Calculated as a percentage of net assets

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007



                                                               Value
                     Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 98.2%
         Aerospace/Defense -- 2.9%
           Boeing Co.................................  7,900 $  829,421
           Raytheon Co............................... 12,200    778,604
           Spirit Aerosystems Holdings, Inc.,
            Class A+................................. 11,700    455,598
                                                             ----------
                                                              2,063,623
                                                             ----------
         Aerospace/Defense-Equipment -- 1.7%
           United Technologies Corp.................. 14,700  1,183,056
                                                             ----------
         Agricultural Chemicals -- 1.3%
           Monsanto Co............................... 10,800    925,992
                                                             ----------
         Applications Software -- 3.2%
           Microsoft Corp............................ 76,200  2,244,852
                                                             ----------
         Banks-Fiduciary -- 1.0%
           The Bank of New York Mellon Corp.......... 15,849    699,575
                                                             ----------
         Beverages-Non-alcoholic -- 3.0%
           PepsiCo, Inc.............................. 28,700  2,102,562
                                                             ----------
         Cable TV -- 1.1%
           Comcast Corp., Class A+................... 31,200    754,416
                                                             ----------
         Cellular Telecom -- 1.1%
           NII Holdings, Inc.+.......................  9,600    788,640
                                                             ----------
         Coal -- 1.0%
           Peabody Energy Corp....................... 15,100    722,837
                                                             ----------
         Commercial Services -- 0.9%
           AerCap Holdings NV+....................... 25,200    627,228
                                                             ----------
         Computer Aided Design -- 1.2%
           Autodesk, Inc.+........................... 17,028    850,889
                                                             ----------
         Computers -- 6.4%
           Apple, Inc.+.............................. 10,900  1,673,586
           Hewlett-Packard Co........................ 19,600    975,884
           International Business Machines Corp...... 11,900  1,401,820
           Research In Motion, Ltd.+.................  5,000    492,750
                                                             ----------
                                                              4,544,040
                                                             ----------
         Computers-Memory Devices -- 0.5%
           Network Appliance, Inc.+.................. 14,100    379,431
                                                             ----------
         Cosmetics & Toiletries -- 3.3%
           Procter & Gamble Co....................... 33,000  2,321,220
                                                             ----------
         Diagnostic Kits -- 0.8%
           Inverness Medical Innovations, Inc.+...... 10,000    553,200
                                                             ----------
         Diversified Manufacturing Operations -- 5.9%
           Danaher Corp.............................. 13,400  1,108,314
           Dover Corp................................ 15,200    774,440
           General Electric Co....................... 56,300  2,330,820
                                                             ----------
                                                              4,213,574
                                                             ----------
         E-Commerce/Services -- 1.6%
           eBay, Inc.+............................... 29,600  1,154,992
                                                             ----------
         Electric Products-Misc. -- 2.9%
           AMETEK, Inc............................... 25,504  1,102,283
           Emerson Electric Co....................... 18,300    973,926
                                                             ----------
                                                              2,076,209
                                                             ----------


                                                               Value
                     Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         Electronic Components-Semiconductors -- 3.7%
           Broadcom Corp., Class A+.................. 15,700 $  572,108
           Intel Corp................................ 52,204  1,349,995
           Texas Instruments, Inc.................... 19,500    713,505
                                                             ----------
                                                              2,635,608
                                                             ----------
         Electronic Measurement Instruments -- 1.1%
           Agilent Technologies, Inc.+............... 21,700    800,296
                                                             ----------
         Electronics-Military -- 1.0%
           L-3 Communications Holdings, Inc..........  7,200    735,408
                                                             ----------
         Enterprise Software/Service -- 1.2%
           Oracle Corp.+............................. 41,000    887,650
                                                             ----------
         Entertainment Software -- 1.0%
           Electronic Arts, Inc.+.................... 12,100    677,479
                                                             ----------
         Finance-Consumer Loans -- 0.9%
           SLM Corp.................................. 12,200    605,974
                                                             ----------
         Finance-Credit Card -- 1.5%
           American Express Co....................... 17,400  1,033,038
                                                             ----------
         Finance-Investment Banker/Broker -- 2.8%
           Merrill Lynch & Co., Inc..................  4,300    306,504
           TD Ameritrade Holding Corp.+.............. 47,800    870,916
           The Goldman Sachs Group, Inc..............  3,800    823,612
                                                             ----------
                                                              2,001,032
                                                             ----------
         Finance-Other Services -- 1.2%
           CME Group, Inc............................    900    528,615
           NYMEX Holdings, Inc.......................  2,500    325,450
                                                             ----------
                                                                854,065
                                                             ----------
         Instruments-Scientific -- 1.7%
           Thermo Fisher Scientific, Inc.+........... 20,400  1,177,488
                                                             ----------
         Internet Infrastructure Software -- 0.5%
           Akamai Technologies, Inc.+................ 11,500    330,395
                                                             ----------
         Machinery-Construction & Mining -- 0.5%
           Caterpillar, Inc..........................  4,400    345,092
                                                             ----------
         Machinery-General Industrial -- 0.9%
           IDEX Corp................................. 17,131    623,397
                                                             ----------
         Medical Instruments -- 1.3%
           Medtronic, Inc............................ 17,000    958,970
                                                             ----------
         Medical Products -- 2.1%
           Johnson & Johnson......................... 22,800  1,497,960
                                                             ----------
         Medical-Biomedical/Gene -- 3.2%
           Amgen, Inc.+..............................  6,600    373,362
           Celgene Corp.+............................  8,400    599,004
           Genentech, Inc.+..........................  8,600    670,972
           Genzyme Corp.+............................ 10,500    650,580
                                                             ----------
                                                              2,293,918
                                                             ----------
         Medical-Drugs -- 3.0%
           Abbott Laboratories.......................  8,200    439,684
           Allergan, Inc.............................  5,200    335,244
           Novartis AG ADR........................... 11,300    621,048
           Schering-Plough Corp...................... 22,400    708,512
                                                             ----------
                                                              2,104,488
                                                             ----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                             Value
                    Security Description            Shares  (Note 3)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Medical-Generic Drugs -- 1.0%
            Barr Pharmaceuticals, Inc.+............ 12,500 $   711,375
                                                           -----------
          Medical-HMO -- 1.6%
            UnitedHealth Group, Inc................ 23,700   1,147,791
                                                           -----------
          Multimedia -- 1.0%
            News Corp., Class A.................... 31,279     687,825
                                                           -----------
          Networking Products -- 2.9%
            Cisco Systems, Inc.+................... 62,700   2,075,997
                                                           -----------
          Oil Companies-Integrated -- 2.0%
            Exxon Mobil Corp....................... 15,200   1,406,912
                                                           -----------
          Oil-Field Services -- 3.9%
            Halliburton Co......................... 24,700     948,480
            Schlumberger, Ltd...................... 17,000   1,785,000
                                                           -----------
                                                             2,733,480
                                                           -----------
          Radio -- 0.5%
            XM Satellite Radio Holdings, Inc.,
             Class A+.............................. 23,900     338,663
                                                           -----------
          Rental Auto/Equipment -- 0.5%
            RSC Holdings, Inc.+.................... 22,600     370,640
                                                           -----------
          Retail-Apparel/Shoe -- 0.5%
            American Eagle Outfitters, Inc......... 14,200     373,602
                                                           -----------
          Retail-Consumer Electronics -- 0.8%
            Best Buy Co., Inc...................... 12,400     570,648
                                                           -----------
          Retail-Discount -- 1.9%
            Target Corp............................ 11,000     699,270
            Wal-Mart Stores, Inc................... 14,400     628,560
                                                           -----------
                                                             1,327,830
                                                           -----------
          Retail-Drug Store -- 2.1%
            CVS Caremark Corp...................... 38,302   1,517,908
                                                           -----------
          Retail-Office Supplies -- 0.8%
            Staples, Inc........................... 26,900     578,081
                                                           -----------
          Retail-Regional Department Stores -- 0.8%
            Kohl's Corp.+.......................... 10,000     573,300
                                                           -----------
          Retail-Restaurants -- 0.8%
            Starbucks Corp.+....................... 22,600     592,120
                                                           -----------
          Telecom Equipment-Fiber Optics -- 1.2%
            Corning, Inc........................... 33,600     828,240
                                                           -----------
          Therapeutics -- 1.2%
            Gilead Sciences, Inc.+................. 20,400     833,748
                                                           -----------
          Web Portals/ISP -- 4.8%
            Google, Inc., Class A+.................  3,950   2,240,717
            Yahoo!, Inc.+.......................... 43,400   1,164,856
                                                           -----------
                                                             3,405,573
                                                           -----------
          Wireless Equipment -- 1.7%
            QUALCOMM, Inc.......................... 28,250   1,193,845
                                                           -----------
          X-Ray Equipment -- 0.8%
            Hologic, Inc.+.........................  9,700     591,700
                                                           -----------
          Total Long-Term Investment Securities
             (cost $58,317,536)....................         69,627,872
                                                           -----------


                                              Principal    Value
                 Security Description          Amount     (Note 3)
           --------------------------------------------------------
           REPURCHASE AGREEMENT -- 1.6%
             State Street Bank & Trust Co.
              Joint Repurchase Agreement(1)
              (cost $1,123,000)............. $1,123,000  $ 1,123,000
                                                         -----------
           TOTAL INVESTMENTS --
              (cost $59,440,536)(2).........       99.8%  70,750,872
           Other assets less liabilities....        0.2      156,535
                                             ----------  -----------
           NET ASSETS --                          100.0% $70,907,407
                                             ==========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

Repurchase Agreement............................................................ 16.1%
Commercial Services-Finance.....................................................  6.4
Physical Therapy/Rehabilation Centers...........................................  5.5
Data Processing/Management......................................................  4.9
Finance-Investment Banker/Broker................................................  4.1
Printing-Commercial.............................................................  2.9
E-Commerce/Products.............................................................  2.8
Insurance-Multi-line............................................................  2.7
Retail-Petroleum Products.......................................................  2.6
X-Ray Equipment.................................................................  2.6
Telecom Services................................................................  2.4
Decision Support Software.......................................................  2.1
Electronic Components-Semiconductors............................................  2.0
Computer Aided Design...........................................................  1.9
Power Converter/Supply Equipment................................................  1.9
Commercial Services.............................................................  1.8
Dental Supplies & Equipment.....................................................  1.7
Machinery-General Industrial....................................................  1.7
Retail-Discount.................................................................  1.7
Computer Graphics...............................................................  1.6
Real Estate Management/Services.................................................  1.6
Retail-Apparel/Shoe.............................................................  1.6
Oil Companies-Exploration & Production..........................................  1.5
Wireless Equipment..............................................................  1.5
Medical-HMO.....................................................................  1.4
Transport-Services..............................................................  1.3
Internet Infrastructure Equipment...............................................  1.2
Retail-Convenience Store........................................................  1.2
Semiconductor Equipment.........................................................  1.2
Diagnostic Equipment............................................................  1.1
Veterinary Diagnostics..........................................................  1.1
Human Resources.................................................................  1.0
Instruments-Scientific..........................................................  1.0
Transactional Software..........................................................  1.0
Retirement/Aged Care............................................................  0.9
Casino Services.................................................................  0.8
Medical-Outpatient/Home Medical.................................................  0.7
Oil-Field Services..............................................................  0.7
Retail-Catalog Shopping.........................................................  0.7
Finance-Consumer Loans..........................................................  0.5
Internet Connectivity Services..................................................  0.5
Internet Financial Services.....................................................  0.3
Rental Auto/Equipment...........................................................  0.2
                                                                                 ----
                                                                                 92.4%
                                                                                 ====

--------
* Calculated as a percentage of net assets

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007



                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 76.3%
          Casino Services -- 0.8%
           Shuffle Master, Inc.+..................  32,800 $  490,360
                                                           ----------
          Commercial Services -- 1.8%
           AerCap Holdings NV+....................  46,500  1,157,385
                                                           ----------
          Commercial Services-Finance -- 6.4%
           Euronet Worldwide, Inc.+...............  52,700  1,568,879
           Global Cash Access, Inc.+..............  40,200    425,718
           Heartland Payment Systems, Inc.........  23,026    591,768
           Jackson Hewitt Tax Service, Inc........  51,900  1,451,124
                                                           ----------
                                                            4,037,489
                                                           ----------
          Computer Aided Design -- 1.9%
           Aspen Technology, Inc.+................  84,700  1,212,904
                                                           ----------
          Computer Graphics -- 1.6%
           Trident Microsystems, Inc.+............  63,800  1,013,782
                                                           ----------
          Data Processing/Management -- 4.9%
           Global Payments, Inc...................  31,600  1,397,352
           MoneyGram International, Inc...........  74,800  1,689,732
                                                           ----------
                                                            3,087,084
                                                           ----------
          Decision Support Software -- 2.1%
           Cognos, Inc.+..........................  32,700  1,358,031
                                                           ----------
          Dental Supplies & Equipment -- 1.7%
           Sirona Dental Systems, Inc.+...........  31,200  1,112,904
                                                           ----------
          Diagnostic Equipment -- 1.1%
           Home Diagnostics, Inc.+................  71,200    682,096
                                                           ----------
          E-Commerce/Products -- 2.8%
           NutriSystem, Inc.+.....................  38,600  1,809,954
                                                           ----------
          Electronic Components-Semiconductors --
           2.0%
           SiRF Technology Holdings, Inc.+........  58,800  1,255,380
                                                           ----------
          Finance-Consumer Loans -- 0.5%
           Nelnet, Inc., Class A..................  19,400    353,856
                                                           ----------
          Finance-Investment Banker/Broker -- 4.1%
           E*TRADE Financial Corp.+............... 110,800  1,447,048
           MF Global, Ltd.+.......................  39,500  1,145,500
                                                           ----------
                                                            2,592,548
                                                           ----------
          Human Resources -- 1.0%
           Heidrick & Struggles International,
             Inc.+................................  17,600    641,520
                                                           ----------
          Instruments-Scientific -- 1.0%
           FEI Co.+...............................  19,500    612,885
                                                           ----------
          Insurance-Multi-line -- 2.7%
           HCC Insurance Holdings, Inc............  59,900  1,715,536
                                                           ----------
          Internet Connectivity Services -- 0.5%
           NDS Group PLC ADR+.....................   6,900    344,172
                                                           ----------
          Internet Financial Services -- 0.3%
           Online Resources Corp.+................  14,400    182,016
                                                           ----------
          Internet Infrastructure Equipment --
           1.2%
           Avocent Corp.+.........................  25,500    742,560
                                                           ----------
          Machinery-General Industrial -- 1.7%
           Flow International Corp.+.............. 121,800  1,074,276
                                                           ----------


                                                                Value
                    Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       Medical-HMO -- 1.4%
         Magellan Health Services, Inc.+.............  21,600 $  876,528
                                                              ----------
       Medical-Outpatient/Home Medical -- 0.7%
         Radiation Therapy Services, Inc.+...........  20,400    424,728
                                                              ----------
       Oil Companies-Exploration & Production -- 1.5%
         Unit Corp.+.................................  19,200    929,280
                                                              ----------
       Oil-Field Services -- 0.7%
         TETRA Technologies, Inc.+...................  21,300    450,282
                                                              ----------
       Physical Therapy/Rehabilation Centers -- 5.5%
         Healthsouth Corp.+..........................  34,400    602,344
         Psychiatric Solutions, Inc.+................  72,700  2,855,656
                                                              ----------
                                                               3,458,000
                                                              ----------
       Power Converter/Supply Equipment -- 1.9%
         PowerSecure International, Inc.+............  94,700  1,179,962
                                                              ----------
       Printing-Commercial -- 2.9%
         Cenveo, Inc.+...............................  52,000  1,124,760
         Consolidated Graphics, Inc.+................  11,100    696,969
                                                              ----------
                                                               1,821,729
                                                              ----------
       Real Estate Management/Services -- 1.6%
         Grubb & Ellis Co.+.......................... 106,600    991,380
                                                              ----------
       Rental Auto/Equipment -- 0.2%
         RSC Holdings, Inc.+.........................   9,200    150,880
                                                              ----------
       Retail-Apparel/Shoe -- 1.6%
         Charlotte Russe Holding, Inc.+..............  42,400    620,736
         DSW, Inc., Class A+.........................  15,300    385,101
                                                              ----------
                                                               1,005,837
                                                              ----------
       Retail-Catalog Shopping -- 0.7%
         Coldwater Creek, Inc.+......................  43,700    474,582
                                                              ----------
       Retail-Convenience Store -- 1.2%
         The Pantry, Inc.+...........................  29,400    753,522
                                                              ----------
       Retail-Discount -- 1.7%
         Citi Trends, Inc.+..........................  49,300  1,072,768
                                                              ----------
       Retail-Petroleum Products -- 2.6%
         World Fuel Services Corp....................  40,500  1,652,805
                                                              ----------
       Retirement/Aged Care -- 0.9%
         Five Star Quality Care, Inc.+...............  67,700    556,494
                                                              ----------
       Semiconductor Equipment -- 1.2%
         Tessera Technologies, Inc.+.................  20,800    780,000
                                                              ----------
       Telecom Services -- 2.4%
         NeuStar Inc.+...............................  31,600  1,083,564
         Time Warner Telecom, Inc., Class A+.........  19,000    417,430
                                                              ----------
                                                               1,500,994
                                                              ----------
       Transactional Software -- 1.0%
         VeriFone Holdings, Inc.+....................  14,300    633,919
                                                              ----------
       Transport-Services -- 1.3%
         UTI Worldwide, Inc..........................  35,100    806,598
                                                              ----------
       Veterinary Diagnostics -- 1.1%
         Animal Health International, Inc.+..........  61,700    686,721
                                                              ----------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)


                                                 Shares/
                                                Principal     Value
                 Security Description            Amount      (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Wireless Equipment -- 1.5%
           Radyne Corp.+......................      87,800  $   925,412
                                                            -----------
         X-Ray Equipment -- 2.6%
           Hologic, Inc.+.....................      27,300    1,665,300
                                                            -----------
         Total Long-Term Investment Securities
            (cost $47,845,380)................               48,274,459
                                                            -----------
         REPURCHASE AGREEMENT -- 16.1%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $10,150,000)................ $10,150,000   10,150,000
                                                            -----------
         TOTAL INVESTMENTS --
            (cost $57,995,380)(2).............        92.4%  58,424,459
         Other assets less liabilities........         7.6    4,826,336
                                               -----------  -----------
         NET ASSETS --                               100.0% $63,250,795
                                               ===========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investment on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

Repurchase Agreement............................................................ 12.9%
Data Processing/Management......................................................  7.5
Commercial Services-Finance.....................................................  6.8
Physical Therapy/Rehabilation Centers...........................................  5.4
Finance-Investment Banker/Broker................................................  5.0
E-Commerce/Products.............................................................  2.8
Retail-Apparel/Shoe.............................................................  2.8
Insurance-Multi-line............................................................  2.7
Retail-Petroleum Products.......................................................  2.6
X-Ray Equipment.................................................................  2.6
Commercial Services.............................................................  2.5
Oil Companies-Exploration & Production..........................................  2.4
Telecom Services................................................................  2.3
Retirement/Aged Care............................................................  2.2
Decision Support Software.......................................................  2.1
Medical Products................................................................  2.1
Retail-Restaurants..............................................................  2.1
Computer Aided Design...........................................................  1.9
Electronic Components-Semiconductors............................................  1.9
Medical-Generic Drugs...........................................................  1.8
Printing-Commercial.............................................................  1.8
Dental Supplies & Equipment.....................................................  1.7
Electric Products-Misc..........................................................  1.7
Computer Graphics...............................................................  1.6
Cable TV........................................................................  1.5
Real Estate Investment Trusts...................................................  1.5
Retail-Regional Department Stores...............................................  1.4
Medical-HMO.....................................................................  1.3
Transport-Services..............................................................  1.3
Internet Infrastructure Software................................................  1.2
Semiconductor Equipment.........................................................  1.2
Internet Infrastructure Equipment...............................................  1.1
Instruments-Scientific..........................................................  1.0
Transactional Software..........................................................  1.0
Retail-Office Supplies..........................................................  0.8
Oil-Field Services..............................................................  0.7
Retail-Catalog Shopping.........................................................  0.7
Internet Connectivity Services..................................................  0.5
Rental Auto/Equipment...........................................................  0.2
                                                                                 ----
                                                                                 94.6%
                                                                                 ====

--------
* Calculated as a percentage of net assets

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007



                                                               Value
                    Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 81.7%
        Cable TV -- 1.5%
          Time Warner Cable, Inc.+..................  47,100 $1,544,880
                                                             ----------
        Commercial Services -- 2.5%
          AerCap Holdings NV+.......................  75,400  1,876,706
          Iron Mountain, Inc.+......................  25,100    765,048
                                                             ----------
                                                              2,641,754
                                                             ----------
        Commercial Services-Finance -- 6.8%
          Euronet Worldwide, Inc.+..................  86,800  2,584,036
          Jackson Hewitt Tax Service, Inc...........  84,000  2,348,640
          Moody's Corp..............................  43,100  2,172,240
                                                             ----------
                                                              7,104,916
                                                             ----------
        Computer Aided Design -- 1.9%
          Aspen Technology, Inc.+................... 139,300  1,994,776
                                                             ----------
        Computer Graphics -- 1.6%
          Trident Microsystems, Inc.+............... 104,700  1,663,683
                                                             ----------
        Data Processing/Management -- 7.5%
          Fiserv, Inc.+.............................  54,200  2,756,612
          Global Payments, Inc......................  53,100  2,348,082
          MoneyGram International, Inc.............. 121,300  2,740,167
                                                             ----------
                                                              7,844,861
                                                             ----------
        Decision Support Software -- 2.1%
          Cognos, Inc.+.............................  52,900  2,196,937
                                                             ----------
        Dental Supplies & Equipment -- 1.7%
          Sirona Dental Systems, Inc.+..............  50,600  1,804,902
                                                             ----------
        E-Commerce/Products -- 2.8%
          NutriSystem, Inc.+........................  62,900  2,949,381
                                                             ----------
        Electric Products-Misc. -- 1.7%
          Molex, Inc................................  65,800  1,771,994
                                                             ----------
        Electronic Components-Semiconductors -- 1.9%
          SiRF Technology Holdings, Inc.+...........  93,400  1,994,090
                                                             ----------
        Finance-Investment Banker/Broker -- 5.0%
          E*TRADE Financial Corp.+.................. 179,800  2,348,188
          MF Global, Ltd.+..........................  65,300  1,893,700
          TD Ameritrade Holding Corp.+..............  56,600  1,031,252
                                                             ----------
                                                              5,273,140
                                                             ----------
        Instruments-Scientific -- 1.0%
          FEI Co.+..................................  32,300  1,015,189
                                                             ----------
        Insurance-Multi-line -- 2.7%
          HCC Insurance Holdings, Inc...............  97,500  2,792,400
                                                             ----------
        Internet Connectivity Services -- 0.5%
          NDS Group PLC ADR+........................  10,900    543,692
                                                             ----------
        Internet Infrastructure Equipment -- 1.1%
          Avocent Corp.+............................  40,900  1,191,008
                                                             ----------
        Internet Infrastructure Software -- 1.2%
          Akamai Technologies, Inc.+................  42,800  1,229,644
                                                             ----------
        Medical Products -- 2.1%
          Varian Medical Systems, Inc.+.............  53,200  2,228,548
                                                             ----------
        Medical-Generic Drugs -- 1.8%
          Barr Pharmaceuticals, Inc.+...............  33,100  1,883,721
                                                             ----------


                                                               Value
                   Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       Medical-HMO -- 1.3%
         Magellan Health Services, Inc.+............  33,900 $ 1,375,662
                                                             -----------
       Oil Companies-Exploration & Production -- 2.4%
         Southwestern Energy Co.+...................  24,300   1,016,955
         Unit Corp.+................................  31,100   1,505,240
                                                             -----------
                                                               2,522,195
                                                             -----------
       Oil-Field Services -- 0.7%
         TETRA Technologies, Inc.+..................  34,700     733,558
                                                             -----------
       Physical Therapy/Rehabilation Centers -- 5.4%
         Healthsouth Corp.+.........................  61,200   1,071,612
         Psychiatric Solutions, Inc.+............... 117,600   4,619,328
                                                             -----------
                                                               5,690,940
                                                             -----------
       Printing-Commercial -- 1.8%
         Cenveo, Inc.+..............................  86,400   1,868,832
                                                             -----------
       Real Estate Investment Trusts -- 1.5%
         Public Storage, Inc........................  19,600   1,541,540
                                                             -----------
       Rental Auto/Equipment -- 0.2%
         RSC Holdings, Inc.+........................  15,100     247,640
                                                             -----------
       Retail-Apparel/Shoe -- 2.8%
         American Eagle Outfitters, Inc.............  87,900   2,312,649
         DSW, Inc., Class A+........................  26,000     654,420
                                                             -----------
                                                               2,967,069
                                                             -----------
       Retail-Catalog Shopping -- 0.7%
         Coldwater Creek, Inc.+.....................  69,600     755,856
                                                             -----------
       Retail-Office Supplies -- 0.8%
         Office Depot, Inc.+........................  39,600     816,552
                                                             -----------
       Retail-Petroleum Products -- 2.6%
         World Fuel Services Corp...................  65,700   2,681,217
                                                             -----------
       Retail-Regional Department Stores -- 1.4%
         Kohl's Corp.+..............................  26,100   1,496,313
                                                             -----------
       Retail-Restaurants -- 2.1%
         Starbucks Corp.+...........................  86,100   2,255,820
                                                             -----------
       Retirement/Aged Care -- 2.2%
         Brookdale Senior Living, Inc...............  57,800   2,301,018
                                                             -----------
       Semiconductor Equipment -- 1.2%
         Tessera Technologies, Inc.+................  34,400   1,290,000
                                                             -----------
       Telecom Services -- 2.3%
         NeuStar Inc................................  52,000   1,783,080
         Time Warner Telecom, Inc., Class A+........  30,800     676,676
                                                             -----------
                                                               2,459,756
                                                             -----------
       Transactional Software -- 1.0%
         VeriFone Holdings, Inc.+...................  23,600   1,046,188
                                                             -----------
       Transport-Services -- 1.3%
         UTI Worldwide, Inc.........................  57,700   1,325,946
                                                             -----------
       X-Ray Equipment -- 2.6%
         Hologic, Inc.+.............................  45,000   2,745,000
                                                             -----------
       Total Long-Term Investment Securities
          (cost $85,232,542)........................          85,790,618
                                                             -----------

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                             Principal      Value
                Security Description          Amount       (Note 3)
          ----------------------------------------------------------
          REPURCHASE AGREEMENT -- 12.9%
            State Street Bank & Trust Co.
             Joint Repurchase Agreement(1)
             (cost $13,531,000)............ $13,531,000  $ 13,531,000
                                                         ------------
          TOTAL INVESTMENTS --
             (cost $98,763,542)(2).........        94.6%   99,321,618
          Other assets less liabilities....         5.4     5,712,565
                                            -----------  ------------
          NET ASSETS --                           100.0% $105,034,183
                                            ===========  ============

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

Oil Companies-Integrated........................................................  7.7%
Finance-Investment Banker/Broker................................................  7.2
Diversified Manufacturing Operations............................................  5.2
Banks-Super Regional............................................................  4.0
Medical-Drugs...................................................................  3.9
Oil-Field Services..............................................................  3.8
Repurchase Agreement............................................................  3.4
Telephone-Integrated............................................................  3.3
Electric-Integrated.............................................................  3.0
Electronic Components-Semiconductors............................................  2.9
Aerospace/Defense-Equipment.....................................................  2.3
Computers.......................................................................  2.2
Medical Products................................................................  2.0
Retail-Apparel/Shoe.............................................................  2.0
Retail-Regional Department Stores...............................................  1.9
Investment Management/Advisor Services..........................................  1.7
Medical Instruments.............................................................  1.7
Networking Products.............................................................  1.7
Telecom Services................................................................  1.7
Aerospace/Defense...............................................................  1.6
Cosmetics & Toiletries..........................................................  1.6
Finance-Mortgage Loan/Banker....................................................  1.6
Food-Wholesale/Distribution.....................................................  1.6
Medical-Generic Drugs...........................................................  1.6
Medical-HMO.....................................................................  1.6
Retail-Drug Store...............................................................  1.6
Applications Software...........................................................  1.5
Food-Misc.......................................................................  1.5
Medical-Biomedical/Gene.........................................................  1.5
Telecom Equipment-Fiber Optics..................................................  1.5
Apparel Manufacturers...........................................................  1.4
Cable TV........................................................................  1.4
Finance-Credit Card.............................................................  1.4
Food-Confectionery..............................................................  1.4
Insurance-Property/Casualty.....................................................  1.4
Multimedia......................................................................  1.4
Transport-Services..............................................................  1.4
Beverages-Non-alcoholic.........................................................  1.3
Tobacco.........................................................................  1.3
Enterprise Software/Service.....................................................  1.2
Web Portals/ISP.................................................................  1.2
Paper & Related Products........................................................  1.1
Semiconductor Equipment.........................................................  1.0
Wireless Equipment..............................................................  1.0
Metal-Aluminum..................................................................  0.9
                                                                                 ----
                                                                                 97.6%
                                                                                 ====

--------
* Calculated as a percentage of net assets

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007



                                                               Value
                    Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 94.2%
        Aerospace/Defense -- 1.6%
          General Dynamics Corp.....................  20,900 $1,765,423
                                                             ----------
        Aerospace/Defense-Equipment -- 2.3%
          United Technologies Corp..................  31,100  2,502,928
                                                             ----------
        Apparel Manufacturer -- 1.4%
          Phillips-Van Heusen.......................  29,800  1,563,904
                                                             ----------
        Applications Software -- 1.5%
          Microsoft Corp............................  57,300  1,688,058
                                                             ----------
        Banks-Super Regional -- 4.0%
          Bank of America Corp......................  44,800  2,252,096
          Wachovia Corp.............................  42,600  2,136,390
                                                             ----------
                                                              4,388,486
                                                             ----------
        Beverages-Non-alcoholic -- 1.3%
          PepsiCo, Inc..............................  19,400  1,421,244
                                                             ----------
        Cable TV -- 1.4%
          Comcast Corp., Class A+...................  62,800  1,518,504
                                                             ----------
        Computers -- 2.2%
          Apple, Inc.+..............................   7,700  1,182,258
          International Business Machines Corp......  10,700  1,260,460
                                                             ----------
                                                              2,442,718
                                                             ----------
        Cosmetics & Toiletries -- 1.6%
          Procter & Gamble Co.......................  25,700  1,807,738
                                                             ----------
        Diversified Manufacturing Operations -- 5.2%
          3M Co.....................................  17,600  1,647,008
          General Electric Co.......................  73,000  3,022,200
          Textron, Inc..............................  17,400  1,082,454
                                                             ----------
                                                              5,751,662
                                                             ----------
        Electric-Integrated -- 3.0%
          Duke Energy Corp..........................  89,400  1,670,886
          Southern Co...............................  44,700  1,621,716
                                                             ----------
                                                              3,292,602
                                                             ----------
        Electronic Components-Semiconductors -- 2.9%
          Intel Corp................................  80,100  2,071,386
          Texas Instruments, Inc....................  29,800  1,090,382
                                                             ----------
                                                              3,161,768
                                                             ----------
        Enterprise Software/Service -- 1.2%
          Oracle Corp.+.............................  61,000  1,320,650
                                                             ----------
        Finance-Credit Card -- 1.4%
          American Express Co.......................  26,600  1,579,242
                                                             ----------
        Finance-Investment Banker/Broker -- 7.2%
          Citigroup, Inc............................  52,500  2,450,175
          JPMorgan Chase & Co.......................  33,600  1,539,552
          Merrill Lynch & Co., Inc..................  29,500  2,102,760
          TD Ameritrade Holding Corp.+.............. 104,200  1,898,524
                                                             ----------
                                                              7,991,011
                                                             ----------
        Finance-Mortgage Loan/Banker -- 1.6%
          Fannie Mae................................  29,700  1,806,057
                                                             ----------
        Food-Confectionery -- 1.4%
          The Hershey Co............................  32,800  1,522,248
                                                             ----------


                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        Food-Misc. -- 1.5%
          Kraft Foods, Inc., Class A.................. 49,900 $1,722,049
                                                              ----------
        Food-Wholesale/Distribution -- 1.6%
          Sysco Corp.................................. 48,600  1,729,674
                                                              ----------
        Insurance-Property/Casualty -- 1.4%
          Chubb Corp.................................. 29,800  1,598,472
                                                              ----------
        Investment Management/Advisor Services -- 1.7%
          Invesco PLC ADR............................. 70,400  1,921,920
                                                              ----------
        Medical Instruments -- 1.7%
          Medtronic, Inc.............................. 32,700  1,844,607
                                                              ----------
        Medical Products -- 2.0%
          Johnson & Johnson........................... 33,000  2,168,100
                                                              ----------
        Medical-Biomedical/Gene -- 1.5%
          Genzyme Corp.+.............................. 26,400  1,635,744
                                                              ----------
        Medical-Drugs -- 3.9%
          Merck & Co., Inc............................ 30,400  1,571,376
          Pfizer, Inc................................. 62,050  1,515,882
          Schering-Plough Corp........................ 37,500  1,186,125
                                                              ----------
                                                               4,273,383
                                                              ----------
        Medical-Generic Drugs -- 1.6%
          Barr Pharmaceuticals, Inc.+................. 31,100  1,769,901
                                                              ----------
        Medical-HMO -- 1.6%
          WellPoint, Inc.+............................ 22,500  1,775,700
                                                              ----------
        Metal-Aluminum -- 0.9%
          Alcoa, Inc.................................. 26,300  1,028,856
                                                              ----------
        Multimedia -- 1.4%
          News Corp., Class A......................... 70,900  1,559,091
                                                              ----------
        Networking Products -- 1.7%
          Cisco Systems, Inc.+........................ 57,500  1,903,825
                                                              ----------
        Oil Companies-Integrated -- 7.7%
          Chevron Corp................................ 23,800  2,227,204
          ConocoPhillips.............................. 37,100  3,256,267
          Exxon Mobil Corp............................ 32,400  2,998,944
                                                              ----------
                                                               8,482,415
                                                              ----------
        Oil-Field Services -- 3.8%
          Halliburton Co.............................. 64,200  2,465,280
          Schlumberger, Ltd........................... 16,800  1,764,000
                                                              ----------
                                                               4,229,280
                                                              ----------
        Paper & Related Products -- 1.1%
          International Paper Co...................... 34,800  1,248,276
                                                              ----------
        Retail-Apparel/Shoe -- 2.0%
          American Eagle Outfitters, Inc.............. 82,600  2,173,206
                                                              ----------
        Retail-Drug Store -- 1.6%
          CVS Caremark Corp........................... 45,000  1,783,350
                                                              ----------
        Retail-Regional Department Stores -- 1.9%
          Kohl's Corp.+............................... 37,000  2,121,210
                                                              ----------
        Semiconductor Equipment -- 1.0%
          Applied Materials, Inc...................... 54,200  1,121,940
                                                              ----------

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)


                                                                                   Shares/
                                                                                  Principal     Value
                             Security Description                                  Amount      (Note 3)
--------------------------------------------------------------------------------------------------------
COMMON STOCK (continued)
Telecom Equipment-Fiber Optics -- 1.5%
 Corning, Inc...................................................................     68,000  $  1,676,200
                                                                                             ------------
Telecom Services -- 1.7%
 Time Warner Telecom, Inc., Class A+............................................     86,100     1,891,617
                                                                                             ------------
Telephone-Integrated -- 3.3%
 AT&T, Inc......................................................................     40,400     1,709,324
 Verizon Communications, Inc....................................................     44,300     1,961,604
                                                                                             ------------
                                                                                                3,670,928
                                                                                             ------------
Tobacco -- 1.3%
 Altria Group, Inc..............................................................     21,000     1,460,130
                                                                                             ------------
Transport-Services -- 1.4%
 United Parcel Service, Inc., Class B...........................................     21,200     1,592,120
                                                                                             ------------
Web Portals/ISP -- 1.2%
 Google, Inc., Class A+.........................................................      2,300     1,304,721
                                                                                             ------------
Wireless Equipment -- 1.0%
 QUALCOMM, Inc..................................................................     25,500     1,077,630
                                                                                             ------------
Total Long-Term Investment Securities
   (cost $94,646,931)...........................................................              104,288,588
                                                                                             ------------
REPURCHASE AGREEMENT -- 3.4%
 State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $3,800,000).. $3,800,000     3,800,000
                                                                                             ------------
TOTAL INVESTMENTS --
   (cost $98,446,931)(2)........................................................       97.6%  108,088,588
Other assets less liabilities...................................................        2.4     2,609,684
                                                                                 ----------  ------------
NET ASSETS --                                                                         100.0% $110,698,272
                                                                                 ==========  ============

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

                  Diversified Financial Services........ 5.7%
                  Finance-Investment Banker/Broker...... 5.4
                  Oil Companies-Integrated.............. 5.2
                  Federal Home Loan Mtg. Corp........... 5.0
                  Diversified Manufacturing Operations.. 3.5
                  Repurchase Agreements................. 3.3
                  Banks-Super Regional.................. 3.0
                  Telephone-Integrated.................. 3.0
                  Electric-Integrated................... 2.9
                  Computers............................. 2.8
                  Medical-Drugs......................... 2.6
                  Federal National Mtg. Assoc........... 2.5
                  Sovereign............................. 1.9
                  Cosmetics & Toiletries................ 1.8
                  Electronic Components-Semiconductors.. 1.8
                  Web Portals/ISP....................... 1.8
                  Electric Products-Misc................ 1.7
                  Medical Products...................... 1.6
                  Aerospace/Defense..................... 1.6
                  Applications Software................. 1.5
                  Finance-Credit Card................... 1.5
                  Oil-Field Services.................... 1.5
                  Aerospace/Defense-Equipment........... 1.4
                  Retail-Drug Store..................... 1.4
                  Multimedia............................ 1.3
                  Medical-Biomedical/Gene............... 1.2
                  Special Purpose Entities.............. 1.2
                  Banks-Fiduciary....................... 1.1
                  Beverages-Non-alcoholic............... 1.1
                  Cable TV.............................. 1.1
                  Networking Products................... 1.1
                  Banks-Commercial...................... 0.9
                  Finance-Mortgage Loan/Banker.......... 0.9
                  Insurance-Multi-line.................. 0.9
                  Cellular Telecom...................... 0.7
                  Insurance-Property/Casualty........... 0.7
                  Retail-Apparel/Shoe................... 0.7
                  Retail-Discount....................... 0.7
                  Retail-Regional Department Stores..... 0.7
                  Agricultural Chemicals................ 0.6
                  Brewery............................... 0.6
                  E-Commerce/Services................... 0.6
                  Food-Misc............................. 0.6
                  Government National Mtg. Assoc........ 0.6
                  Instruments-Scientific................ 0.6
                  Medical-HMO........................... 0.6
                  Non-Hazardous Waste Disposal.......... 0.6
                  Savings & Loans/Thrifts............... 0.6
                  Wireless Equipment.................... 0.6
                  Enterprise Software/Service........... 0.5
                  Medical Instruments................... 0.5
                  Oil Companies-Exploration & Production 0.5
                  Pipelines............................. 0.5
                  Tobacco............................... 0.5
                  Coal.................................. 0.4
                  Computer Aided Design................. 0.4
                  Electronic Measurement Instruments.... 0.4
                  Electronics-Military.................. 0.4
                  Finance-Other Services................ 0.4
                  Medical-Generic Drugs................. 0.4

                 Metal-Aluminum........................   0.4%
                 Paper & Related Products..............   0.4
                 Real Estate Investment Trusts.........   0.4
                 Telecom Equipment-Fiber Optics........   0.4
                 Therapeutics..........................   0.4
                 Banks-Money Center....................   0.3
                 Commercial Services...................   0.3
                 Diagnostic Kits.......................   0.3
                 Entertainment Software................   0.3
                 Finance-Consumer Loans................   0.3
                 Machinery-General Industrial..........   0.3
                 Radio.................................   0.3
                 Rental Auto/Equipment.................   0.3
                 Retail-Consumer Electronics...........   0.3
                 Retail-Office Supplies................   0.3
                 Retail-Restaurants....................   0.3
                 Telecom Services......................   0.3
                 Transport-Air Freight.................   0.3
                 Transport-Rail........................   0.3
                 X-Ray Equipment.......................   0.3
                 Computers-Memory Devices..............   0.2
                 Containers-Paper/Plastic..............   0.2
                 Finance-Auto Loans....................   0.2
                 Independent Power Producers...........   0.2
                 Internet Infrastructure Software......   0.2
                 Machinery-Construction & Mining.......   0.2
                 Medical-Hospitals.....................   0.2
                 Office Automation & Equipment.........   0.2
                 Steel-Producers.......................   0.2
                 Airlines..............................   0.1
                 Auto-Cars/Light Trucks................   0.1
                 Broadcast Services/Program............   0.1
                 Building Products-Cement..............   0.1
                 Building-Residential/Commercial.......   0.1
                 Chemicals-Diversified.................   0.1
                 Chemicals-Specialty...................   0.1
                 Commercial Services-Finance...........   0.1
                 Computer Services.....................   0.1
                 Diversified Operations................   0.1
                 Electric-Generation...................   0.1
                 Finance-Commercial....................   0.1
                 Food-Retail...........................   0.1
                 Gas-Distribution......................   0.1
                 Insurance Brokers.....................   0.1
                 Insurance-Life/Health.................   0.1
                 Investment Companies..................   0.1
                 Investment Management/Advisor Services   0.1
                 Metal-Diversified.....................   0.1
                 Metal Processors & Fabrication........   0.1
                 Oil Refining & Marketing..............   0.1
                 Real Estate Operations & Development..   0.1
                 Satellite Telecom.....................   0.1
                 Television............................   0.1
                 Transport-Marine......................   0.1
                 Transport-Services....................   0.1
                                                        -----
                                                        100.5%
                                                        =====

--------
* Calculated as a percentage of net assets

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007



                                                                Value
                    Security Description               Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 66.1%
        Aerospace/Defense -- 1.6%
          Boeing Co...................................  6,200 $  650,938
          General Dynamics Corp.......................  9,000    760,230
          Raytheon Co.................................  9,600    612,672
          Spirit Aerosystems Holdings, Inc., Class A+.  9,200    358,248
                                                              ----------
                                                               2,382,088
                                                              ----------
        Aerospace/Defense-Equipment -- 1.3%
          United Technologies Corp.................... 25,200  2,028,096
                                                              ----------
        Agricultural Chemicals -- 0.5%
          Monsanto Co.................................  8,500    728,790
                                                              ----------
        Applications Software -- 1.5%
          Microsoft Corp.............................. 76,478  2,253,042
                                                              ----------
        Banks-Fiduciary -- 1.1%
          The Bank of New York Mellon Corp............ 39,716  1,753,064
                                                              ----------
        Banks-Super Regional -- 2.6%
          Bank of America Corp........................ 39,688  1,995,116
          Wachovia Corp............................... 19,700    987,955
          Wells Fargo & Co............................ 28,200  1,004,484
                                                              ----------
                                                               3,987,555
                                                              ----------
        Beverages-Non-alcoholic -- 1.1%
          PepsiCo, Inc................................ 22,700  1,663,002
                                                              ----------
        Brewery -- 0.5%
          Anheuser-Busch Cos., Inc.................... 15,000    749,850
                                                              ----------
        Cable TV -- 0.9%
          Comcast Corp., Class A+..................... 59,800  1,445,964
                                                              ----------
        Cellular Telecom -- 0.4%
          NII Holdings, Inc.+.........................  7,500    616,125
                                                              ----------
        Coal -- 0.4%
          Peabody Energy Corp......................... 11,900    569,653
                                                              ----------
        Commercial Services -- 0.3%
          AerCap Holdings NV+......................... 19,900    495,311
                                                              ----------
        Computer Aided Design -- 0.4%
          Autodesk, Inc.+............................. 13,444    671,797
                                                              ----------
        Computers -- 2.7%
          Apple, Inc.+................................  8,600  1,320,444
          Hewlett-Packard Co.......................... 15,500    771,745
          International Business Machines Corp........ 14,000  1,649,200
          Research In Motion, Ltd.+...................  3,900    384,345
                                                              ----------
                                                               4,125,734
                                                              ----------
        Computers-Memory Devices -- 0.2%
          Network Appliance, Inc.+.................... 11,100    298,701
                                                              ----------
        Cosmetics & Toiletries -- 1.8%
          Procter & Gamble Co......................... 40,400  2,841,736
                                                              ----------
        Diagnostic Kits -- 0.3%
          Inverness Medical Innovations, Inc.+........  7,900    437,028
                                                              ----------
        Diversified Manufacturing Operations -- 3.4%
          Danaher Corp................................ 10,500    868,455
          Dover Corp.................................. 12,090    615,985
          General Electric Co......................... 90,400  3,742,560
                                                              ----------
                                                               5,227,000
                                                              ----------


                                                               Value
                     Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         E-Commerce/Services -- 0.6%
           eBay, Inc.+............................... 23,400 $  913,068
                                                             ----------
         Electric Products-Misc. -- 1.7%
           AMETEK, Inc............................... 20,234    874,513
           Emerson Electric Co....................... 31,800  1,692,396
                                                             ----------
                                                              2,566,909
                                                             ----------
         Electric-Integrated -- 1.9%
           Duke Energy Corp.......................... 39,300    734,517
           FPL Group, Inc............................ 12,000    730,560
           Southern Co............................... 19,600    711,088
           Xcel Energy, Inc.......................... 33,500    721,590
                                                             ----------
                                                              2,897,755
                                                             ----------
         Electronic Components-Semiconductors -- 1.7%
           Broadcom Corp., Class A+.................. 12,400    451,856
           Intel Corp................................ 63,900  1,652,454
           Texas Instruments, Inc.................... 15,200    556,168
                                                             ----------
                                                              2,660,478
                                                             ----------
         Electronic Measurement Instruments -- 0.4%
           Agilent Technologies, Inc.+............... 16,900    623,272
                                                             ----------
         Electronics-Military -- 0.4%
           L-3 Communications Holdings, Inc..........  5,700    582,198
                                                             ----------
         Enterprise Software/Service -- 0.5%
           Oracle Corp.+............................. 32,300    699,295
                                                             ----------
         Entertainment Software -- 0.3%
           Electronic Arts, Inc.+....................  9,500    531,905
                                                             ----------
         Finance-Consumer Loans -- 0.3%
           SLM Corp..................................  9,600    476,832
                                                             ----------
         Finance-Credit Card -- 1.4%
           American Express Co....................... 36,400  2,161,068
                                                             ----------
         Finance-Investment Banker/Broker -- 4.9%
           Citigroup, Inc............................ 38,088  1,777,567
           JPMorgan Chase & Co....................... 29,400  1,347,108
           Merrill Lynch & Co., Inc.................. 19,500  1,389,960
           Morgan Stanley............................ 15,000    945,000
           TD Ameritrade Holding Corp.+.............. 75,400  1,373,788
           The Goldman Sachs Group, Inc..............  2,984    646,752
                                                             ----------
                                                              7,480,175
                                                             ----------
         Finance-Mortgage Loan/Banker -- 0.6%
           Fannie Mae................................ 14,200    863,502
                                                             ----------
         Finance-Other Services -- 0.4%
           CME Group, Inc............................    700    411,145
           NYMEX Holdings, Inc.......................  2,000    260,360
                                                             ----------
                                                                671,505
                                                             ----------
         Food-Misc. -- 0.6%
           Kraft Foods, Inc., Class A................ 28,928    998,305
                                                             ----------
         Independent Power Producer -- 0.0%
           Mirant Corp.+.............................    186      7,566
                                                             ----------
         Instruments-Scientific -- 0.6%
           Thermo Fisher Scientific, Inc.+........... 16,100    929,292
                                                             ----------
         Insurance-Multi-line -- 0.6%
           MetLife, Inc.............................. 14,100    983,193
                                                             ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                                Value
                    Security Description               Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Insurance-Property/Casualty -- 0.6%
          Chubb Corp.................................. 17,600 $  944,064
                                                              ----------
        Internet Infrastructure Software -- 0.2%
          Akamai Technologies, Inc.+..................  9,000    258,570
                                                              ----------
        Machinery-Construction & Mining -- 0.2%
          Caterpillar, Inc............................  3,400    266,662
                                                              ----------
        Machinery-General Industrial -- 0.3%
          IDEX Corp................................... 13,558    493,376
                                                              ----------
        Medical Instruments -- 0.5%
          Medtronic, Inc.............................. 13,500    761,535
                                                              ----------
        Medical Products -- 1.6%
          Johnson & Johnson........................... 37,700  2,476,890
                                                              ----------
        Medical-Biomedical/Gene -- 1.2%
          Amgen, Inc.+................................  5,200    294,164
          Celgene Corp.+..............................  6,600    470,646
          Genentech, Inc.+............................  6,800    530,536
          Genzyme Corp.+..............................  8,300    514,268
                                                              ----------
                                                               1,809,614
                                                              ----------
        Medical-Drugs -- 2.3%
          Abbott Laboratories.........................  6,500    348,530
          Allergan, Inc...............................  4,100    264,327
          Merck & Co., Inc............................ 13,700    708,153
          Novartis AG ADR.............................  8,900    489,144
          Pfizer, Inc................................. 49,314  1,204,741
          Schering-Plough Corp........................ 17,700    559,851
                                                              ----------
                                                               3,574,746
                                                              ----------
        Medical-Generic Drugs -- 0.4%
          Barr Pharmaceuticals, Inc.+.................  9,900    563,409
                                                              ----------
        Medical-HMO -- 0.6%
          UnitedHealth Group, Inc..................... 18,800    910,484
                                                              ----------
        Metal-Aluminum -- 0.3%
          Alcoa, Inc.................................. 10,800    422,496
                                                              ----------
        Multimedia -- 0.8%
          News Corp., Class A......................... 57,714  1,269,131
                                                              ----------
        Networking Products -- 1.1%
          Cisco Systems, Inc.+........................ 49,600  1,642,256
                                                              ----------
        Non-Hazardous Waste Disposal -- 0.5%
          Waste Management, Inc....................... 20,700    781,218
                                                              ----------
        Oil Companies-Integrated -- 5.1%
          Chevron Corp................................ 22,128  2,070,738
          ConocoPhillips.............................. 16,900  1,483,313
          Exxon Mobil Corp............................ 33,600  3,110,016
          Marathon Oil Corp........................... 20,400  1,163,208
                                                              ----------
                                                               7,827,275
                                                              ----------
        Oil-Field Services -- 1.4%
          Halliburton Co.............................. 19,300    741,120
          Schlumberger, Ltd........................... 13,400  1,407,000
                                                              ----------
                                                               2,148,120
                                                              ----------
        Paper & Related Products -- 0.3%
          International Paper Co...................... 14,900    534,463
                                                              ----------
        Radio -- 0.2%
          XM Satellite Radio Holdings, Inc., Class A+. 18,900    267,813
                                                              ----------


                                                             Value
                   Security Description            Shares   (Note 3)
         -------------------------------------------------------------
         Rental Auto/Equipment -- 0.2%
           RSC Holdings, Inc.+.................... 17,900 $    293,560
                                                          ------------
         Retail-Apparel/Shoe -- 0.7%
           American Eagle Outfitters, Inc......... 39,600    1,041,876
                                                          ------------
         Retail-Consumer Electronics -- 0.3%
           Best Buy Co., Inc......................  9,700      446,394
                                                          ------------
         Retail-Discount -- 0.7%
           Target Corp............................  8,700      553,059
           Wal-Mart Stores, Inc................... 11,400      497,610
                                                          ------------
                                                             1,050,669
                                                          ------------
         Retail-Drug Store -- 1.3%
           CVS Caremark Corp...................... 48,761    1,932,398
                                                          ------------
         Retail-Office Supplies -- 0.3%
           Staples, Inc........................... 21,300      457,737
                                                          ------------
         Retail-Regional Department Stores -- 0.7%
           Kohl's Corp.+.......................... 19,800    1,135,134
                                                          ------------
         Retail-Restaurants -- 0.3%
           Starbucks Corp.+....................... 17,800      466,360
                                                          ------------
         Telecom Equipment-Fiber Optics -- 0.4%
           Corning, Inc........................... 26,400      650,760
                                                          ------------
         Telephone-Integrated -- 2.1%
           AT&T, Inc.............................. 40,535    1,715,036
           Verizon Communications, Inc............ 32,600    1,443,528
                                                          ------------
                                                             3,158,564
                                                          ------------
         Therapeutics -- 0.4%
           Gilead Sciences, Inc.+................. 16,200      662,094
                                                          ------------
         Tobacco -- 0.5%
           Altria Group, Inc...................... 10,300      716,159
                                                          ------------
         Web Portals/ISP -- 1.8%
           Google, Inc., Class A+.................  3,150    1,786,901
           Yahoo!, Inc.+.......................... 34,600      928,664
                                                          ------------
                                                             2,715,565
                                                          ------------
         Wireless Equipment -- 0.6%
           QUALCOMM, Inc.......................... 22,350      944,511
                                                          ------------
         X-Ray Equipment -- 0.3%
           Hologic, Inc.+.........................  7,700      469,700
                                                          ------------
         Total Common Stock
            (cost $87,842,248)....................         101,414,457
                                                          ------------
         PREFERRED STOCK -- 0.6%
         Banks-Money Center -- 0.1%
           Santander Finance Preferred SA
            5.87%*(1).............................  8,400      173,250
                                                          ------------
         Banks-Super Regional -- 0.1%
           Wachovia Capital Trust IX
            6.38%.................................  3,100       71,517
                                                          ------------
         Diversified Financial Services -- 0.2%
           General Electric Capital Corp.
            8.00%(2).............................. 14,000      322,700
                                                          ------------
         Finance-Mortgage Loan/Banker -- 0.0%
           Freddie Mac 6.55%......................  2,338       58,707
                                                          ------------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)


                                                          Shares/
                                                         Principal  Value
                   Security Description                   Amount   (Note 3)
    ----------------------------------------------------------------------
    PREFERRED STOCK (continued)
    Special Purpose Entity -- 0.1%
      Structured Repackaged Asset-Backed Trust
       Securities, 4.92%(1).............................    9,200  $186,852
                                                                   --------
    Telephone-Integrated -- 0.1%
      AT&T, Inc. 6.38%..................................    4,400   104,808
                                                                   --------
    Total Preferred Stock
       (cost $1,022,444)................................            917,834
                                                                   --------
    ASSET BACKED SECURITIES -- 5.3%
    Diversified Financial Services -- 5.3%
      Banc of America Funding Corp.,
       Series 2007-C, Class 5A1
       5.37% due 05/20/36(3)(4)......................... $347,186   345,282
      Banc of America Funding Corp.,
       Series 2006-J, Class 2A1
       5.89% due 01/20/47(3)(4).........................  338,324   342,978
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2007-PW15, Class A2
       5.21% due 02/11/44(5)............................  165,000   163,758
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2006-PW12, Class G
       5.75% due 09/11/38(4)(5).........................   58,000    48,792
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2007-PW15, Class H
       5.93% due 02/11/44*(4)(5)........................  375,000   279,057
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2006-PW12, Class F
       5.93% due 09/11/38*(4)(5)........................  340,000   300,519
      Chase Mtg. Finance Corp.
       Series 2007-A2, Class 1A1
       4.56% due 07/25/37(3)(4).........................  436,314   433,802
      Commercial Mtg. Pass Through Certs.,
       Series 2004-LB2A, Class A3
       4.22% due 03/10/39(5)............................  674,000   660,073
      Countrywide Asset-Backed Certs.
       Series 2006-S4, Class A3
       5.80% due 10/25/36(4)............................  920,000   907,761
      Countrywide Asset-Backed Certs.,
       Series 2006-S6, Class A3
       5.66% due 03/25/34(4)............................  928,000   910,409
      J.P. Morgan Chase Commercial Mtg.
       Securities Corp.,
       Series 2006-CB16, Class E
       5.84% due 05/12/45*(4)(5)........................  230,000   208,396
      LB-UBS Commercial Mtg. Trust,
       Series 2007-C6, Class AM
       6.11% due 07/17/40(4)(5).........................  515,000   524,311
      LB-UBS Commercial Mtg. Trust,
       Series 2007-C6, Class B
       6.45% due 07/17/40(4)(5).........................  400,000   397,645
      Merrill Lynch Mtg. Investors Trust,
       Series 2004-A1, Class 3A
       4.84% due 02/25/34(3)(4).........................  301,821   299,028
      Merrill Lynch/ Countrywide Commercial Mtg. Trust,
       Series 2007-5, Class H
       6.12% due 08/25/48...............................  210,000   160,187


                                                    Principal   Value
                  Security Description               Amount    (Note 3)
       ----------------------------------------------------------------
       Diversified Financial Services (continued)
         Morgan Stanley Capital I,
          Series 2006-IQ12, Class D
          5.53% due 12/15/43(4)(5)................. $250,000  $  233,605
         Ocwen Advance Receivables Backed Notes,
          Series 2006-1A
          5.34% due 11/24/15*(6)...................  350,000     297,500
         Providian Master Note Trust
          Series 2006-C1A, Class C1
          6.16% due 03/16/15*(1)...................  550,000     527,829
         Wachovia Bank Commercial Mtg. Trust,
          Series 2006-WL7A, Class F
          5.95% due 09/15/21*(1)(5)................  515,000     506,896
         Wells Fargo Mtg. Backed Securities Trust,
          Series 2006-AR17, Class A2
          5.84% due 10/25/36(1)(3).................  440,192     444,474
         Wells Fargo Mtg. Backed Securities Trust,
          Series 2006-AR12, Class 2A1
          6.10% due 09/25/36(3)(4).................  221,309     223,976
                                                              ----------
       Total Asset Backed Securities
          (cost $8,552,417)........................            8,216,278
                                                              ----------
       CORPORATE BONDS & NOTES -- 11.4%
       Aerospace/Defense-Equipment -- 0.1%
         United Technologies Corp.
          Senior Notes
          6.10% due 05/15/12.......................   84,000      87,516
                                                              ----------
       Agricultural Chemicals -- 0.1%
         Mosaic Global Holdings, Inc.
          Debentures
          7.38% due 08/01/18.......................   10,000       9,700
         Terra Capital, Inc.
          Company Guar. Notes
          7.00% due 02/01/17.......................   25,000      24,375
         The Mosaic Co.
          Senior Notes
          7.38% due 12/01/14*......................   45,000      47,250
                                                              ----------
                                                                  81,325
                                                              ----------
       Airlines -- 0.1%
         American Airlines, Inc.
          Pass Through Certs.
          Series 2001-1, Class A-2
          6.82% due 05/23/11.......................   70,000      68,250
         Northwest Airlines, Inc.
          Pass Through Certs.
          Series 2002-1 Class G2
          6.26% due 11/20/21.......................   43,025      42,434
                                                              ----------
                                                                 110,684
                                                              ----------
       Auto-Cars/Light Trucks -- 0.1%
         DaimlerChrysler NA Holding Corp.
          Company Guar. Notes
          6.05% due 03/13/09(1)....................   60,000      59,606
         Ford Motor Co.
          Debentures
          6.38% due 02/01/29.......................   70,000      51,450

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                 Principal  Value
                    Security Description          Amount   (Note 3)
             ------------------------------------------------------
             CORPORATE BONDS & NOTES (continued)
             Auto-Cars/Light Trucks (continued)
               General Motors Corp.
                Debentures
                8.25% due 07/15/23.............. $ 40,000  $ 35,000
               General Motors Corp.
                Senior Bonds
                8.38% due 07/15/33..............   58,000    50,823
                                                           --------
                                                            196,879
                                                           --------
             Banks-Commercial -- 0.6%
               American Express Centurion Bank
                Notes
                6.00% due 09/13/17..............   35,000    34,824
               Colonial Bank NA
                Sub. Notes
                6.38% due 12/01/15..............   70,000    69,151
               Compass Bank
                Notes
                5.50% due 04/01/20..............  110,000   105,114
               Compass Bank
                Sub. Notes
                6.40% due 10/01/17..............   80,000    79,527
               First Maryland Capital II
                Company Guar. Notes
                6.21% due 02/01/27(1)...........  196,000   182,299
               Popular North America, Inc.
                Company Guar. Notes
                5.65% due 04/15/09..............   90,000    90,713
               Silicon Valley Bank
                Senior Notes
                5.70% due 06/01/12..............  100,000    99,787
               SouthTrust Bank
                Sub. Notes
                4.75% due 03/01/13..............  120,000   117,437
               SouthTrust Corp.
                Sub. Notes
                5.80% due 06/15/14..............   55,000    55,047
               Union Bank of California NA
                Sub. Notes
                5.95% due 05/11/16..............  120,000   119,116
               US Bank NA
                Notes
                3.90% due 08/15/08..............   38,000    37,419
                                                           --------
                                                            990,434
                                                           --------
             Banks-Super Regional -- 0.3%
               Capital One Financial Corp.
                Senior Notes
                5.70% due 09/15/11..............  242,000   242,402
               Capital One Financial Corp.
                Senior Notes
                6.75% due 09/15/17..............   72,000    73,723
               JPMorgan Chase Bank NA
                Sub. Notes
                6.00% due 10/01/17..............  100,000   100,969
                                                           --------
                                                            417,094
                                                           --------
             Brewery -- 0.1%
               Anheuser-Busch Cos., Inc.
                Bonds
                6.00% due 11/01/41..............  136,000   129,568
                                                           --------


                                                    Principal  Value
                    Security Description             Amount   (Note 3)
          -----------------------------------------------------------
          Broadcast Services/Program -- 0.0%
            Nexstar Finance, Inc.
             Senior Sub. Notes
             7.00% due 01/15/14.................... $ 35,000  $ 33,600
                                                              --------
          Building Products-Air & Heating -- 0.0%
            American Standard, Inc.
             Company Guar. Notes
             7.38% due 02/01/08....................   51,000    51,242
                                                              --------
          Building-Residential/Commercial -- 0.1%
            Centex Corp.
             Senior Notes
             5.45% due 08/15/12....................   60,000    54,782
            D.R. Horton, Inc.
             Company Guar. Notes
             5.00% due 01/15/09....................   41,000    39,431
                                                              --------
                                                                94,213
                                                              --------
          Cable TV -- 0.2%
            Cablevision Systems Corp.
             Senior Notes
             8.00% due 04/15/12....................   20,000    19,400
            CCH I LLC
             Company Guar. Notes
             11.00% due 10/01/15...................   28,000    28,700
            CCH II LLC/CCH II Capital Corp.
             Company Guar. Notes
             10.25% due 10/01/13...................   85,000    88,613
            Comcast Corp.
             Company Guar. Notes
             5.85% due 11/15/15....................   50,000    49,586
            Comcast Corp.
             Company Guar. Notes
             5.88% due 02/15/18....................  100,000    98,364
                                                              --------
                                                               284,663
                                                              --------
          Casino Hotels -- 0.0%
            MGM Mirage, Inc.
             Senior Notes
             5.88% due 02/27/14....................   35,000    32,244
            Turning Stone Resort Casino Enterprise
             Senior Notes
             9.13% due 09/15/14*...................   30,000    31,050
                                                              --------
                                                                63,294
                                                              --------
          Cellular Telecom -- 0.2%
            American Cellular Corp.
             Senior Notes
             10.00% due 08/01/11...................   16,000    16,720
            Centennial Communications Corp.
             Senior Notes
             11.11% due 01/01/13(1)................  100,000   103,000
            Cricket Communications, Inc.
             Company Guar. Notes
             9.38% due 11/01/14....................   25,000    25,375
            MetroPCS Wireless, Inc.
             Senior Notes
             9.25% due 11/01/14*...................   25,000    25,500

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                   Principal  Value
                   Security Description             Amount   (Note 3)
          ----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Cellular Telecom (continued)
            Nextel Communications, Inc.
             Company Guar. Notes
             5.95% due 03/15/14................... $100,000  $ 95,471
            Rural Cellular Corp.
             Senior Sub. Notes
             8.62% due 06/01/13*(1)...............   15,000    15,375
            Rural Cellular Corp.
             Senior Notes
             11.11% due 11/01/12(1)...............    5,000     5,100
                                                             --------
                                                              286,541
                                                             --------
          Chemicals-Diversified -- 0.1%
            EI Du Pont de Nemours & Co.
             Senior Notes
             4.88% due 04/30/14...................   38,000    36,543
            Lyondell Chemical Co.
             Company Guar. Notes
             8.00% due 09/15/14...................   35,000    38,500
            Rohm & Haas Co.
             Notes
             6.00% due 09/15/17...................   45,000    45,131
                                                             --------
                                                              120,174
                                                             --------
          Chemicals-Specialty -- 0.1%
            Huntsman International LLC
             Company Guar. Notes
             7.88% due 11/15/14...................   55,000    58,575
            Momentive Performance Materials, Inc.
             Senior Sub. Notes
             11.50% due 12/01/16*.................   85,000    84,150
                                                             --------
                                                              142,725
                                                             --------
          Commercial Services-Finance -- 0.1%
            The Western Union Co.
             Senior Notes
             5.40% due 11/17/11...................  161,000   160,696
                                                             --------
          Computer Services -- 0.1%
            Compucom Systems, Inc.
             Senior Sub. Notes
             12.50% due 10/01/15*.................   30,000    29,250
            Computer Sciences Corp.
             Notes
             3.50% due 04/15/08...................   65,000    64,139
                                                             --------
                                                               93,389
                                                             --------
          Computers -- 0.1%
            International Business Machines Corp.
             Senior Notes
             5.70% due 09/14/17...................  100,000   100,524
                                                             --------
          Containers-Paper/Plastic -- 0.2%
            Jefferson Smurfit Corp.
             Company Guar. Notes
             8.25% due 10/01/12...................   30,000    30,075


                                                     Principal  Value
                   Security Description               Amount   (Note 3)
        --------------------------------------------------------------
        Containers-Paper/Plastic (continued)
          Pliant Corp.
           Company Guar. Notes
           11.13% due 09/01/09...................... $ 82,000  $ 73,800
          Smurfit-Stone Container Enterprises, Inc.
           Senior Notes
           8.00% due 03/15/17.......................  175,000   171,937
                                                               --------
                                                                275,812
                                                               --------
        Direct Marketing -- 0.0%
          Affinity Group, Inc.
           Senior Sub. Notes
           9.00% due 02/15/12.......................   45,000    45,900
                                                               --------
        Diversified Financial Services -- 0.1%
          AXA Financial, Inc.
           Senior Notes
           6.50% due 04/01/08.......................   55,000    55,305
          General Electric Capital Corp.
           Senior Notes
           5.63% due 09/15/17.......................   44,000    43,988
                                                               --------
                                                                 99,293
                                                               --------
        Diversified Operations -- 0.0%
          Capmark Financial Group, Inc.
           Company Guar. Notes
           5.88% due 05/10/12*......................   50,000    45,536
                                                               --------
        Electric-Generation -- 0.1%
          Bruce Mansfield Unit Trust
           Pass Through Certs.
           6.85% due 06/01/34.......................  110,000   110,262
          The AES Corp.
           Senior Notes
           8.88% due 02/15/11.......................   85,000    88,719
                                                               --------
                                                                198,981
                                                               --------
        Electric-Integrated -- 0.9%
          Centerpoint Energy, Inc.
           Senior Notes
           5.88% due 06/01/08.......................  140,000   139,866
          Commonwealth Edison Co.
           1st Mtg. Bonds
           5.90% due 03/15/36.......................  110,000   102,997
          Commonwealth Edison Co.
           1st Mtg. Bonds
           5.95% due 08/15/16.......................   50,000    49,829
          Commonwealth Edison Co.
           1st Mtg. Notes
           6.15% due 09/15/17.......................   44,000    44,262
          Dominion Resources, Inc.
           Senior Notes
           5.69% due 05/15/08(2)....................  132,000   132,058
          Dominion Resources, Inc.
           Jr. Sub. Notes
           6.30% due 09/30/11(7)....................  109,000   107,992
          Duke Energy Indiana, Inc.
           Debentures
           5.00% due 09/15/13.......................   60,000    57,673

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                    Principal   Value
                   Security Description              Amount    (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Electric-Integrated (continued)
         Entergy Louisiana LLC
          1st Mtg. Bonds
          5.83% due 11/01/10....................... $195,000  $  195,401
         Mackinaw Power LLC
          Secured Notes
          6.30% due 10/31/23*......................  110,000     112,559
         Mirant Americas Generation LLC
          Senior Notes
          8.30% due 05/01/11.......................   30,000      30,300
         Mirant Mid-Atlantic LLC
          Pass Through Certs.
          Series B
          9.13% due 06/30/17.......................   40,254      44,581
         Nisource Finance Corp.
          Company Guar. Notes
          5.25% due 09/15/17.......................   43,000      39,909
         Pepco Holdings, Inc.
          Senior Notes
          6.45% due 08/15/12.......................   55,000      57,278
         PSEG Power LLC
          Company Guar. Notes
          7.75% due 04/15/11.......................   65,000      69,600
         Puget Sound Energy, Inc.
          Senior Notes
          5.20% due 10/01/15.......................  212,000     202,881
         Southern Energy, Inc.
          Notes
          7.90% due 07/15/09+(6)(8)(9).............  150,000           0
                                                              ----------
                                                               1,387,186
                                                              ----------
       Electronic Components-Semiconductors -- 0.1%
         Freescale Semiconductor, Inc.
          Senior Sub. Notes
          10.13% due 12/15/16......................   50,000      46,500
         National Semiconductor Corp.
          Senior Notes
          6.60% due 06/15/17.......................  100,000     102,433
                                                              ----------
                                                                 148,933
                                                              ----------
       Electronics-Military -- 0.0%
         L-3 Communications Corp.
          Company Guar. Notes
          6.38% due 10/15/15.......................   40,000      39,300
                                                              ----------
       Finance-Auto Loans -- 0.2%
         Ford Motor Credit Co. LLC
          Notes
          7.38% due 10/28/09.......................  140,000     137,278
         General Motors Acceptance Corp.
          Notes
          6.88% due 09/15/11.......................  140,000     133,233
         General Motors Acceptance Corp.
          Notes
          6.88% due 08/28/12.......................    8,000       7,504
                                                              ----------
                                                                 278,015
                                                              ----------
       Finance-Commercial -- 0.1%
         Transamerica Finance Corp.
          Senior Notes
          6.40% due 09/15/08.......................   75,000      75,750
                                                              ----------


                                                   Principal  Value
                    Security Description            Amount   (Note 3)
          -----------------------------------------------------------
          Finance-Consumer Loans -- 0.0%
            John Deere Capital Corp.
             Debentures
             5.10% due 01/15/13................... $ 72,000  $ 70,896
                                                             --------
          Finance-Credit Card -- 0.1%
            Capital One Bank
             Senior Sub. Notes
             6.50% due 06/13/13...................   82,000    83,112
                                                             --------
          Finance-Investment Banker/Broker -- 0.5%
            Citigroup, Inc.
             Senior Notes
             5.88% due 05/29/37...................   45,000    43,377
            JP Morgan Chase & Co.
             Senior Notes
             5.38% due 01/15/14...................  120,000   119,201
            Lehman Brothers Holdings, Inc.
             Sub. Notes
             6.50% due 07/19/17...................   50,000    50,672
            Lehman Brothers Holdings, Inc.
             Sub. Notes
             6.88% due 07/17/37...................   90,000    89,278
            Lehman Brothers Holdings, Inc.
             Senior Notes
             7.00% due 09/27/27...................   54,000    55,290
            Morgan Stanley
             Senior Notes
             5.75% due 08/31/12...................  100,000   100,169
            The Bear Stearns Cos., Inc.
             Senior Notes
             6.40% due 10/02/17...................  180,000   179,200
            The Goldman Sachs Group, Inc.
             Sub. Notes
             6.75% due 10/01/37...................   81,000    81,520
                                                             --------
                                                              718,707
                                                             --------
          Finance-Mortgage Loan/Banker -- 0.3%
            Countrywide Financial Corp.
             Company Guar. Notes
             5.80% due 06/07/12...................   27,000    25,307
            Countrywide Financial Corp.
             Sub. Notes
             6.25% due 05/15/16...................  100,000    90,496
            Residential Capital LLC
             Senior Notes
             6.50% due 06/01/12...................  162,000   131,220
            Residential Capital LLC
             Company Guar. Notes
             6.50% due 04/17/13...................   60,000    48,450
            Residential Capital LLC
             Company Guar. Notes
             6.88% due 06/30/15...................  250,000   201,875
                                                             --------
                                                              497,348
                                                             --------
          Food-Retail -- 0.0%
            The Kroger Co.
             Company Guar. Notes
             6.40% due 08/15/17...................   23,000    23,453
                                                             --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                      Principal  Value
                    Security Description               Amount   (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Funeral Services & Related Items -- 0.0%
         Service Corp. International
          Senior Notes
          6.75% due 04/01/16......................... $ 30,000  $ 29,062
                                                                --------
       Home Furnishings -- 0.0%
         Simmons Co.
          Company Guar. Notes
          7.88% due 01/15/14.........................   25,000    24,000
         Simmons Co.
          Senior Disc. Notes
          10.00% due 12/15/14(2).....................   21,000    16,747
                                                                --------
                                                                  40,747
                                                                --------
       Hotel/Motel -- 0.0%
         Starwood Hotels & Resorts Worldwide, Inc.
          Senior Notes
          6.25% due 02/15/13.........................   45,000    45,164
                                                                --------
       Independent Power Producers -- 0.2%
         Calpine Corp.
          Sec. Notes
          8.75% due 07/15/13*(10)....................  175,000   190,750
         NRG Energy, Inc.
          Company Guar. Notes
          7.38% due 02/01/16.........................   90,000    90,225
                                                                --------
                                                                 280,975
                                                                --------
       Insurance Brokers -- 0.1%
         Marsh & McLennan Cos., Inc.
          Senior Notes
          5.15% due 09/15/10.........................   60,000    59,790
         Marsh & McLennan Cos., Inc.
          Senior Notes
          7.13% due 06/15/09.........................   40,000    41,354
                                                                --------
                                                                 101,144
                                                                --------
       Insurance-Life/Health -- 0.1%
         Americo Life, Inc.
          Notes
          7.88% due 05/01/13*........................  134,000   136,853
         Monumental Global Funding II
          Notes
          5.65% due 07/14/11*........................   66,000    67,562
                                                                --------
                                                                 204,415
                                                                --------
       Insurance-Property/Casualty -- 0.1%
         The Travelers Cos., Inc.
          Senior Notes
          6.25% due 06/15/37.........................   90,000    86,814
         W.R. Berkley Corp.
          Senior Sub. Notes
          6.25% due 02/15/37.........................    3,000     2,771
                                                                --------
                                                                  89,585
                                                                --------
       Investment Management/Advisor Services -- 0.1%
         LVB Acquisition Merger Sub, Inc.
          Senior Notes
          10.38% due 10/15/17*.......................   40,000    38,650


                                                        Principal  Value
                    Security Description                 Amount   (Note 3)
     ---------------------------------------------------------------------
     Investment Management/Advisor Services (continued)
       LVB Acquisition Merger Sub, Inc.
        Senior Sub. Notes
        11.63% due 10/15/17*........................... $ 50,000  $ 48,500
                                                                  --------
                                                                    87,150
                                                                  --------
     Machinery-Farming -- 0.0%
       Case Corp.
        Notes
        7.25% due 01/15/16.............................   50,000    51,750
                                                                  --------
     Medical-Drugs -- 0.2%
       American Home Products Corp.
        Notes
        6.95% due 03/15/11.............................  123,000   128,910
       Schering-Plough Corp
        Senior Notes
        6.00% due 09/15/17.............................  100,000   100,449
       Wyeth
        Bonds
        5.50% due 02/01/14.............................  126,000   125,295
                                                                  --------
                                                                   354,654
                                                                  --------
     Medical-HMO -- 0.0%
       Coventry Health Care, Inc.
        Senior Notes
        5.95% due 03/15/17.............................   47,000    45,451
       WellPoint, Inc.
        Notes
        3.75% due 12/14/07.............................    6,620     6,596
                                                                  --------
                                                                    52,047
                                                                  --------
     Medical-Hospitals -- 0.2%
       Community Health Systems, Inc.
        Senior Notes
        8.88% due 07/15/15*............................   80,000    82,200
       HCA, Inc.
        Senior Notes
        6.25% due 02/15/13.............................   55,000    48,675
       HCA, Inc.
        Sec. Notes
        9.13% due 11/15/14*............................   25,000    26,375
       HCA, Inc.
        Sec. Notes
        9.25% due 11/15/16*............................  140,000   148,750
                                                                  --------
                                                                   306,000
                                                                  --------
     Metal Processors & Fabrication -- 0.1%
       Commercial Metals Co.
        Senior Notes
        6.50% due 07/15/17.............................   87,000    90,305
       Timken Co.
        Notes
        5.75% due 02/15/10.............................   96,000    97,404
                                                                  --------
                                                                   187,709
                                                                  --------
     Metal-Aluminum -- 0.1%
       Alcoa, Inc.
        Notes
        6.00% due 01/15/12.............................   60,000    61,194

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                      Principal  Value
                    Security Description               Amount   (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Metal-Aluminum (continued)
         Alcoa, Inc.
          Bonds
          6.50% due 06/15/18......................... $141,000  $145,033
                                                                --------
                                                                 206,227
                                                                --------
       Metal-Diversified -- 0.1%
         Freeport-McMoRan Copper & Gold, Inc.
          Senior Notes
          8.38% due 04/01/17.........................   65,000    71,012
                                                                --------
       Mining -- 0.0%
         Newmont Mining Corp.
          Company Guar. Notes
          5.88% due 04/01/35.........................   60,000    52,865
                                                                --------
       Multimedia -- 0.4%
         Belo Corp.
          Senior Notes
          6.75% due 05/30/13.........................   60,000    61,538
         Cox Enterprises, Inc.
          Notes
          7.88% due 09/15/10*........................  205,000   219,328
         News America, Inc.
          Company Guar. Bonds
          7.30% due 04/30/28.........................   80,000    83,546
         Time Warner Entertainment Co. LP
          Senior Notes
          8.38% due 07/15/33.........................  156,000   182,927
         Viacom, Inc.
          Senior Notes
          6.88% due 04/30/36.........................   50,000    49,792
                                                                --------
                                                                 597,131
                                                                --------
       Non-Hazardous Waste Disposal -- 0.1%
         Waste Management, Inc.
          Company Guar. Notes
          6.88% due 05/15/09.........................   56,000    57,882
         Waste Management, Inc.
          Company Guar. Notes
          7.75% due 05/15/32.........................   60,000    67,382
                                                                --------
                                                                 125,264
                                                                --------
       Office Automation & Equipment -- 0.2%
         IKON Office Solutions, Inc.
          Senior Notes
          7.75% due 09/15/15.........................   40,000    40,200
         Pitney Bowes, Inc.
          Notes
          5.25% due 01/15/37.........................  194,000   186,123
         Pitney Bowes, Inc.
          Notes
          5.75% due 09/15/17.........................   85,000    85,123
                                                                --------
                                                                 311,446
                                                                --------
       Oil Companies-Exploration & Production -- 0.4%
         Anadarko Petroleum Corp.
          Senior Notes
          5.95% due 09/15/16.........................  120,000   118,849


                                                        Principal  Value
                    Security Description                 Amount   (Note 3)
     ---------------------------------------------------------------------
     Oil Companies-Exploration & Production (continued)
       Apache Corp.
        Senior Notes
        6.25% due 04/15/12............................. $200,000  $208,216
       Chesapeake Energy Corp.
        Company Guar. Notes
        7.50% due 09/15/13.............................  175,000   179,813
       Sabine Pass LNG LP
        Secured Notes
        7.50% due 11/30/16.............................   75,000    73,875
                                                                  --------
                                                                   580,753
                                                                  --------
     Oil Companies-Integrated -- 0.1%
       Hess Corp.
        Bonds
        7.88% due 10/01/29.............................   80,000    91,953
       Marathon Oil Corp.
        Notes
        6.60% due 10/01/37.............................   69,000    70,549
                                                                  --------
                                                                   162,502
                                                                  --------
     Oil Refining & Marketing -- 0.1%
       The Premcor Refining Group, Inc.
        Company Guar. Notes
        6.75% due 05/01/14.............................  180,000   187,619
                                                                  --------
     Oil-Field Services -- 0.1%
       Allis-Chalmers Energy, Inc.
        Company Guar. Notes
        9.00% due 01/15/14.............................   15,000    15,112
       Weatherford International, Inc.
        Company Guar. Notes
        6.80% due 06/15/37*............................   90,000    92,439
                                                                  --------
                                                                   107,551
                                                                  --------
     Paper & Related Products -- 0.1%
       Bowater, Inc.
        Notes
        6.50% due 06/15/13.............................   75,000    54,750
       Georgia-Pacific Corp.
        Company Guar. Notes
        7.00% due 01/15/15*............................   30,000    29,250
       Georgia-Pacific Corp.
        Company Guar. Notes
        7.13% due 01/15/17*............................   10,000     9,675
                                                                  --------
                                                                    93,675
                                                                  --------
     Physicians Practice Management -- 0.0%
       US Oncology, Inc.
        Senior Sub. Notes
        10.75% due 08/15/14............................   10,000    10,325
                                                                  --------
     Pipelines -- 0.3%
       CenterPoint Energy Resources Corp.
        Notes
        7.75% due 02/15/11.............................  130,000   138,181
       Copano Energy LLC
        Company Guar. Notes
        8.13% due 03/01/16.............................   95,000    96,663

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                   Principal  Value
                   Security Description             Amount   (Note 3)
          ----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Pipelines (continued)
            Duke Energy Field Services LLC
             Notes
             6.88% due 02/01/11................... $ 60,000  $ 62,256
            Dynegy-Roseton Danskammer
             Pass Through Certs.
             Series B
             7.67% due 11/08/16...................   45,000    45,225
            ONEOK Partners LP
             Company Guar. Notes
             6.85% due 10/15/37...................   74,000    74,582
            Williams Cos., Inc.
             Senior Notes
             7.88% due 09/01/21...................   90,000    97,875
                                                             --------
                                                              514,782
                                                             --------
          Publishing-Newspapers -- 0.0%
            Knight Ridder, Inc.
             Debentures
             6.88% due 03/15/29...................   70,000    56,880
                                                             --------
          Publishing-Periodicals -- 0.0%
            The Reader's Digest Association, Inc.
             Senior Sub. Notes
             9.00% due 02/15/17*..................   25,000    22,500
                                                             --------
          Radio -- 0.1%
            Chancellor Media Corp.
             Company Guar. Notes
             8.00% due 11/01/08...................  182,000   184,953
                                                             --------
          Real Estate Investment Trusts -- 0.4%
            AvalonBay Communities, Inc.
             Senior Notes
             5.75% due 09/15/16...................  110,000   106,887
            Health Care Property Investors, Inc.
             Senior Notes
             5.65% due 12/15/13...................  100,000    96,596
            Liberty Property LP
             Senior Notes
             5.63% due 10/01/17...................   45,000    44,916
            New Plan Excel Realty Trust
             Senior Notes
             4.50% due 02/01/11...................  110,000   107,730
            PPF Funding, Inc.,
             Bonds
             5.35% due 04/15/12*..................   60,000    59,480
            Reckson Operating Partnership LP
             Senior Notes
             6.00% due 03/31/16...................   35,000    33,256
            Simon Property Group LP
             Notes
             5.38% due 08/28/08...................   40,000    39,768
            Vornado Realty LP
             Notes
             4.50% due 08/15/09...................   60,000    59,065
                                                             --------
                                                              547,698
                                                             --------


                                                    Principal  Value
                   Security Description              Amount   (Note 3)
         ------------------------------------------------------------
         Recycling -- 0.0%
           Aleris International, Inc.
            Company Guar. Notes
            9.00% due 12/15/14..................... $ 45,000  $ 41,625
           Aleris International, Inc.
            Senior Sub. Notes
            10.00% due 12/15/16....................   20,000    17,700
                                                              --------
                                                                59,325
                                                              --------
         Rental Auto/Equipment -- 0.1%
           ERAC USA Finance Co.
            Notes
            7.35% due 06/15/08*....................  150,000   151,636
           United Rentals North America, Inc.
            Senior Sub. Notes
            7.75% due 11/15/13.....................   40,000    41,200
                                                              --------
                                                               192,836
                                                              --------
         Research & Development -- 0.0%
           Alion Science and Technology Corp.
            Company Guar. Notes
            10.25% due 02/01/15....................   55,000    49,912
                                                              --------
         Retail-Drug Store -- 0.1%
           CVS Caremark Corp.
            Senior Notes
            6.25% due 06/01/27.....................  100,000    96,912
           CVS Lease Pass Through Trust
            Pass Through Certs.
            6.04% due 12/10/28*....................  118,037   114,653
                                                              --------
                                                               211,565
                                                              --------
         Retail-Regional Department Stores -- 0.0%
           JC Penney Corp., Inc.
            Senior Notes
            5.75% due 02/15/18.....................   14,000    13,440
                                                              --------
         Retail-Restaurants -- 0.0%
           NPC International, Inc.
            Company Guar. Notes
            9.50% due 05/01/14.....................   35,000    31,850
                                                              --------
         Savings & Loans/Thrifts -- 0.6%
           Independence Community Bank Corp.
            Sub. Notes
            3.50% due 06/20/13(7)..................   64,000    62,977
           Sovereign Bancorp, Inc.
            Senior Notes
            4.80% due 09/01/10.....................  206,000   201,258
           Washington Mutual Bank
            Sub. Notes
            5.13% due 01/15/15.....................  210,000   195,594
           Washington Mutual Bank
            Sub. Notes
            5.50% due 01/15/13.....................  138,000   132,999
           Washington Mutual Preferred Funding III
            Bonds
            6.90% due 06/12/12*(7).................  100,000   102,448
           Washington Mutual, Inc.
            Senior Notes
            5.50% due 08/24/11.....................  150,000   148,087

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                      Principal  Value
                    Security Description               Amount   (Note 3)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Savings & Loans/Thrifts (continued)
          Western Financial Bank
           Senior Debentures
           9.63% due 05/15/12........................ $126,000  $135,259
                                                                --------
                                                                 978,622
                                                                --------
        Special Purpose Entities -- 0.5%
          BAE Systems Holdings, Inc.
           Notes
           5.20% due 08/15/15*.......................  175,000   166,787
          Capital One Capital IV
           Company Guar. Bonds
           6.75% due 02/17/37........................   65,000    57,964
          Consolidated Communications Illinois/Texas
           Holdings, Inc.
           Senior Notes
           9.75% due 04/01/12........................  159,000   160,590
          Cyrus Reinsurance Holdings SPC
           Senior Notes
           6.36% due 09/01/08*(6)(7).................   76,000    74,480
          KAR Holdings, Inc.
           Senior Notes
           9.36% due 05/01/14*(1)....................   25,000    23,938
          Norbord Delaware GP I
           Company Guar. Notes
           6.45% due 02/15/17*.......................   49,000    44,567
          Pricoa Global Funding I
           Notes
           5.30% due 09/27/13*.......................  110,000   110,558
          Principal Life Global Funding I
           Sec. Notes
           5.25% due 01/15/13*.......................  100,000    99,727
                                                                --------
                                                                 738,611
                                                                --------
        Steel-Producers -- 0.2%
          International Steel Group, Inc.
           Senior Notes
           6.50% due 04/15/14........................  130,000   129,080
          Reliance Steel & Aluminum Co.
           Company Guar. Notes
           6.85% due 11/15/36........................   60,000    58,590
          United States Steel Corp.
           Senior Notes
           6.05% due 06/01/17........................   55,000    52,631
          United States Steel Corp.
           Senior Notes
           6.65% due 06/01/37........................   48,000    44,283
                                                                --------
                                                                 284,584
                                                                --------
        Telecom Services -- 0.1%
          Bellsouth Telecommunications, Inc.
           Debentures
           7.00% due 12/01/95........................  104,000   105,673
          Qwest Corp.
           Senior Notes
           7.50% due 10/01/14........................   65,000    67,600
                                                                --------
                                                                 173,273
                                                                --------


                                                   Principal  Value
                   Security Description             Amount   (Note 3)
          ----------------------------------------------------------
          Telephone-Integrated -- 0.5%
            AT&T Corp.
             Senior Notes
             7.30% due 11/15/11................... $ 63,000  $ 67,680
            BellSouth Corp.
             Senior Notes
             6.00% due 10/15/11...................  200,000   204,896
            Citizens Communications Co.
             Senior Notes
             7.13% due 03/15/19...................   25,000    24,625
            GTE Northwest, Inc.
             Debentures
             5.55% due 10/15/08...................   70,000    70,165
            Level 3 Financing, Inc.
             Company Guar. Notes
             9.25% due 11/01/14...................   20,000    19,700
            New England Telephone & Telegraph Co.
             Debentures
             7.88% due 11/15/29...................   80,000    88,890
            Sprint Capital Corp.
             Company Guar. Notes
             6.88% due 11/15/28...................  120,000   115,812
            Verizon New York, Inc.
             Debentures
             6.88% due 04/01/12...................  102,000   107,447
                                                             --------
                                                              699,215
                                                             --------
          Television -- 0.1%
            Paxson Communication Corp.
             Senior Notes
             11.61% due 01/15/13*(1)..............   55,000    56,100
            Young Broadcasting, Inc.
             Company Guar. Notes
             10.00% due 03/01/11..................   25,000    23,062
                                                             --------
                                                               79,162
                                                             --------
          Transport-Air Freight -- 0.3%
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class B
             7.63% due 01/02/15...................  366,911   421,948
                                                             --------
          Transport-Rail -- 0.2%
            BNSF Funding Trust I
             Company Guar. Bonds
             6.61% due 01/15/26(7)................  130,000   117,274
            CSX Corp.
             Senior Notes
             6.25% due 03/15/18...................   90,000    90,473
            Union Pacific Corp.
             Notes
             3.88% due 02/15/09...................   18,000    17,630
                                                             --------
                                                              225,377
                                                             --------
          Transport-Services -- 0.1%
            FedEx Corp.
             Company Guar. Notes
             5.50% due 08/15/09...................   55,000    55,615

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                 Principal   Value
                  Security Description            Amount    (Note 3)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Transport-Services (continued)
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13.................. $ 75,000  $    72,000
           Ryder System, Inc.
            Notes
            5.85% due 03/01/14..................   32,000       32,257
                                                           -----------
                                                               159,872
                                                           -----------
         Travel Service -- 0.0%
           Travelport LLC
            Company Guar. Notes
            10.25% due 09/01/14(1)..............   25,000       25,000
                                                           -----------
         Total Corporate Bonds & Notes
            (cost $17,436,446)..................            17,440,960
                                                           -----------
         FOREIGN CORPORATE BONDS & NOTES -- 3.8%
         Banks-Commercial -- 0.3%
           Banco Continental de Panama SA
            Notes
            6.63% due 12/01/10*.................   35,000       35,700
           Caisse Nationale des Caisses
            d'Epargne et de Prevoyance
            Notes
            4.93% due 12/30/09(1)(12)...........  109,000       87,472
           Credit Agricole SA
            Jr. Sub. Notes
            6.64% due 05/31/17*(1)(12)..........  111,000      103,557
           HSBC Holdings PLC
            Sub. Notes
            6.50% due 09/15/37..................  100,000      100,653
           Royal Bank of Scotland Group PLC
            Bonds
            6.99% due 10/29/17*(7)..............  100,000      101,871
           Societe Generale
            Sub. Notes
            5.92% due 04/05/07*(1)(12)..........   65,000       61,575
                                                           -----------
                                                               490,828
                                                           -----------
         Banks-Money Center -- 0.2%
           HBOS Capital Funding LP
            Bank Guar. Bonds
            6.85% due 03/23/09(12)..............  200,000      190,500
           Mizuho Financial Group Cayman, Ltd.
            Bank Guar. Bonds
            8.38% due 04/27/09(12)..............  145,000      151,029
           National Westminster Bank PLC
            Sub. Notes
            7.75% due 10/16/07(7)...............   55,000       55,104
                                                           -----------
                                                               396,633
                                                           -----------
         Broadcast Services/Program -- 0.1%
           Grupo Televisa SA
            Senior Notes
            6.63% due 03/18/25..................  139,000      141,258
                                                           -----------


                                                     Principal  Value
                    Security Description              Amount   (Note 3)
        ---------------------------------------------------------------
        Building Products-Cement -- 0.1%
          C8 Capital SPV, Ltd.
           Notes
           6.64% due 12/31/14*(7)................... $221,000  $214,803
                                                               --------
        Cellular Telecom -- 0.1%
          America Movil SA de CV
           Bonds
           6.38% due 03/01/35.......................  112,000   109,958
                                                               --------
        Cruise Lines -- 0.0%
          Royal Caribbean Cruises, Ltd.
           Senior Notes
           7.00% due 06/15/13.......................   70,000    69,611
                                                               --------
        Diversified Financial Services -- 0.1%
          CIT Group Funding Co. of Canada
           Company Guar. Notes
           5.20% due 06/01/15.......................  103,000    93,522
                                                               --------
        Diversified Manufacturing Operations -- 0.1%
          Tyco International Group SA
           Company Guar. Notes
           6.00% due 11/15/13.......................  120,000   121,130
                                                               --------
        Diversified Operations -- 0.1%
          Hutchison Whampoa Finance, Ltd.
           Company Guar. Notes
           7.50% due 08/01/27*......................  140,000   156,332
                                                               --------
        Electric-Integrated -- 0.1%
          Empresa Nacional de Electricidad SA
           Bonds
           7.33% due 02/01/37.......................   84,000    88,807
          Enel Finance International SA
           Company Guar. Notes
           6.25% due 09/15/17*......................   30,000    30,111
          Enel Finance International SA
           Company Guar. Notes
           6.80% due 09/15/37*......................  105,000   106,919
                                                               --------
                                                                225,837
                                                               --------
        Electronic Components-Misc. -- 0.0%
          NXP BV / NXP Funding LLC
           Company Guar. Notes
           9.50% due 10/15/15.......................   10,000     9,325
                                                               --------
        Finance-Other Services -- 0.0%
          Lukoil International Finance BV
           Company Guar. Notes
           6.36% due 06/07/17*......................   72,000    69,120
                                                               --------
        Food-Retail -- 0.1%
          Delhaize Group
           Notes
           6.50% due 06/15/17*......................   90,000    90,768
                                                               --------
        Gas-Distribution -- 0.1%
          Nakilat, Inc.
           Sec. Notes
           6.07% due 12/31/33*......................   85,000    82,014
                                                               --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                      Principal  Value
                    Security Description               Amount   (Note 3)
       -----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Insurance-Multi-line -- 0.3%
         Aegon NV
          Sub. Bonds
          5.86% due 07/15/14(1)(12).................. $156,000  $121,680
         AXA SA
          Sub. Notes
          6.38% due 12/14/36*(7).....................   85,000    76,639
         ING Groep NV
          Bonds
          5.78% due 12/08/15(7)......................  225,000   212,589
                                                                --------
                                                                 410,908
                                                                --------
       Investment Companies -- 0.1%
         Canadian Oil Sands, Ltd.
          Notes
          5.80% due 08/15/13*........................  124,000   122,905
                                                                --------
       Medical-Drugs -- 0.1%
         Angiotech Pharmaceuticals, Inc.
          Company Guar. Notes
          7.75% due 04/01/14.........................   55,000    50,325
         Angiotech Pharmaceuticals, Inc.
          Company Guar. Notes
          9.11% due 12/01/13(1)......................   15,000    15,375
         AstraZeneca PLC
          Notes
          6.45% due 09/15/37.........................   99,000   102,650
         Elan Finance PLC
          Company Guar. Bonds
          7.75% due 11/15/11.........................   70,000    68,600
                                                                --------
                                                                 236,950
                                                                --------
       Metal-Aluminum -- 0.0%
         Alcan, Inc.
          Notes
          6.13% due 12/15/33.........................   75,000    72,020
                                                                --------
       Metal-Diversified -- 0.0%
         Inco, Ltd.
          Bonds
          7.20% due 09/15/32.........................   71,000    73,861
                                                                --------
       Multimedia -- 0.1%
         The Thomson Corp.
          Notes
          5.70% due 10/01/14.........................   90,000    89,239
                                                                --------
       Oil Companies-Exploration & Production -- 0.1%
         Nexen, Inc.
          Bonds
          6.40% due 05/15/37.........................  100,000    97,175
                                                                --------
       Paper & Related Products -- 0.0%
         Abitibi-Consolidated, Inc.
          Notes
          8.55% due 08/01/10.........................   45,000    37,125
                                                                --------
       Pipelines -- 0.2%
         Enbridge, Inc.
          Bonds
          5.80% due 06/15/14.........................  183,000   182,390


                                                     Principal  Value
                    Security Description              Amount   (Note 3)
        ---------------------------------------------------------------
        Pipelines (continued)
          Kinder Morgan Finance Co. ULC
           Company Guar. Notes
           5.70% due 01/05/16....................... $105,000  $ 95,439
                                                               --------
                                                                277,829
                                                               --------
        Real Estate Operations & Development -- 0.1%
          Brascan Corp.
           Notes
           8.13% due 12/15/08.......................  157,000   163,018
                                                               --------
        Satellite Telecom -- 0.1%
          Intelsat Bermuda, Ltd.
           Company Guar. Notes
           8.89% due 01/15/15(1)....................   65,000    65,650
          Intelsat Intermediate Holding Co., Ltd.
           Senior Notes
           9.25% due 02/01/15(2)....................   25,000    20,562
          Intelsat, Ltd.
           Senior Notes
           6.50% due 11/01/13.......................   40,000    30,400
                                                               --------
                                                                116,612
                                                               --------
        Special Purpose Entities -- 0.6%
          Aries Vermoegensverwaltungs GmbH
           Bonds
           9.60% due 10/25/14*......................  250,000   313,125
          Hybrid Capital Funding I LP
           Sub. Notes
           8.00% due 06/30/11(12)...................  286,000   264,431
          Rio Tinto Finance USA, Ltd.
           Notes
           2.63% due 09/30/08.......................   55,000    53,856
          SMFG Preferred Capital, Ltd.
           Sub. Bonds
           6.08% due 01/25/17*(1)(12)...............  121,000   111,887
          SovRisc BV
           Notes
           4.63% due 10/31/08*......................  133,000   133,117
                                                               --------
                                                                876,416
                                                               --------
        Telecom Services -- 0.2%
          Telenet Group Holdings NV
           Notes
           11.50% due 06/15/14*(2)..................   26,000    25,740
          TELUS Corp.
           Notes
           8.00% due 06/01/11.......................  238,000   257,568
                                                               --------
                                                                283,308
                                                               --------
        Telephone-Integrated -- 0.3%
          British Telecommunications PLC
           Bonds
           8.63% due 12/15/30.......................  140,000   185,388
          Telecom Italia Capital SA
           Company Guar. Bonds
           5.25% due 10/01/15.......................   55,000    52,213

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                 Principal   Value
                   Security Description           Amount    (Note 3)
           ----------------------------------------------------------
           FOREIGN CORPORATE BONDS & NOTES (continued)
           Telephone-Integrated (continued)
             Telecom Italia Capital SA
              Company Guar. Bonds
              6.20% due 07/18/11................ $115,000  $  117,840
             Telefonica Emisiones SAU
              Company Guar. Notes
              6.22% due 07/03/17................   82,000      82,838
                                                           ----------
                                                              438,279
                                                           ----------
           Transport-Marine -- 0.1%
             DP World, Ltd.
              Bonds
              6.85% due 07/02/37*...............  121,000     120,180
                                                           ----------
           Transport-Rail -- 0.1%
             Canadian National Railway Co.
              Notes
              6.38% due 10/15/11................  130,000     134,931
             Canadian National Railway Co.
              Debentures
              6.38% due 11/15/37................   64,000      64,769
                                                           ----------
                                                              199,700
                                                           ----------
           Total Foreign Corporate Bonds & Notes
              (cost $6,076,373).................            5,886,664
                                                           ----------
           FOREIGN GOVERNMENT AGENCIES -- 1.9%
           Sovereign -- 1.9%
             Federal Republic of Brazil
              Notes
              8.00% due 01/15/18................  200,000     223,200
             Federal Republic of Brazil
              Bonds
              10.50% due 07/14/14...............  205,000     259,325
             Republic of Argentina
              Bonds
              5.39% due 08/03/12(1).............  230,000     130,410
             Republic of Argentina
              Notes
              8.28% due 12/31/33................  371,506     337,142
             Republic of Turkey
              Notes
              9.00% due 06/30/11................  190,000     208,525
             Republic of Turkey
              Senior Notes
              11.88% due 01/15/30...............  380,000     589,950
             Republic of Venezuela
              Notes
              8.50% due 10/08/14................  100,000     100,250
             Republic of Venezuela
              Bonds
              9.25% due 09/15/27................  500,000     517,500
             Russian Federation
              Bonds
              7.50% due 03/31/30(2).............  348,250     392,791
             Russian Federation
              Bonds
              7.50% due 03/31/30*(2)............  124,375     138,989
                                                           ----------
           Total Foreign Government Agencies
              (cost $2,724,975).................            2,898,082
                                                           ----------


                                                Principal     Value
                 Security Description            Amount      (Note 3)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 8.1%
        Federal Home Loan Mtg. Corp. -- 5.0%
          5.00% due 05/01/34................... $  823,349 $    787,450
          5.00% due 06/01/34...................  1,459,563    1,395,926
          5.00% due 11/01/35...................    984,967      941,104
          5.00% due 11/01/36...................     33,426       31,894
          5.50% due 07/01/34...................    520,091      510,324
          5.70% due 08/01/36(1)................  1,303,423    1,306,655
          5.80% due 01/01/37(1)................    247,410      249,172
          5.81% due 01/01/37(1)................    443,472      443,768
          5.98% due 10/01/36(1)................    613,244      613,871
          6.00% due 12/01/33...................     94,754       95,287
          6.00% due October TBA................    625,000      625,586
          6.50% due 03/01/36...................    283,914      289,061
          6.50% due 05/01/36...................      8,997        9,160
          7.00% due 04/01/32...................    156,723      162,478
        Federal Home Loan Mtg. Corp.
         REMIC
         Series 3349, Class HB
         5.50% due 06/15/31(3).................    232,000      231,361
                                                           ------------
                                                              7,693,097
                                                           ------------
        Federal National Mtg. Assoc. -- 2.5%
          5.00% due 08/01/18...................    164,618      161,816
          5.00% due October TBA................    130,000      123,988
          5.50% due 12/01/33...................    937,494      920,886
          5.50% due 02/01/36(1)................    315,953      317,350
          5.50% due 11/01/36...................    493,170      483,144
          6.00% due 06/01/17...................    260,133      264,158
          6.00% due 12/01/33...................     86,848       87,287
          6.00% due 11/01/36...................    980,342      973,867
          6.50% due 09/01/10...................     65,895       67,071
          6.50% due 09/01/32...................    276,011      282,680
          6.50% due 07/01/36...................    118,385      120,558
                                                           ------------
                                                              3,802,805
                                                           ------------
        Government National Mtg. Assoc. -- 0.6%
          5.50% due 05/15/33...................    460,176      454,399
          5.50% due 12/15/33...................    339,661      335,397
          7.50% due 01/15/32...................    128,645      134,965
                                                           ------------
                                                                924,761
                                                           ------------
        Total U.S. Government Agencies
           (cost $12,543,955)..................              12,420,663
                                                           ------------
        Total Long-Term Investment Securities
           (cost $136,198,858).................             149,194,938
                                                           ------------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                     Principal     Value
                Security Description                  Amount      (Note 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 3.3%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 2.50%, dated 09/28/07,
      to be repurchased 10/01/07 in the amount
      of $1,394,290 and collateralized by
      $1,455,000 of Federal National Mtg. Assoc.
      Bonds, bearing interest at 5.20%, due
      03/05/19 and having an approximate value
      of $1,423,685................................ $1,394,000  $  1,394,000
     State Street Bank & Trust Co.
      Joint Repurchase Agreement (11)..............  3,623,000     3,623,000
                                                                ------------
   Total Repurchase Agreements
      (cost $5,017,000)............................                5,017,000
                                                                ------------
   TOTAL INVESTMENTS
      (cost $141,215,858)(13)......................      100.5%  154,211,938
   Liabilities in excess of other assets...........       (0.5)     (698,883)
                                                    ----------  ------------
   NET ASSETS                                            100.0% $153,513,055
                                                    ==========  ============
   Bonds & Notes Sold Short -- (0.4%)
   U.S. Government Agencies -- (0.4%)
     Federal Home Loan Mtg. Corp.
      5.00% due October TBA
      (Proceeds $603,503).......................... $ (626,000) $   (597,047)
                                                    ==========  ============

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $6,896,675 representing 4.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.
(2) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3)  Collateralized Mortgage Obligation
(4) Variable Rate Security -- the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.
(5)  Commercial Mortgage Backed Security
(6)  Fair valued security; see Note 3
(7) Variable Rate Security -- the rate reflected is as of September 30, 2007, maturity date reflects next reset date.
(8)  Illiquid security
(9) To the extent permitted by the Statement of Additional Information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2007, the Balanced Assets Fund held the following restricted securities:

                                                           Market
                                                            Value
                  Acquisition Principal Acquisition Market Per Par    % of
  Name               Date      Amount      Cost     Value  Amount  Net Assets
  ----            ----------- --------- ----------- ------ ------- ----------
  Southern Energy
   7.90% due
   07/15/09...... 01/10/2006   150,000      $0        $0     $0       0.00%

(10) Company has filed Chapter 11 bankruptcy protection.
(11) See Note 3 for details of Joint Repurchase Agreement.
(12) Perpetual maturity -- maturity date reflects the next call date.
(13) See Note 7 for cost of investments on a tax basis.
ADR -- AmericanDepository Receipt
TBA -- Securitiespurchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

Banks-Commercial................................................................   7.1%
Insurance-Multi-line............................................................   5.5
Medical-Drugs...................................................................   4.4
Oil-Field Services..............................................................   4.1
Steel-Producers.................................................................   3.6
Auto-Cars/Light Trucks..........................................................   3.5
Medical Products................................................................   3.2
Soap & Cleaning Preparation.....................................................   3.0
Electronic Components-Misc......................................................   2.9
Food-Misc.......................................................................   2.7
Cellular Telecom................................................................   2.4
Chemicals-Diversified...........................................................   2.4
Electric-Integrated.............................................................   2.4
Tobacco.........................................................................   2.4
Building-Heavy Construction.....................................................   2.3
Coal............................................................................   2.3
Index Fund-Mid Cap..............................................................   2.3
Repurchase Agreement............................................................   2.3
Telephone-Integrated............................................................   2.1
Diversified Minerals............................................................   1.9
Oil Companies-Integrated........................................................   1.8
Hotels/Motels...................................................................   1.7
Enterprise Software/Service.....................................................   1.6
Building & Construction-Misc....................................................   1.5
Circuit Boards..................................................................   1.5
Diversified Manufacturing Operations............................................   1.5
Machinery-Construction & Mining.................................................   1.5
Chemicals-Other.................................................................   1.4
Satellite Telecom...............................................................   1.4
Machinery-General Industrial....................................................   1.3
Metal-Diversified...............................................................   1.3
Miscellaneous Manufacturing.....................................................   1.3
Diversified Financial Services..................................................   1.2
Import/Export...................................................................   1.1
Medical-Generic Drugs...........................................................   1.1
Rubber-Tires....................................................................   1.1
E-Commerce/Products.............................................................   1.0
Food-Retail.....................................................................   1.0
Gas-Distribution................................................................   1.0
Insurance-Life/Health...........................................................   1.0
Insurance-Property/Casualty.....................................................   1.0
Toys............................................................................   1.0
Agricultural Chemicals..........................................................   0.9
Auto/Truck Parts & Equipment-Original...........................................   0.9
Building-Residential/Commercial.................................................   0.9
Electric Products-Misc..........................................................   0.9
Water...........................................................................   0.9
Engineering/R&D Services........................................................   0.8
Office Automation & Equipment...................................................   0.8
Cable TV........................................................................   0.7
Real Estate Operations & Development............................................   0.7
Machine Tools & Related Products................................................   0.6
Transport-Marine................................................................   0.6
Building Products-Cement........................................................   0.4
Lighting Products & Systems.....................................................   0.3
                                                                                 -----
                                                                                 100.5%
                                                                                 =====

--------
* Calculated as a percentage of net assets
Country Allocation*

Japan...........................................................................  16.1%
Germany.........................................................................  14.0
France..........................................................................  11.0
United Kingdom..................................................................   9.9
Australia.......................................................................   5.6
Switzerland.....................................................................   5.3
Italy...........................................................................   4.4
Norway..........................................................................   4.4
South Korea.....................................................................   3.6
Greece..........................................................................   2.5
Cayman Islands..................................................................   2.3
China...........................................................................   2.3
Mexico..........................................................................   2.3
United States...................................................................   2.3
Brazil..........................................................................   1.7
South Africa....................................................................   1.7
Belgium.........................................................................   1.6
Russia..........................................................................   1.6
Singapore.......................................................................   1.3
Taiwan..........................................................................   1.2
Israel..........................................................................   1.1
Hong Kong.......................................................................   1.0
Egypt...........................................................................   0.9
Malaysia........................................................................   0.9
Sweden..........................................................................   0.8
New Zealand.....................................................................   0.5
Bermuda.........................................................................   0.2
                                                                                 -----
                                                                                 100.5%
                                                                                 =====

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007



                                                                  Value
                   Security Description                 Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK -- 93.6%
     Australia -- 5.6%
       BHP Billiton, Ltd...............................  39,300 $ 1,553,586
       Boart Longyear Group+........................... 472,100     997,025
       CSL, Ltd........................................  22,000   2,094,678
       QBE Insurance Group, Ltd........................  45,200   1,355,658
       Woolworths, Ltd.................................  47,680   1,256,996
                                                                -----------
                                                                  7,257,943
                                                                -----------
     Belgium -- 1.6%
       KBC Groep NV....................................  15,300   2,104,907
                                                                -----------
     Bermuda -- 0.2%
       Peace Mark Holdings, Ltd........................ 164,000     244,718
                                                                -----------
     Brazil -- 1.0%
       B2W Companhia Global do Varejo..................  28,000   1,321,331
                                                                -----------
     Cayman Islands -- 2.3%
       Hengan International Group Co., Ltd............. 184,000     694,688
       Kingboard Chemical Holdings, Ltd................ 291,000   1,849,200
       Neo-Neon Holdings, Ltd.......................... 328,000     430,366
                                                                -----------
                                                                  2,974,254
                                                                -----------
     China -- 2.3%
       China Coal Energy Co............................ 996,400   2,960,803
                                                                -----------
     Egypt -- 0.9%
       Orascom Construction Industries.................   6,700   1,133,975
                                                                -----------
     France -- 8.7%
       Accor SA........................................  24,500   2,175,101
       AXA SA..........................................  44,894   2,008,840
       Compagnie Generale des Etablissements Michelin,
        Class B........................................  11,200   1,505,712
       Electricite de France...........................  13,200   1,395,691
       Renault SA......................................  14,900   2,159,085
       Vinci SA........................................  27,100   2,117,263
                                                                -----------
                                                                 11,361,692
                                                                -----------
     Germany -- 12.4%
       Allianz SE......................................  15,000   3,504,628
       Bayer AG........................................  30,900   2,459,532
       E.ON AG.........................................   4,500     831,999
       GEA Group AG+...................................  40,100   1,410,645
       MAN AG..........................................  11,700   1,702,563
       Merck KGaA......................................  18,776   2,265,049
       SAP AG..........................................  34,600   2,025,319
       Siemens AG......................................  14,400   1,979,857
                                                                -----------
                                                                 16,179,592
                                                                -----------
     Greece -- 2.5%
       Hellenic Telecommunications Organization SA.....  26,200     971,357
       National Bank of Greece SA......................  36,500   2,326,508
                                                                -----------
                                                                  3,297,865
                                                                -----------
     Hong Kong -- 1.0%
       Hong Kong & China Gas Co., Ltd.................. 533,500   1,244,903
       Peregrine Investments Holdings, Ltd.+(1)(2).....  91,000           0
                                                                -----------
                                                                  1,244,903
                                                                -----------
     Israel -- 1.1%
       Teva Pharmaceutical Industries, Ltd. ADR........  31,500   1,400,805
                                                                -----------


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          Italy -- 4.4%
            Saipem SpA............................  83,400 $ 3,558,212
            UniCredito Italiano SpA............... 262,500   2,245,871
                                                           -----------
                                                             5,804,083
                                                           -----------
          Japan -- 16.1%
            Canon, Inc............................  18,300     998,921
            Daiichi Sankyo Co., Ltd...............  49,300   1,480,738
            FANUC, Ltd............................  21,900   2,232,612
            Ibiden Co., Ltd.......................  22,700   1,911,017
            Japan Tobacco, Inc....................     560   3,076,307
            JFE Holdings, Inc.....................  22,700   1,608,654
            Komatsu, Ltd..........................  58,500   1,965,873
            Mitsui & Co., Ltd.....................  57,000   1,384,495
            Mori Seiki Co., Ltd...................  29,000     749,837
            Nintendo Co., Ltd.....................   2,500   1,301,528
            Sumitomo Mitsui Financial Group, Inc..     115     896,052
            Tokyo Electric Power Co., Inc.........  38,600     974,535
            Toyota Motor Corp.....................  40,600   2,396,448
                                                           -----------
                                                            20,977,017
                                                           -----------
          Malaysia -- 0.9%
            UMW Holdings Bhd...................... 291,800   1,207,448
                                                           -----------
          Mexico -- 2.3%
            Axtel SAB de CV+...................... 249,400   1,909,709
            Desarrolladora Homex SAB de CV ADR+...  20,900   1,159,950
                                                           -----------
                                                             3,069,659
                                                           -----------
          New Zealand -- 0.5%
            Nufarm, Ltd...........................  59,500     708,012
                                                           -----------
          Norway -- 4.4%
            DNB NOR ASA...........................  97,700   1,498,686
            Norsk Hydro ASA.......................  54,400   2,366,205
            Petroleum Geo-Services ASA............  65,400   1,886,334
                                                           -----------
                                                             5,751,225
                                                           -----------
          Russia -- 1.6%
            Mechel ADR............................  41,100   2,096,100
                                                           -----------
          Singapore -- 1.3%
            CapitaLand, Ltd....................... 172,000     943,655
            Cosco Corp. Singapore, Ltd............ 192,700     771,838
                                                           -----------
                                                             1,715,493
                                                           -----------
          South Africa -- 1.7%
            Murray & Roberts Holdings, Ltd........  62,400     813,909
            Pretoria Portland Cement Co., Ltd.....  68,653     476,335
            Tiger Brands, Ltd.....................  36,500     963,454
                                                           -----------
                                                             2,253,698
                                                           -----------
          South Korea -- 3.6%
            Daelim Industrial Co..................   4,800     888,986
            Hyundai Steel Co......................  12,100   1,020,673
            LG Electronics, Inc...................  12,700   1,186,462
            Shinhan Financial Group Co., Ltd......  24,400   1,594,318
                                                           -----------
                                                             4,690,439
                                                           -----------
          Sweden -- 0.8%
            Boliden AB............................  46,200     983,993
                                                           -----------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                            Value
                   Security Description          Shares    (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Switzerland -- 5.3%
             Nestle SA..........................   5,800 $  2,605,454
             Nobel Biocare Holding AG...........   5,200    1,408,031
             Syngenta AG........................   5,700    1,228,860
             Zurich Financial Services AG.......   5,800    1,739,875
                                                         ------------
                                                            6,982,220
                                                         ------------
           Taiwan -- 1.2%
             AU Optronics Corp. ADR.............  94,035    1,591,072
                                                         ------------
           United Kingdom -- 9.9%
             Friends Provident PLC.............. 379,000    1,333,745
             Inmarsat PLC....................... 197,740    1,839,808
             Pennon Group PLC...................  95,300    1,183,551
             Reckitt Benckiser PLC..............  30,700    1,803,965
             Rio Tinto PLC......................   7,300      631,485
             Royal Bank of Scotland Group PLC...  19,300      207,311
             Smith & Nephew PLC................. 156,700    1,915,632
             Vodafone Group PLC................. 859,800    3,104,898
             Xstrata PLC........................  13,900      922,573
                                                         ------------
                                                           12,942,968
                                                         ------------
           United States -- 0.0%
             SoftBrands, Inc.+..................      40           76
                                                         ------------
           Total Common Stock
              (cost $99,075,707)................          122,256,291
                                                         ------------
           PREFERRED STOCK -- 2.3%
           Brazil -- 0.7%
             NET Servicos de Comunicacao SA.....  53,700      880,645
                                                         ------------
           Germany -- 1.6%
             Henkel KGaA........................  42,300    2,176,865
                                                         ------------
           Total Preferred Stock
              (cost $2,957,460).................            3,057,510
                                                         ------------
           EXCHANGE TRADED FUNDS -- 2.3%
           France -- 2.3%
             streetTRACKS MSCI Europe+
              (cost $2,979,649).................  14,500    3,004,055
                                                         ------------
           Total Long-Term Investment Securities
              (cost $105,012,816)...............          128,317,856
                                                         ------------


                                                     Principal     Value
                Security Description                  Amount      (Note 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 2.3%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 2.50%, dated 09/28/07,
      to be repurchased 10/01/07 in the amount
      of $2,952,615 and collateralized by Federal
      Home Loan Mtg. Notes, bearing interest at
      5.20% due 03/15/19 and having an
      approximate value of $3,013,712
      (cost $2,952,000)............................ $2,952,000  $  2,952,000
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $107,964,816)(3).......................      100.5%  131,269,856
   Liabilities in excess of other assets...........       (0.5)     (673,767)
                                                    ----------  ------------
   NET ASSETS --                                         100.0% $130,596,089
                                                    ==========  ============

--------
+    Non-income producing security
(1)  Fair valued security. See Note 3
(2)  Illiquid security
(3)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

 Oil Companies-Integrated..............................................  13.7%
 Finance-Investment Banker/Broker......................................  12.1
 Banks-Super Regional..................................................   8.1
 Telephone-Integrated..................................................   6.5
 Electric-Integrated...................................................   5.9
 Repurchase Agreement..................................................   5.8
 Diversified Manufacturing Operations..................................   3.9
 Medical-Drugs.........................................................   3.9
 Finance-Credit Card...................................................   2.8
 Medical Products......................................................   2.6
 Banks-Fiduciary.......................................................   2.3
 Aerospace/Defense-Equipment...........................................   2.2
 Cosmetics & Toiletries................................................   2.1
 Food-Misc.............................................................   2.0
 Insurance-Multi-line..................................................   2.0
 Electric Products-Misc................................................   1.9
 Insurance-Property/Casualty...........................................   1.9
 Finance-Mortgage Loan/Banker..........................................   1.8
 Cable TV..............................................................   1.7
 Aerospace/Defense.....................................................   1.6
 Non-Hazardous Waste Disposal..........................................   1.6
 Brewery...............................................................   1.5
 Multimedia............................................................   1.5
 Retail-Apparel/Shoe...................................................   1.5
 Retail-Drug Store.....................................................   1.5
 Tobacco...............................................................   1.5
 Retail-Regional Department Stores.....................................   1.4
 Electronic Components-Semiconductors..................................   1.2
 Computers.............................................................   1.1
 Paper & Related Products..............................................   1.1
 Applications Software.................................................   1.0
 Metal-Aluminum........................................................   0.9
                                                                        -----
                                                                        100.6%
                                                                        =====

--------
* Calculated as a percentage of net assets

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007



                                                               Value
                    Security Description             Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 94.8%
        Aerospace/Defense -- 1.6%
          General Dynamics Corp.....................  41,900 $ 3,539,293
                                                             -----------
        Aerospace/Defense-Equipment -- 2.2%
          United Technologies Corp..................  62,800   5,054,144
                                                             -----------
        Applications Software -- 1.0%
          Microsoft Corp............................  75,200   2,215,392
                                                             -----------
        Banks-Fiduciary -- 2.3%
          The Bank of New York Mellon Corp.......... 120,283   5,309,292
                                                             -----------
        Banks-Super Regional -- 8.1%
          Bank of America Corp...................... 186,400   9,370,328
          Wachovia Corp.............................  91,300   4,578,695
          Wells Fargo & Co.......................... 125,000   4,452,500
                                                             -----------
                                                              18,401,523
                                                             -----------
        Brewery -- 1.5%
          Anheuser-Busch Cos., Inc..................  69,500   3,474,305
                                                             -----------
        Cable TV -- 1.7%
          Comcast Corp., Class A+................... 163,100   3,943,758
                                                             -----------
        Computers -- 1.1%
          International Business Machines Corp......  21,500   2,532,700
                                                             -----------
        Cosmetics & Toiletries -- 2.1%
          Procter & Gamble Co.......................  65,900   4,635,406
                                                             -----------
        Diversified Manufacturing Operations -- 3.9%
          General Electric Co....................... 212,000   8,776,800
                                                             -----------
        Electric Products-Misc. -- 1.9%
          Emerson Electric Co.......................  81,200   4,321,464
                                                             -----------
        Electric-Integrated -- 5.9%
          Duke Energy Corp.......................... 182,300   3,407,187
          FPL Group, Inc............................  55,600   3,384,928
          Southern Co...............................  90,900   3,297,852
          Xcel Energy, Inc.......................... 155,100   3,340,854
                                                             -----------
                                                              13,430,821
                                                             -----------
        Electronic Components-Semiconductors -- 1.2%
          Intel Corp................................ 106,500   2,754,090
                                                             -----------
        Finance-Credit Card -- 2.8%
          American Express Co....................... 105,300   6,251,661
                                                             -----------
        Finance-Investment Banker/Broker -- 12.1%
          Citigroup, Inc............................ 178,100   8,311,927
          JPMorgan Chase & Co....................... 136,100   6,236,102
          Merrill Lynch & Co., Inc..................  74,700   5,324,616
          Morgan Stanley............................  69,400   4,372,200
          TD Ameritrade Holding Corp.+.............. 173,900   3,168,458
                                                             -----------
                                                              27,413,303
                                                             -----------
        Finance-Mortgage Loan/Banker -- 1.8%
          Fannie Mae................................  65,800   4,001,298
                                                             -----------
        Food-Misc. -- 2.0%
          Kraft Foods, Inc., Class A................ 134,257   4,633,209
                                                             -----------
        Insurance-Multi-line -- 2.0%
          MetLife, Inc..............................  65,400   4,560,342
                                                             -----------
        Insurance-Property/Casualty -- 1.9%
          Chubb Corp................................  81,400   4,366,296
                                                             -----------

                                                  Shares/
                                                 Principal      Value
                Security Description              Amount       (Note 3)
      --------------------------------------------------------------------
      Medical Products -- 2.6%
        Johnson & Johnson......................      91,000  $  5,978,700
                                                             ------------
      Medical-Drugs -- 3.9%
        Merck & Co., Inc.......................      63,600     3,287,484
        Pfizer, Inc............................     230,200     5,623,786
                                                             ------------
                                                                8,911,270
                                                             ------------
      Metal-Aluminum -- 0.9%
        Alcoa, Inc.............................      50,500     1,975,560
                                                             ------------
      Multimedia -- 1.5%
        News Corp., Class A....................     152,900     3,362,271
                                                             ------------
      Non-Hazardous Waste Disposal -- 1.6%
        Waste Management, Inc..................      96,600     3,645,684
                                                             ------------
      Oil Companies-Integrated -- 13.7%
        Chevron Corp...........................     102,800     9,620,024
        ConocoPhillips.........................      78,300     6,872,391
        Exxon Mobil Corp.......................      99,000     9,163,440
        Marathon Oil Corp......................      94,400     5,382,688
                                                             ------------
                                                               31,038,543
                                                             ------------
      Paper & Related Products -- 1.1%
        International Paper Co.................      67,900     2,435,573
                                                             ------------
      Retail-Apparel/Shoe -- 1.5%
        American Eagle Outfitters, Inc.........     131,400     3,457,134
                                                             ------------
      Retail-Drug Store -- 1.5%
        CVS Caremark Corp......................      85,800     3,400,254
                                                             ------------
      Retail-Regional Department Stores -- 1.4%
        Kohl's Corp.+..........................      55,700     3,193,281
                                                             ------------
      Telephone-Integrated -- 6.5%
        AT&T, Inc..............................     190,750     8,070,632
        Verizon Communications, Inc............     151,000     6,686,280
                                                             ------------
                                                               14,756,912
                                                             ------------
      Tobacco -- 1.5%
        Altria Group, Inc......................      48,000     3,337,440
                                                             ------------
      Total Long-Term Investment Securities
         (cost $193,672,220)...................               215,107,719
                                                             ------------
      REPURCHASE AGREEMENT -- 5.8%
        State Street Bank & Trust Co.
         Joint Repurchase Agreement(1)
         (cost $13,190,000).................... $13,190,000    13,190,000
                                                             ------------
      TOTAL INVESTMENTS --
         (cost $206,862,220)(2)................       100.6%  228,297,719
      Liabilities in excess of other assets....        (0.6)   (1,405,700)
                                                -----------  ------------
      NET ASSETS --                                   100.0% $226,892,019
                                                ===========  ============

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Disciplined Growth Fund@
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

 Electronic Components-Semiconductors..................................   8.0%
 Medical-Biomedical/Gene...............................................   7.4
 Aerospace/Defense-Equipment...........................................   6.1
 Computers.............................................................   5.7
 Casino Hotels.........................................................   4.7
 Food-Misc.............................................................   3.8
 Metal Processors & Fabrication........................................   3.7
 Aerospace/Defense.....................................................   3.1
 Data Processing/Management............................................   3.1
 Medical-Drugs.........................................................   2.8
 Transport-Marine......................................................   2.8
 X-Ray Equipment.......................................................   2.7
 Internet Security.....................................................   2.6
 Engineering/R&D Services..............................................   2.5
 Electronic Measurement Instruments....................................   2.4
 Energy-Alternate Sources..............................................   2.4
 Oil Field Machinery & Equipment.......................................   2.3
 Beverages-Non-alcoholic...............................................   2.1
 Oil-Field Services....................................................   2.1
 Cosmetics & Toiletries................................................   2.0
 Oil Companies-Integrated..............................................   2.0
 Banks-Super Regional..................................................   1.8
 Diversified Manufacturing Operations..................................   1.7
 Tobacco...............................................................   1.6
 Retail-Regional Department Stores.....................................   1.5
 Diversified Minerals..................................................   1.3
 Metal-Diversified.....................................................   1.3
 Diagnostic Kits.......................................................   1.2
 Insurance-Multi-line..................................................   1.2
 Metal-Copper..........................................................   1.1
 Networking Products...................................................   1.0
 Telephone-Integrated..................................................   1.0
 Web Portals/ISP.......................................................   1.0
 Advanced Materials....................................................   0.9
 Computers-Integrated Systems..........................................   0.9
 Finance-Other Services................................................   0.9
 Multimedia............................................................   0.9
 Oil Refining & Marketing..............................................   0.9
 Optical Supplies......................................................   0.9
 Real Estate Investment Trusts.........................................   0.9
 Repurchase Agreement..................................................   0.9
 Finance-Investment Banker/Broker......................................   0.8
 Finance-Mortgage Loan/Banker..........................................   0.8
 Specified Purpose Acquisitions........................................   0.7
 Web Hosting/Design....................................................   0.5
 Cable TV..............................................................   0.4
 Retail-Apparel/Shoe...................................................   0.3
 Software Tools........................................................   0.1
                                                                        -----
                                                                        100.8%
                                                                        =====

--------
* Calculated as a percentage of net assets
@  See Note 1

        SunAmerica Disciplined Growth Fund@
        PORTFOLIO OF INVESTMENTS -- September 30, 2007



                                                               Value
                    Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 100.0%
        Advanced Materials -- 0.9%
          Hexcel Corp.+.............................  24,000 $  545,040
                                                             ----------
        Aerospace/Defense -- 3.1%
          Raytheon Co...............................  19,800  1,263,636
          Rockwell Collins, Inc.....................   8,600    628,144
                                                             ----------
                                                              1,891,780
                                                             ----------
        Aerospace/Defense-Equipment -- 6.1%
          Alliant Techsystems, Inc.+................  20,600  2,251,580
          BE Aerospace, Inc.+.......................  18,000    747,540
          Triumph Group, Inc........................   8,100    661,851
                                                             ----------
                                                              3,660,971
                                                             ----------
        Banks-Super Regional -- 1.8%
          Bank of America Corp......................  22,000  1,105,940
                                                             ----------
        Beverages-Non-alcoholic -- 2.1%
          PepsiCo, Inc..............................  17,000  1,245,420
                                                             ----------
        Cable TV -- 0.4%
          Comcast Corp., Class A+...................  10,700    258,726
                                                             ----------
        Casino Hotels -- 4.7%
          Las Vegas Sands Corp.+....................  11,200  1,494,304
          MGM Mirage, Inc.+.........................  10,000    894,400
          Wynn Resorts, Ltd.........................   2,900    456,924
                                                             ----------
                                                              2,845,628
                                                             ----------
        Computers -- 5.7%
          Apple, Inc.+..............................   9,300  1,427,922
          Hewlett-Packard Co........................  25,000  1,244,750
          International Business Machines Corp......   6,300    742,140
                                                             ----------
                                                              3,414,812
                                                             ----------
        Computers-Integrated Systems -- 0.9%
          Riverbed Technology, Inc.+................  13,000    525,070
                                                             ----------
        Cosmetics & Toiletries -- 2.0%
          Procter & Gamble Co.......................  16,800  1,181,712
                                                             ----------
        Data Processing/Management -- 3.1%
          NAVTEQ Corp.+.............................  24,000  1,871,280
                                                             ----------
        Diagnostic Kits -- 1.2%
          Inverness Medical Innovations, Inc.+......  13,000    719,160
                                                             ----------
        Diversified Manufacturing Operations -- 1.7%
          Roper Industries, Inc.....................  15,500  1,015,250
                                                             ----------
        Diversified Minerals -- 1.3%
          Cia Vale do Rio Doce ADR..................  24,000    814,320
                                                             ----------
        Electronic Components-Semiconductors -- 8.0%
          Advanced Analogic Technologies, Inc.+..... 146,500  1,558,760
          Intel Corp................................  28,000    724,080
          Microsemi Corp.+..........................  24,000    669,120
          ON Semiconductor Corp.+...................  98,000  1,230,880
          SiRF Technology Holdings, Inc.+...........  30,000    640,500
                                                             ----------
                                                              4,823,340
                                                             ----------
        Electronic Measurement Instruments -- 2.4%
          Garmin, Ltd...............................  12,100  1,444,740
                                                             ----------


                                                             Value
                     Security Description           Shares  (Note 3)
           ----------------------------------------------------------
           Energy-Alternate Sources -- 2.4%
             Sunpower Corp., Class A+.............. 17,400 $1,441,068
                                                           ----------
           Engineering/R&D Services -- 2.5%
             ABB, Ltd. ADR......................... 28,500    747,555
             Fluor Corp............................  5,200    748,696
                                                           ----------
                                                            1,496,251
                                                           ----------
           Finance-Investment Banker/Broker -- 0.8%
             Merrill Lynch & Co., Inc..............  6,900    491,832
                                                           ----------
           Finance-Mortgage Loan/Banker -- 0.8%
             Fannie Mae............................  8,300    504,723
                                                           ----------
           Finance-Other Services -- 0.9%
             NYMEX Holdings, Inc...................  4,400    572,792
                                                           ----------
           Food-Misc. -- 3.8%
             Kellogg Co............................ 19,900  1,114,400
             Kraft Foods, Inc., Class A............ 34,000  1,173,340
                                                           ----------
                                                            2,287,740
                                                           ----------
           Insurance-Multi-line -- 1.2%
             MetLife, Inc.......................... 10,000    697,300
                                                           ----------
           Internet Security -- 2.6%
             Blue Coat Systems, Inc.+.............. 19,800  1,559,448
                                                           ----------
           Medical-Biomedical/Gene -- 7.4%
             Genzyme Corp.+........................  9,300    576,228
             Medivation, Inc.+..................... 30,000    601,500
             Omrix Biopharmaceuticals, Inc.+....... 57,100  2,016,201
             Sangamo Biosciences, Inc.+............ 90,000  1,269,900
                                                           ----------
                                                            4,463,829
                                                           ----------
           Medical-Drugs -- 2.8%
             Acadia Pharmaceuticals, Inc.+......... 35,000    526,750
             Elan Corp. PLC ADR+................... 22,000    462,880
             Gentium SpA ADR+......................  6,000    137,820
             Novartis AG ADR....................... 10,200    560,592
                                                           ----------
                                                            1,688,042
                                                           ----------
           Metal Processors & Fabrication -- 3.7%
             Dynamic Materials Corp................ 16,000    766,240
             Precision Castparts Corp..............  9,900  1,465,002
                                                           ----------
                                                            2,231,242
                                                           ----------
           Metal-Copper -- 1.1%
             Southern Copper Corp..................  5,300    656,299
                                                           ----------
           Metal-Diversified -- 1.3%
             Freeport-McMoRan Copper & Gold, Inc...  7,400    776,186
                                                           ----------
           Multimedia -- 0.9%
             News Corp., Class A................... 25,000    549,750
                                                           ----------
           Networking Products -- 1.0%
             Atheros Communications, Inc.+......... 20,000    599,400
                                                           ----------
           Oil Companies-Integrated -- 2.0%
             Exxon Mobil Corp...................... 12,800  1,184,768
                                                           ----------
           Oil Field Machinery & Equipment -- 2.3%
             National-Oilwell Varco, Inc.+.........  9,600  1,387,200
                                                           ----------

        SunAmerica Disciplined Growth Fund@
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)


                                                  Shares/
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
        --------------------------------------------------------------
        COMMON STOCK (continued)
        Oil Refining & Marketing -- 0.9%
         Valero Energy Corp.....................    7,900  $   530,722
                                                           -----------
        Oil-Field Services -- 2.1%
         Schlumberger, Ltd......................   12,000    1,260,000
                                                           -----------
        Optical Supplies -- 0.9%
         Alcon, Inc.............................    4,000      575,680
                                                           -----------
        Real Estate Investment Trusts -- 0.9%
         Annaly Mortgage Management, Inc........   36,000      573,480
                                                           -----------
        Retail-Apparel/Shoe -- 0.3%
         J Crew Group, Inc.+....................    5,000      207,500
                                                           -----------
        Retail-Regional Department Stores -- 1.5%
         Kohl's Corp.+..........................   16,000      917,280
                                                           -----------
        Software Tools -- 0.1%
         VMware, Inc. Class A+..................      900       76,500
                                                           -----------
        Specified Purpose Acquisitions -- 0.7%
         Star Maritime Acquisition Corp.+.......   30,000      420,300
                                                           -----------
        Telephone-Integrated -- 1.0%
         AT&T, Inc..............................   15,000      634,650
                                                           -----------
        Tobacco -- 1.6%
         Altria Group, Inc......................   14,000      973,420
                                                           -----------
        Transport-Marine -- 2.8%
         DryShips, Inc..........................   18,600    1,689,810
                                                           -----------
        Web Hosting/Design -- 0.5%
         NIC, Inc...............................   40,000      277,600
                                                           -----------
        Web Portals/ISP -- 1.0%
         Google, Inc., Class A+.................    1,100      623,997
                                                           -----------
        X-Ray Equipment -- 2.7%
         Hologic, Inc.+.........................   27,000    1,647,000
                                                           -----------
        Total Long-Term Investment Securities
           (cost $51,665,904)...................            60,358,998
                                                           -----------
        REPURCHASE AGREEMENT -- 0.9%
         State Street Bank & Trust Co,. Joint
           Repurchase Agreement(1)  (cost
           $522,000)............................ $522,000      522,000
                                                           -----------
        TOTAL INVESTMENTS --
           (cost $52,187,904)(2)................    100.8%  60,880,998
        Liabilities in excess of other assets...     (0.8)    (504,054)
                                                 --------  -----------
        NET ASSETS --                               100.0% $60,376,944
                                                 ========  ===========

--------
@    See Note 1
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

  Building & Construction Products-Misc................................. 5.5%
  Time Deposits......................................................... 3.4
  Diversified Manufacturing Operations.................................. 3.3
  Finance-Other Services................................................ 2.9
  Auto/Truck Parts & Equipment-Original................................. 2.7
  Machinery-General Industrial.......................................... 2.5
  Computers-Integrated Systems.......................................... 2.4
  Distribution/Wholesale................................................ 2.3
  Miscellaneous Manufacturing........................................... 2.3
  Apparel Manufacturers................................................. 2.1
  Electronic Components-Misc............................................ 2.1
  Machinery-Electrical.................................................. 1.9
  Machinery-Material Handling........................................... 1.9
  Rubber-Tires.......................................................... 1.9
  Medical-Biomedical/Gene............................................... 1.8
  Medical-Drugs......................................................... 1.8
  Banks-Commercial...................................................... 1.6
  Chemicals-Specialty................................................... 1.5
  Agricultural Chemicals................................................ 1.4
  Machinery-Construction & Mining....................................... 1.4
  Rental Auto/Equipment................................................. 1.4
  Retail-Apparel/Shoe................................................... 1.4
  Retail-Misc./Diversified.............................................. 1.4
  Chemicals-Diversified................................................. 1.3
  Gambling (Non-Hotel).................................................. 1.3
  Engineering/R&D Services.............................................. 1.2
  Investment Management/Advisor Services................................ 1.2
  Retail-Consumer Electronics........................................... 1.2
  Brewery............................................................... 1.1
  Building & Construction-Misc.......................................... 1.1
  Oil Refining & Marketing.............................................. 1.1
  Computers............................................................. 1.0
  Office Automation & Equipment......................................... 1.0
  Applications Software................................................. 0.9
  Audio/Video Products.................................................. 0.9
  Electric-Integrated................................................... 0.9
  Electronic Components-Semiconductors.................................. 0.9
  Energy-Alternate Sources.............................................. 0.9
  Industrial Audio & Video Products..................................... 0.9
  Oil Field Machinery & Equipment....................................... 0.9
  Retail-Discount....................................................... 0.9
  Retail-Restaurants.................................................... 0.9
  Water................................................................. 0.9
  Coatings/Paint........................................................ 0.8
  Direct Marketing...................................................... 0.8
  E-Commerce/Services................................................... 0.8
  Enterprise Software/Service........................................... 0.8
  Finance-Investment Banker/Broker...................................... 0.8
  Footwear & Related Apparel............................................ 0.8
  Medical Products...................................................... 0.8
  Environmental Monitoring & Detection.................................. 0.7
  Networking Products................................................... 0.7
  Appliances............................................................ 0.6
  Auto-Cars/Light Trucks................................................ 0.6
  Fisheries............................................................. 0.6
  Hotels/Motels......................................................... 0.6
  Medical Imaging Systems............................................... 0.6
  Medical Instruments................................................... 0.6
  Medical-Hospitals..................................................... 0.6
  Real Estate Operations & Development.................................. 0.6

  Resorts/Theme Parks...................................................  0.6%
  Retail-Automobile.....................................................  0.6
  Veterinary Products...................................................  0.6
  Beverages-Non-alcoholic...............................................  0.5
  Electric-Generation...................................................  0.5
  Electronics-Military..................................................  0.5
  Entertainment Software................................................  0.5
  Environmental Consulting & Engineering................................  0.5
  Shipbuilding..........................................................  0.5
  Travel Services.......................................................  0.5
  Web Portals/ISP.......................................................  0.5
  Beverages-Wine/Spirits................................................  0.4
  Building-Maintance & Services.........................................  0.4
  Commerce..............................................................  0.4
  Consulting Services...................................................  0.4
  Motion Pictures & Services............................................  0.4
  Retail-Sporting Goods.................................................  0.4
  Telecommunication Equipment...........................................  0.4
  Textile-Products......................................................  0.4
  Transport-Marine......................................................  0.4
  Transport-Truck.......................................................  0.4
  Warehousing & Harbor Transportation Services..........................  0.4
  Decision Support Software.............................................  0.3
  Finance-Leasing Companies.............................................  0.3
  Internet Content-Information/News.....................................  0.3
  Machinery-Print Trade.................................................  0.3
  Medical-Wholesale Drug Distribution...................................  0.3
  Metal Processors & Fabrication........................................  0.3
  Oil-Field Services....................................................  0.3
  Protection/Safety.....................................................  0.3
  Retail-Regional Department Stores.....................................  0.3
  Advertising Sales.....................................................  0.2
  Cellular Telecom......................................................  0.2
  Computers-Periphery Equipment.........................................  0.2
  E-Services/Consulting.................................................  0.2
  Electronic Connectors.................................................  0.2
  Electronic Parts Distribution.........................................  0.2
  Food-Misc.............................................................  0.2
  Human Resources.......................................................  0.2
  Internet Content-Entertainment........................................  0.2
  Printing-Commercial...................................................  0.2
  Retail-Drug Store.....................................................  0.2
  Textile-Apparel.......................................................  0.2
  Batteries/Battery Systems.............................................  0.1
  Coal..................................................................  0.1
  Cosmetics & Toiletries................................................  0.1
  Schools...............................................................  0.1
  Television............................................................  0.1
                                                                         ----
                                                                         99.0%
                                                                         ====

--------
* Calculated as a percentage of net assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited) (continued)


Country Allocation*

Japan........................................................................... 28.2%
Germany......................................................................... 12.6
Denmark.........................................................................  5.6
United Kingdom..................................................................  5.6
Sweden..........................................................................  5.2
France..........................................................................  5.0
Finland.........................................................................  4.5
Switzerland.....................................................................  3.5
United States...................................................................  3.4
Australia.......................................................................  2.7
China...........................................................................  2.5
Cayman Islands..................................................................  2.2
South Korea.....................................................................  2.2
Greece..........................................................................  1.8
Singapore.......................................................................  1.8
Taiwan..........................................................................  1.7
Italy...........................................................................  1.6
Bermuda.........................................................................  1.4
Austria.........................................................................  1.2
Ireland.........................................................................  1.2
Netherlands.....................................................................  1.1
Belgium.........................................................................  0.9
Norway..........................................................................  0.9
Malaysia........................................................................  0.8
Spain...........................................................................  0.6
Philippines.....................................................................  0.4
Indonesia.......................................................................  0.3
Thailand........................................................................  0.1
                                                                                 ----
                                                                                 99.0%
                                                                                 ====

--------
* Calculated as a percentage of net assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007



                                                                     Value
                   Security Description                   Shares    (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCK -- 92.6%
   Australia -- 2.7%
     Bradken, Ltd.......................................    26,826 $  252,799
     IBT Education, Ltd.................................    29,128     51,564
     JB Hi-Fi, Ltd......................................    36,632    468,403
     MacArthur Coal, Ltd................................     5,782     34,888
     Tassal Group, Ltd..................................    73,726    222,431
                                                                   ----------
                                                                    1,030,085
                                                                   ----------
   Austria -- 1.2%
     Andritz AG.........................................     6,450    445,613
                                                                   ----------
   Belgium -- 0.9%
     EVS Broadcast Equipment SA.........................     3,265    326,366
                                                                   ----------
   Bermuda -- 1.4%
     Global Sources, Ltd.+..............................     6,300    139,671
     IT, Ltd............................................   682,000    156,159
     Sino Techfibre, Ltd................................   172,000    160,943
     TPV Technology, Ltd................................    90,000     64,601
                                                                   ----------
                                                                      521,374
                                                                   ----------
   Cayman Islands -- 2.2%
     AAC Acoustic Technologies Holdings, Inc.+..........    90,000    111,026
     Anta Sports Products, Ltd.+........................   134,000    145,827
     Hans Energy Co., Ltd.+............................. 1,208,000    108,775
     Shenzhou International Group Holdings, Ltd.........   153,000     72,428
     SINA Corp.+........................................     4,000    191,400
     The9 Ltd. ADR+.....................................     5,600    193,144
                                                                   ----------
                                                                      822,600
                                                                   ----------
   China -- 2.5%
     China BlueChemical, Ltd............................   808,000    534,242
     Shanghai Jin Jiang International Hotels Group Co.,
      Ltd...............................................   428,000    210,866
     Travelsky Technology, Ltd..........................   177,000    189,663
                                                                   ----------
                                                                      934,771
                                                                   ----------
   Denmark -- 5.6%
     Bang & Olufsen A/S, Class B........................     3,105    350,418
     FLSmidth & Co. A/S.................................     7,124    757,655
     Genmab A/S+........................................     3,579    222,494
     NKT Holding A/S....................................     3,195    358,130
     Royal UNIBREW A/S..................................     3,020    392,815
                                                                   ----------
                                                                    2,081,512
                                                                   ----------
   Finland -- 4.5%
     KCI Konecranes Oyj.................................     9,581    385,406
     Lassila & Tikanoja Oyj.............................     6,117    197,391
     Nokian Renkaat Oyj.................................    13,140    514,517
     Oriola-KD Oyj......................................    11,785     55,456
     Ramirent Oyj.......................................    24,142    522,920
                                                                   ----------
                                                                    1,675,690
                                                                   ----------
   France -- 5.0%
     Guerbet............................................     1,057    235,309
     IMS International Metal Service SA.................     4,489    188,192
     Ingenico SA........................................     8,236    239,110
     Laurent-Perrier....................................       943    154,637
     Neopost SA.........................................     2,657    374,783
     Sechilienne SA.....................................     4,256    336,821


                                                                  Value
                   Security Description                 Shares   (Note 3)
     --------------------------------------------------------------------
     France (continued)
      Teleperformance..................................   2,163 $   84,295
      Velcan Energy+...................................     795     44,325
      Virbac SA........................................   2,320    205,406
                                                                ----------
                                                                 1,862,878
                                                                ----------
     Germany -- 9.6%
      AWD Holding AG...................................  11,320    378,201
      Bauer AG.........................................   3,447    225,610
      ElringKlinger AG.................................   4,347    492,789
      Fielmann AG......................................   7,587    505,990
      Kloeckner & Co. AG...............................   9,647    666,760
      Pfleiderer AG....................................   3,689     85,480
      Rational AG......................................   1,063    204,510
      Software AG......................................   3,273    307,284
      Symrise AG+......................................  14,528    385,321
      Wincor Nixdorf AG................................   3,960    327,512
                                                                ----------
                                                                 3,579,457
                                                                ----------
     Greece -- 1.8%
      Athens Stock Exchange SA.........................  20,748    665,676
                                                                ----------
     Indonesia -- 0.3%
      PT United Tractors............................... 124,000    111,186
                                                                ----------
     Ireland -- 1.2%
      Kingspan Group PLC (Ireland).....................  15,549    341,450
      Norkom Group PLC+................................  36,550     92,250
                                                                ----------
                                                                   433,700
                                                                ----------
     Italy -- 1.6%
      ASM SpA..........................................  46,680    288,552
      Digital Multimedia Technologies SpA+.............   2,190    143,057
      Piccolo Credito Valtellinese Scarl...............     617      8,781
      Tod's SpA........................................   1,890    158,711
                                                                ----------
                                                                   599,101
                                                                ----------
     Japan -- 28.2%
      Amano Corp.......................................   7,400     89,484
      Asahi Soft Drinks Co, Ltd........................  12,500    188,264
      Chugoku Marine Paints, Ltd.......................  22,000    285,187
      Daiichi Chuo Kisen Kaisha........................  12,000    116,902
      Dena Co., Ltd....................................      44    194,211
      Digital Garage, Inc.+............................      64     64,075
      Disco Corp.......................................   2,700    150,673
      Don Quijote Co, Ltd..............................  17,000    351,500
      en-japan, Inc....................................      29    118,409
      EPS Co., Ltd.....................................      32    104,192
      Exedy Corp.......................................   8,600    268,036
      Fujimi, Inc......................................   5,800    119,166
      Glory, Ltd.......................................   2,400     76,263
      Harmonic Drive Systems, Inc......................      17     76,960
      HIS Co., Ltd.....................................   9,600    180,525
      Hisamitsu Pharmaceutical Co., Inc................   5,900    160,258
      Hitachi Systems & Services, Ltd..................   6,300    123,406
      Imagineer Co., Ltd...............................   3,000     60,854
      Intelligence, Ltd................................      39     58,739
      Iriso Electronics Co., Ltd.......................   2,900     70,692
      Japan Aviation Electronics Industry, Ltd.........  13,000    203,604

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)



                                                                 Value
                   Security Description                 Shares  (Note 3)
     --------------------------------------------------------------------
     COMMON STOCK (continued)
     Japan (continued)
      Japan Steel Works, Ltd........................... 19,000 $   315,440
      Kaga Electronics Co., Ltd........................  4,300      66,635
      Kakaku.com, Inc..................................     50     127,976
      Kenedix, Inc.....................................     49      85,318
      Kitz Corp........................................ 12,000     109,067
      Koito Manufacturing Co., Ltd..................... 12,000     146,363
      Kyoritsu Maintenance Co., Ltd....................  7,800     141,584
      La Parler Co., Ltd...............................     67      47,072
      Land Business Co., Ltd...........................     11       8,715
      Lintec Corp......................................  8,600     168,833
      Mani, Inc........................................  1,500      71,170
      MCJ Co., Ltd.....................................     58      20,627
      Miraca Holdings, Inc.............................  5,100     115,662
      Miraial Co., Ltd.................................  2,000      99,769
      Mitsubishi UFJ Lease & Finance Co., Ltd..........  3,380     112,112
      Modec, Inc.......................................  7,800     282,488
      Moshi Moshi Hotline, Inc.........................  5,950     292,152
      Nabtesco Corp.................................... 20,000     326,296
      Nichias Corp..................................... 24,000     245,088
      Nihon Dempa Kogyo Co., Ltd.......................  3,100     193,236
      Nishimatsuya Chain Co., Ltd...................... 12,000     152,213
      Nissha Printing Co, Ltd..........................  2,600      75,602
      NPC, Inc.........................................  1,600      42,485
      Obic Co, Ltd.....................................  1,130     219,182
      Okasan Holdings, Inc............................. 22,000     127,750
      Otsuka Corp......................................  2,900     284,534
      Resort Solution Co., Ltd.........................  2,000       8,114
      ResortTrust, Inc................................. 11,100     236,273
      Rohto Pharmaceutical Co., Ltd.................... 10,000     117,529
      Saint Marc Holdings Co., Ltd.....................  2,300      88,504
      Sankyu, Inc...................................... 29,000     166,883
      Sasebo Heavy Industries Co., Ltd................. 29,000     198,442
      Sato Corp........................................  5,900     110,177
      Secom Techno Service Co., Ltd....................  3,000      97,158
      Star Micronics Co., Ltd.......................... 12,200     378,113
      Sugi Pharmacy Co., Ltd...........................  2,500      60,941
      Sumco Techxiv Corp...............................    800      45,479
      Sysmex Corp......................................  5,900     227,545
      Taiyo Ink Manufacturing Co., Ltd.................  5,100     147,408
      Takeei Corp......................................    200      10,813
      Teikoku Piston Ring Co., Ltd..................... 12,200     109,929
      Telepark Corp....................................     58      62,108
      The Kagoshima Bank, Ltd.......................... 12,000      85,666
      Toho Pharmaceutical Co., Ltd.....................  6,500     111,762
      Toshiba Machine Co., Ltd......................... 12,000      89,427
      Toyo Tanso Co., Ltd..............................  3,150     317,838
      Tsumura & Co.....................................  6,700     119,283
      Unicharm Petcare Corp............................  2,000      88,974
      Union Tool Co....................................  3,900     168,406
      USS Co, Ltd......................................  3,290     216,249
      Works Applications Co., Ltd......................    157     136,272
      Xebio Co., Ltd...................................  5,600     136,508
      Yamaguchi Financial Group, Inc...................  6,000      62,682
                                                               -----------
                                                                10,537,252
                                                               -----------


                                                                Value
                   Security Description               Shares   (Note 3)
       ----------------------------------------------------------------
       Malaysia -- 0.8%
         Muhibbah Engineering Bhd....................  47,300 $  127,706
         Sarawak Energy Bhd.......................... 241,800    166,759
                                                              ----------
                                                                 294,465
                                                              ----------
       Netherlands -- 1.1%
         Aalberts Industries NV......................  18,184    433,541
                                                              ----------
       Norway -- 0.9%
         Sevan Marine ASA+...........................  31,715    330,901
                                                              ----------
       Philippines -- 0.4%
         Chemrez Technologies, Inc................... 107,000      9,857
         International Container Term Services, Inc.. 185,600    150,375
                                                              ----------
                                                                 160,232
                                                              ----------
       Singapore -- 1.8%
         Ho Bee Investment, Ltd...................... 154,000    225,998
         Inter-Roller Engineering, Ltd............... 166,000     93,867
         Raffles Medical Group, Ltd.................. 206,800    210,211
         United Test and Assembly Center, Ltd.+...... 185,000    146,954
                                                              ----------
                                                                 677,030
                                                              ----------
       South Korea -- 2.2%
         CJ Internet Corp............................   5,940    147,007
         Hyundai DSF Co., Ltd........................   6,970    119,568
         Jinsung T.E.C...............................   9,548    129,887
         JVM Co., Ltd................................   2,683    158,013
         Nexen Tire Corp.............................   3,550    172,807
         STX Pan Ocean Co., Ltd.+....................  13,230     35,634
         The Basic House Co., Ltd....................   8,420     72,129
                                                              ----------
                                                                 835,045
                                                              ----------
       Spain -- 0.6%
         Mecalux SA+.................................   4,848    219,903
                                                              ----------
       Sweden -- 5.2%
         Intrum Justitia AB..........................  25,863    402,347
         JM AB.......................................  14,516    350,280
         Lindab International AB.....................  17,889    488,581
         Munters AB..................................  19,140    276,225
         RaySearch Laboratories AB+..................   6,530    204,692
         RNB Retail and Brands AB....................  18,951    236,737
                                                              ----------
                                                               1,958,862
                                                              ----------
       Switzerland -- 3.5%
         Banque Cantonale Vaudoise...................     347    155,729
         Basilea Pharmaceutica AG+...................   1,433    326,787
         Compagne Financiere Tradition...............   1,025    198,969
         Gurit Holding AG............................     198    209,352
         Speedel Holding AG+.........................     826    108,407
         Vontobel Holding AG.........................   5,993    307,050
                                                              ----------
                                                               1,306,294
                                                              ----------
       Taiwan -- 1.7%
         CyberTAN Technology, Inc....................  70,720    251,372
         Everlight Electronics Co., Ltd..............  37,077    161,896
         Sanyang Industrial Co., Ltd................. 302,000    237,361
                                                              ----------
                                                                 650,629
                                                              ----------

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (continued)


                                                  Shares/
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Thailand -- 0.1%
           BEC World PCL.......................     29,400  $    19,900
                                                            -----------
         United Kingdom -- 5.6%
           Cookson Group PLC...................     29,156      455,153
           Detica Group PLC....................     22,998      146,338
           IG Group Holdings PLC...............     62,265      482,505
           Luminar PLC.........................     19,696      242,191
           Northumbrian Water Group PLC........     47,897      333,925
           Tanfield Group PLC+.................    119,638      423,468
                                                            -----------
                                                              2,083,580
                                                            -----------
         Total Common Stock
            (cost $30,337,632).................              34,597,643
                                                            -----------
         PREFERRED STOCK -- 3.0%
         Germany -- 3.0%
           Fuchs Petrolub AG...................      4,574      422,122
           Hugo Boss AG
            7.49%..............................     10,303      698,878
                                                            -----------
         Total Preferred Stock
            (cost $896,797)....................               1,121,000
                                                            -----------
         Total Long-Term Investment Securities
            (cost $31,234,429).................              35,718,643
                                                            -----------
         SHORT-TERM INVESTMENT SECURITIES -- 3.4%
         Time Deposits -- 3.4%
           Euro Time Deposit with State Street
            Bank & Trust Co.
            2.40% due 10/01/07
            (cost $1,284,000).................. $1,284,000    1,284,000
                                                            -----------
         TOTAL INVESTMENTS --
            (cost $32,518,429)(1)..............       99.0%  37,002,643
         Other assets less liabilities.........        1.0      380,331
                                                ----------  -----------
         NET ASSETS --                               100.0% $37,382,974
                                                ==========  ===========

--------
+    Non-income producing security
(1)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Disciplined Growth Fund ("Disciplined Growth Fund") and SunAmerica International Small-Cap Fund ("International Small-Cap Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   On May 15, 2007, the name of the SunAmerica Tax Managed Equity Fund was changed to the SunAmerica Disciplined Growth Fund.

   The investment objective and principal investment techniques for each of the Funds is as follows:

   Blue Chip Growth Fund seeks capital appreciation, by primarily investing in equity securities of Blue Chip companies that demonstrate the potential for capital appreciation. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Growth Opportunities Fund seeks capital appreciation by primarily investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income by investing in equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal through active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion and partly in investment-grade fixed income securities.

   International Equity Fund seeks capital appreciation by investing in equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Value Fund seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

   Disciplined Growth Fund seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   International Small-Cap Fund seeks long-term capital appreciation by investing in equity and equity-related securities of small-capitalization companies throughout the world including emerging market countries, excluding the U.S. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes will be invested in such securities.

   The Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund, Balanced Assets Fund, Disciplined Growth Fund and International Small-Cap Fund are organized as "diversified" funds within the meaning of the 1940 Act. The International Equity Fund and Value Fund are organized as "non-diversified" funds.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund and International Small-Cap Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety
   (90) days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund and International Small-Cap Fund that were purchased within ninety (90) days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to participants in certain employee benefit plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. Class I shares and Class Z shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Fund Merger

   Pursuant to a plan of reorganization, all the assets and liabilities of SunAmerica Biotech/Health Fund ("Biotech/Health Fund") were transferred in a tax-free exchange to the New Century Fund, in exchange for shares of New Century Fund. The details of the reorganization, which was consummated on March 19, 2007, are set forth below.

   Class A, Class B, and Class C shares of Biotech/Health Fund were exchanged tax-free for Class A, Class B, and Class C shares of New Century Fund, respectively.

   Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the Biotech/Health Fund prior to merger............. $ 21,294,588
Net assets of the New Century Fund prior to merger................ $ 88,216,005
                                                                   ------------
Aggregate net assets of the New Century Fund following acquisition $109,510,593
                                                                   ------------
Unrealized appreciation (depreciation) in the Biotech/Health Fund. $    397,826

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management does not anticipate the adoption of FIN 48 to have a material impact on the financial statements.

   In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)

   and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2007, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                     Percentage  Principal
Fund                  Interest    Amount
----                 ---------- -----------
Blue Chip Growth....    0.55%   $ 1,123,000
Growth Opportunities    4.97     10,150,000
New Century.........    6.62     13,531,000
Growth & Income.....    1.86      3,800,000
Balanced Assets.....    1.77      3,623,000
Value...............    6.45     13,190,000
Disciplined Growth..    0.26        522,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 28, 2007, bearing interest at a rate of 3.70% per annum, with a principal amount of $204,370,000, a repurchase price of $204,433,014 and a maturity date of October 1, 2007. The repurchase agreement is collateralized by the following:

                                  Maturity  Principal
Type of Collateral  Interest Rate   Date     Amount     Market Value
------------------  ------------- -------- ------------ ------------
U.S. Treasury Bonds     6.25%     08/15/23 $ 75,100,000 $ 86,834,375
U.S. Treasury Notes     4.63      02/29/08   19,100,000   19,195,500
U.S. Treasury Bills     4.07      03/13/08    1,270,000    1,246,187
U.S. Treasury Notes     3.75      05/15/08  100,035,000  101,186,903

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually. The Balanced Assets Fund and Growth and Income Fund reserve the right to declare and pay dividends less frequently than disclosed above, provided that net realized capital gains and net investment income, if any, are paid annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Funds' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Funds' participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)

   the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   There were no transactions in call and put options written during the year ended September 30, 2007.

   Mortgage-Backed Dollar Rolls: During the year ended September 30, 2007, the Balanced Assets Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Balanced Assets Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

   Short Sales: All funds may engage in "short sales against the box". A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the Disciplined Growth Fund, Value Fund, International Equity Fund and International Small-Cap Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform. During the year ended September 30, 2007, Growth Opportunities Fund and Disciplined Growth Fund engaged in short sales.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates.

   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                         Management
                                       Assets               Fees
                             --------------------------- ----------
Blue Chip Growth Fund*......           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70
                             (greater than) $700 million    0.65
Growth Opportunities Fund*..           $0 - $350 million    0.75
                             (greater than) $350 million    0.70
                             (greater than) $700 million    0.65
New Century Fund............           $0 - $350 million    0.75
                             (greater than) $350 million    0.70
                             (greater than) $700 million    0.65
Growth and Income Fund+.....           $0 - $350 million    0.75
                             (greater than) $350 million    0.70
                             (greater than) $700 million    0.65
Balanced Assets Fund*.......           $0 - $350 million    0.75
                             (greater than) $350 million    0.70
                             (greater than) $700 million    0.65
International Equity Fund...           (greater than) $0    1.00
Value Fund..................           $0 - $750 million    1.00
                             (greater than) $750 million    0.95
                             (greater than) $1.5 billion    0.90
Disciplined Growth Fund.....           (greater than) $0    0.85
International Small-Cap Fund           (greater than) $0    1.15

--------
* On August 29, 2006, AIG SunAmerica agreed to the continuation of a 0.05% waiver of the investment advisory fees for the Blue Chip Growth Fund, Growth Opportunities Fund and Balanced Assets Fund. Effective September 1, 2006, AIG SunAmerica agreed to, until further notice, an additional 0.02% waiver of the investment advisory fee for these funds. Effective October 1, 2006, AIG SunAmerica agreed to, until further notice, reduce the waiver of the investment advisory fee for the funds to 0.02%. Effective January 1, 2007, AIG SunAmerica removed the 0.02% waiver from the Growth Opportunities Fund. Effective July 1, 2007 AIG SunAmerica removed the 0.02% waiver from the Blue Chip Growth Fund. For the year ended September 30, 2007, the amount of investment advisory fees waived were $10,571, $3,580 and $31,745, respectively. These amounts are reflected in the Statement of Operations.
+ Effective September 1, 2006, AIG SunAmerica agreed, until further notice, to waive 0.05% of the investment advisory fees for the Growth and Income Fund. Effective January 1, 2007, AIG SunAmerica removed the 0.05% waiver from the Growth and Income Fund. For the year ended September 30, 2007, the amount of investment advisory fees waived were $14,698. These amounts are reflected in the Statement of Operations.

   For the year ended September 30, 2007, AIG SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The International Equity Fund and International Small-Cap Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives an annual fee of 0.47% of average daily net assets for the International Equity Fund and 0.60% of average daily net assets for the International Small-Cap Fund, which is paid by AIG SunAmerica. For the year ended September 30, 2007, AIGGIC waived 0.05% of the fee paid by AIG SunAmerica for the International Small-Cap Fund.

   AIG SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. The contractual expense waivers and fee reimbursements will continue indefinitely subject to termination by the Trustees, including a majority of the trustees who are not deemed to be "interested persons" of the Trust, as defined by Section 2(a)(19) of the 1940 Act ("Disinterested Trustees").

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


Fund                            Percentage
----                            ----------
Blue Chip Growth Class I.......    1.33%
Growth Opportunities Class I...    1.33
Growth and Income Class I......    1.32
Balanced Assets Class I........    1.33
International Equity Class A...    1.90
International Equity Class B...    2.55
International Equity Class C...    2.55
International Equity Class I...    1.80
Value Class A..................    1.63
Value Class B..................    2.28
Value Class C..................    2.28
Value Class I..................    1.53
Value Class Z..................    1.06
Disciplined Growth Class A.....    1.45
Disciplined Growth Class B.....    2.10
Disciplined Growth Class C.....    2.10
International Small-Cap Class A    1.90
International Small-Cap Class B    2.55
International Small-Cap Class C    2.55

   Further, AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratio for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of AIG SunAmerica.

Fund                Percentage
----                ----------
New Century Class C    2.14%

   For the International Equity Fund, Value Fund, Disciplined Growth Fund, and International Small-Cap Fund, any voluntary or contractual waivers and/or reimbursements made by AIG SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

   For the year ending September 30, 2007, pursuant to the contractual and voluntary expense limitations in the above tables AIG SunAmerica has waived or reimbursed expenses as follows:

Blue Chip Growth Class I....... $ 12,173
Growth Opportunities Class I...   12,116
New Century Fund Class C.......   15,092
Growth & Income Class I........   11,726
Balanced Assets Class I........   12,353
International Equity Class A...       --
International Equity Class B...    8,561
International Equity Class C...       --
International Equity Class I...    3,344
Value Fund Class A.............   91,558
Value Fund Class B.............   49,989
Value Fund Class C.............   30,639
Value Fund Class I.............   10,196
Value Fund Class Z.............   20,704
Disciplined Growth Class A.....   76,239
Disciplined Growth Class B.....   32,330
Disciplined Growth Class C.....   80,022
International Small-Cap Class A  122,407
International Small-Cap Class B   17,711
International Small-Cap Class C   30,865

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


   For the period ended September 30, 2007, the amounts recouped by the Adviser are as follows:

International Equity Class A $31,232
International Equity Class B      --
International Equity Class C     174
International Equity Class I      --

   At September 30, 2007, the amount of expenses previously waived and/or reimbursed by AIG SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                                  Class
                                       Other     Specific
                                      Expenses   Expenses
                                     Reimbursed Reimbursed
-                                    ---------- ----------
International Equity Class A........  $     --   $ 11,143
International Equity Class B........        --     15,048
International Equity Class C........        --      6,806
International Equity Class I........        --      5,330
Value Fund Class A..................    80,383    118,282
Value Fund Class B..................    31,952     70,292
Value Fund Class C..................    22,045     40,980
Value Fund Class I..................       997     16,929
Value Fund Class Z..................    14,723     28,846
Disciplined Growth Class A..........    13,918    115,181
Disciplined Growth Class B..........    11,934     73,217
Disciplined Growth Class C..........    16,977    125,502
International Small-Cap Fund Class A   139,263     90,199
International Small-Cap Fund Class B     2,961     34,927
International Small-Cap Fund Class C    14,352     48,423

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class Z shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the year ended September 30, 2007, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the year ended September 30, 2007, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the year ended September 30, 2007, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                              Class A                           Class B       Class C
                        ---------------------------------------------------- ------------- -------------
                                                                Contingent    Contingent    Contingent
                         Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                    Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                    -------- -------------- -------------- ------------- ------------- -------------
Blue Chip Growth....... $ 27,152    $11,566        $11,337         $  9         $21,445       $   350
Growth Opportunities...   36,133     17,002         13,996           --          22,272           503
New Century............   51,483     23,818         19,286          601          20,740           373
Growth & Income........   65,369     30,078         26,136           31          30,323           987
Balanced Assets........  150,159     89,910         39,739          576          28,689        15,417
International Equity...   99,776     26,765         55,217          204          24,229         1,878
Value..................  127,716     44,950         58,235          404          59,657         1,550
Disciplined Growth.....   56,059     27,259         18,391           60           6,646        11,314
International Small-Cap   69,677     21,444         41,181           --             429           439

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds (except for Class Z shares of the Funds) pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. No portion of this fee is paid or reimbursed by the Class Z shares, however, Class Z shares pay all direct transfer agency fees and out-of-pocket expenses relating to Class Z shares. For the year ended September 30, 2007, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                    Expense               Payable At September 30, 2007
                        -------------------------------- -------------------------------
Fund                    Class A  Class B Class C Class I Class A Class B Class C Class I
----                    -------- ------- ------- ------- ------- ------- ------- -------
Blue Chip Growth....... $105,300 $33,094 $ 8,711 $ 1,404 $ 8,221 $1,920  $  538  $  119
Growth Opportunities...   83,861  42,096  20,062     463   5,827  2,092   1,220      26
New Century............  182,830  22,171   9,249      --  13,169  1,683     897      --
Growth and Income......  135,449  50,378  55,009     695   9,783  3,148   4,013      59
Balanced Assets........  254,455  37,281  31,948   1,608  13,283  2,039   2,413     121
International Equity...  148,458  45,798  52,234  18,693  11,770  3,130   4,252   1,365
Value..................  274,790  97,556  71,251     105  21,115  6,776   4,461       6
Disciplined Growth.....   49,184  15,571  59,150      --   4,317    981   4,989      --
International Small-Cap   59,469   1,860   8,841      --   5,362    203     931      --

   At September 30, 2007, AIG SunAmerica, Inc. an affiliated company of the Adviser, owned 17.5% of the total outstanding shares of International Equity.

   On July 9, 2007, the Adviser made the following payment to the Fund set forth below, which represents the net difference between amounts realized by the Fund upon the disposition of AIG stock that converted from American General Corp. stock upon the acquisition of American General Corp. by AIG, and amounts the Fund would have realized had the Fund's predecessor sold such stock on the date that the Adviser became affiliated with American General Corp., based on the closing price with respect to such date (August 29, 2001).

Fund                     Amount
----                    --------
Disciplined Growth Fund $191,815

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


Note 5. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the year ended September 30, 2007, the amount of expense reductions received by each Fund, used to offset the Fund's non-affiliated expenses were as follows:

                     Total Expense
Fund                  Reductions
----                 -------------
Blue Chip Growth....    $ 7,908
Growth Opportunities     33,696
New Century.........     22,812
Growth and Income...     22,522
Balanced Assets.....     12,237
Value...............     24,710
Disciplined Growth..     66,730

Note 6. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended September 30, 2007, were as follows:

                                                              Blue Chip      Growth         New       Growth and     Balanced
                                                               Growth     Opportunities   Century       Income        Assets
                                                                Fund          Fund         Fund          Fund          Fund
                                                            ------------- ------------- ------------ ------------- ------------
Purchases (excluding U.S. government securities)........... $ 49,562,257  $196,201,618  $270,671,943 $180,376,596  $164,499,079
Sales and maturities (excluding U.S. government securities)   62,471,852   214,287,423   287,818,537  207,172,154   181,862,864
Purchases of U.S. government securities....................           --            --            --           --    26,252,964
Sales and maturities of U.S. government securities.........           --            --            --           --    36,305,046

                                                            International               Disciplined  International
                                                               Equity         Value       Growth       Small-Cap
                                                                Fund          Fund         Fund          Fund
                                                            ------------- ------------- ------------ -------------
Purchases (excluding U.S. government securities)........... $160,962,023  $320,905,939  $248,281,140 $ 26,479,954
Sales and maturities (excluding U.S. government securities)  174,133,436   352,408,193   260,957,005   21,892,234
Purchases of U.S. government securities....................           --            --            --           --
Sales and maturities of U.S. government securities.........           --            --            --           --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


Note 7. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at September 30, 2007:

                                             Blue Chip      Growth         New       Growth and     Balanced
                                              Growth     Opportunities   Century       Income        Assets
                                               Fund          Fund         Fund          Fund          Fund
                                           ------------- ------------- -----------  ------------- ------------
Cost (tax basis).......................... $ 59,968,979  $ 58,382,340  $99,170,396   $99,042,612  $141,825,305
                                           ============  ============  ===========   ===========  ============
Appreciation..............................   12,267,364     3,039,157    4,743,237    10,925,335    15,307,019
Depreciation..............................   (1,485,471)   (2,997,038)  (4,592,015)   (1,879,359)   (2,920,386)
                                           ------------  ------------  -----------   -----------  ------------
Net unrealized appreciation (depreciation) $ 10,781,893  $     42,119  $   151,222   $ 9,045,976  $ 12,386,633
                                           ============  ============  ===========   ===========  ============

                                           International               Disciplined  International
                                              Equity         Value       Growth       Small-Cap
                                               Fund          Fund         Fund          Fund
                                           ------------- ------------- -----------  -------------
Cost (tax basis).......................... $108,035,552  $207,386,064  $52,379,191   $32,624,746
                                           ============  ============  ===========   ===========
Appreciation..............................   24,664,419    23,641,124    9,046,268     6,387,129
Depreciation..............................   (1,430,115)   (2,729,469)    (544,461)   (2,009,232)
                                           ------------  ------------  -----------   -----------
Net unrealized appreciation (depreciation) $ 23,234,304  $ 20,911,655  $ 8,501,807   $ 4,377,897
                                           ============  ============  ===========   ===========

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                 Distributable Earnings             Tax Distributions
                        ----------------------------------------- ----------------------
                                     For the year ended September 30, 2007
                        ----------------------------------------------------------------
                                      Long-term
                                    Gains/ Capital   Unrealized               Long-Term
                         Ordinary        Loss       Appreciation   Ordinary    Capital
Fund                      Income      Carryover    (Depreciation)   Income      Gains
----                    ----------- -------------- -------------- ---------- -----------
Blue Chip Growth....... $        -- $ (52,435,231)  $10,781,893   $       -- $        --
Growth Opportunities...          --  (173,866,796)       42,119           --          --
New Century............          --   (75,049,480)      151,222           --          --
Growth and Income......     242,352   (33,557,797)    9,045,976           --          --
Balanced Assets........     412,431   (68,456,727)   12,393,089    2,250,950          --
International Equity...          --     8,141,350    23,228,863           --          --
Value..................  17,252,045    11,938,455    20,911,655    9,883,623  16,743,650
Disciplined Growth.....          --   (18,611,005)    8,504,488           --          --
International Small-Cap       5,925         6,822     4,385,751           --          --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


                          Tax Distributions
                        ----------------------
                            For year ended
                          September 30, 2006
                        ----------------------
                                    Long-Term
                         Ordinary    Capital
Fund                      Income      Gains
----                    ----------- ----------
Blue Chip Growth....... $        -- $       --
Growth Opportunities...          --         --
New Century............          --         --
Growth and Income......     101,366         --
Balanced Assets........   2,815,576         --
International Equity...          --         --
Value..................  14,799,743  2,589,627
Disciplined Growth.....      53,956         --
International Small-Cap          --         --

   For the year ended September 30, 2007, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, tax treatments of certain debt obligations, principal paydown adjustments and capital loss carryforwards resulting from the merger of the SunAmerica Biotech/Health Fund and the New Century Fund to the components of net assets as follows:

                           Accumulated     Accumulated
                        Undistributed Net Undistributed
                           Investment     Net Realized  Capital Paid-
Fund                      Income (Loss)    Gain (Loss)       in
----                    ----------------- ------------- -------------
Blue Chip Growth.......     $429,766      $       (217)  $  (429,549)
Growth Opportunities...      729,813                --      (729,813)
New Century............      291,870       (31,042,626)   30,750,756
Growth and Income......          530              (530)           --
Balanced Assets........      161,312          (161,312)           --
International Equity...      132,191             2,835      (135,026)
Value..................        1,418            (1,418)           --
Disciplined Growth.....      421,599           (13,786)     (407,813)
International Small-Cap      126,530          (126,530)           --

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2007, which are available to offset future capital gains, if any:

                                                Capital Loss Carryforward
                        -------------------------------------------------------------------------
Fund                       2008        2009         2010        2011        2012      2013   2014
----                    ----------- ----------- ------------ ----------- ---------- -------- ----
Blue Chip Growth*...... $15,134,022 $        -- $ 10,374,287 $42,060,944 $       -- $     -- $--
Growth Opportunities*..   6,398,027     151,316  121,180,899  65,312,802         --       --  --
New Century*...........  12,315,199  17,583,650   39,244,108  36,351,156         --       --  --
Growth and Income......          --          --           --  27,835,407  5,722,390       --  --
Balanced Assets........          --          --    8,896,612  55,685,563  3,874,552       --  --
International Equity*..  13,755,719          --           --          --         --       --  --
Value..................          --          --           --          --         --       --  --
Disciplined Growth.....          --          --   13,578,150   4,260,050    594,906  177,899  --
International Small-Cap          --          --           --          --         --       --  --

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


   The Funds indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended September 30, 2007.

                        Capital Loss
                        Carryforward
Fund                      Utilized
----                    ------------
Blue Chip Growth....... $ 4,529,567
Growth Opportunities...  11,657,513
New Century............  18,768,373
Growth and Income......  14,900,525
Balanced Assets........  10,059,461
International Equity...   5,232,853
Value..................          --
Disciplined Growth.....  10,300,713
International Small-Cap   1,191,758

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended September 30, 2007, the Funds elected to defer capital losses as follows:

                     Deferred Deferred
                      Post-    Post-
                     October  October
                     Capital  Currency
Fund                   Loss     Loss
----                 -------- --------
New Century.........   $--    $    190
International Equity    --     107,024

Note 8. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                             Blue Chip Growth Fund
                         --------------------------------------------------------------------------------------------
                                             Class A                                        Class B
                         ----------------------------------------------  --------------------------------------------
                                 For the                 For the                For the                For the
                               year ended              year ended              year ended             year ended
                           September 30, 2007      September 30, 2006      September 30, 2007     September 30, 2006
                         ----------------------  ----------------------  ---------------------  ---------------------
                          Shares      Amount      Shares      Amount      Shares      Amount     Shares      Amount
                         --------  ------------  --------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)(4)  272,319  $  4,717,820   286,191  $  4,393,307    61,910  $   927,860   107,187  $ 1,479,959
Reinvested dividends....       --            --        --            --        --           --        --           --
Shares redeemed (1)(2).. (656,693)  (11,104,067) (861,719)  (13,297,858) (449,635)  (6,803,173) (511,064)  (7,023,069)
                         --------  ------------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease). (384,374) $ (6,386,247) (575,528) $ (8,904,551) (387,725) $(5,875,313) (403,877) $(5,543,110)
                         ========  ============  ========  ============  ========  ===========  ========  ===========

--------
(1)For the year ended September 30, 2007, includes automatic conversion of 205,245 shares of Class B shares in the amount of $3,153,549 to 181,415 shares of Class A shares in the amount of $3,153,549.
(2)For the year ended September 30, 2006, includes automatic conversion of 140,669 shares of Class B shares in the amount of $1,929,214 to 125,387 shares of Class A shares in the amount of $1,929,214.
(3)For the year ended September 30, 2007, includes automatic conversion of 17,217 shares of Class C shares in the amount of $262,954 to 15,124 shares of Class A shares in the amount of $262,954.
(4)For the year ended September 30, 2006, includes automatic conversion of 13,646 shares of Class C shares in the amount of $184,614 to 12,078 shares of Class A shares in the amount of $184,614.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


                                                             Blue Chip Growth Fund
                         ---------------------------------------------------------------------------------------------
                                             Class C                                        Class I
                         ----------------------------------------------  ---------------------------------------------
                                 For the                 For the                 For the                For the
                               year ended              year ended              year ended              year ended
                           September 30, 2007      September 30, 2006      September 30, 2007      September 30, 2006
                         ----------------------  ----------------------  ----------------------  ---------------------
                          Shares      Amount      Shares      Amount      Shares      Amount      Shares      Amount
                         --------  ------------  --------  ------------  --------  ------------  --------  -----------
Shares sold.............   18,808  $    279,270    42,327  $    583,163     6,566  $    112,457    10,100  $   157,155
Reinvested dividends....       --            --        --            --        --            --        --           --
Shares redeemed (3)(4).. (104,067)   (1,557,478) (105,697)   (1,448,494)  (11,604)     (197,959)  (64,498)  (1,009,458)
                         --------  ------------  --------  ------------  --------  ------------  --------  -----------
Net increase (decrease).  (85,259) $ (1,278,208)  (63,370) $   (865,331)   (5,038) $    (85,502)  (54,398) $  (852,303)
                         ========  ============  ========  ============  ========  ============  ========  ===========

                                                           Growth Opportunities Fund
                         ---------------------------------------------------------------------------------------------
                                             Class A                                        Class B
                         ----------------------------------------------  ---------------------------------------------
                                 For the                 For the                 For the                For the
                               year ended              year ended              year ended              year ended
                           September 30, 2007      September 30, 2006      September 30, 2007      September 30, 2006
                         ----------------------  ----------------------  ----------------------  ---------------------
                          Shares      Amount      Shares      Amount      Shares      Amount      Shares      Amount
                         --------  ------------  --------  ------------  --------  ------------  --------  -----------
Shares sold (5)(6)(7)(8)  467,598  $  9,161,091   308,492  $  5,164,212    57,020  $    971,620    76,853  $ 1,138,934
Reinvested dividends....       --            --        --            --        --            --        --           --
Shares redeemed (5)(6).. (607,841)  (11,673,643) (858,318)  (14,201,135) (584,520)  (10,064,774) (558,658)  (8,294,844)
                         --------  ------------  --------  ------------  --------  ------------  --------  -----------
Net increase (decrease). (140,243) $ (2,512,552) (549,826) $ (9,036,923) (527,500) $ (9,093,154) (481,805) $(7,155,910)
                         ========  ============  ========  ============  ========  ============  ========  ===========

                                                           Growth Opportunities Fund
                         ---------------------------------------------------------------------------------------------
                                             Class C                                        Class I
                         ----------------------------------------------  ---------------------------------------------
                                 For the                 For the                 For the                For the
                               year ended              year ended              year ended              year ended
                           September 30, 2007      September 30, 2006      September 30, 2007      September 30, 2006
                         ----------------------  ----------------------  ----------------------  ---------------------
                          Shares      Amount      Shares      Amount      Shares      Amount      Shares      Amount
                         --------  ------------  --------  ------------  --------  ------------  --------  -----------
Shares sold.............   73,251  $  1,243,056    35,295  $    519,835       900  $     17,303     6,157  $   104,273
Reinvested dividends....       --            --        --            --        --            --        --           --
Shares redeemed (7)(8).. (203,387)   (3,485,346) (253,692)   (3,730,537)  (17,924)     (341,263)  (88,753)  (1,461,430)
                         --------  ------------  --------  ------------  --------  ------------  --------  -----------
Net increase (decrease). (130,136) $ (2,242,290) (218,397) $ (3,210,702)  (17,024) $   (323,960)  (82,596) $(1,357,157)
                         ========  ============  ========  ============  ========  ============  ========  ===========

--------
(3)For the year ended September 30, 2007, includes automatic conversion of 17,217 shares of Class C shares in the amount of $262,954 to 15,124 shares of Class A shares in the amount of $262,954.
(4)For the year ended September 30, 2006, includes automatic conversion of 13,646 shares of Class C shares in the amount of $184,614 to 12,078 shares of Class A shares in the amount of $184,614.
(5)For the year ended September 30, 2007, includes automatic conversion of 277,289 shares of Class B shares in the amount of $4,814,621 to 244,697 shares of Class A shares in the amount of $4,814,621.
(6)For the year ended September 30, 2006, includes automatic conversion of 89,673 shares of Class B shares in the amount of $1,335,833 to 79,800 shares of Class A shares in the amount of $1,335,833.
(7)For the year ended September 30, 2007, includes automatic conversion of 15,202 shares of Class C shares in the amount of $266,305 to 13,404 shares of Class A shares in the amount of $266,305.
(8)For the year ended September 30, 2006, includes automatic conversion of 14,961 shares of Class C shares in the amount of $217,480 to 13,265 shares of Class A shares in the amount of $217,480.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


                                                                 New Century Fund
                          ----------------------------------------------------------------------------------------------
                                               Class A                                         Class B
                          ------------------------------------------------  --------------------------------------------
                                  For the                  For the                 For the                For the
                                year ended               year ended               year ended             year ended
                            September 30, 2007       September 30, 2006       September 30, 2007     September 30, 2006
                          ----------------------  ------------------------  ---------------------  ---------------------
                           Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)....  349,824  $  7,584,889     251,417  $  4,619,033    41,725  $ 1,374,288    52,369  $   849,797
Shares issued in merger +  456,997     9,556,448          --            --   378,511    6,906,165        --           --
Shares redeemed (1)(2)... (867,696)  (20,403,970) (1,032,640)  (18,939,346) (324,871)  (6,113,256) (241,463)  (3,911,556)
                          --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..  (60,875) $ (3,262,633)   (781,223) $(14,320,313)   95,365  $ 2,167,197  (189,094) $(3,061,759)
                          ========  ============  ==========  ============  ========  ===========  ========  ===========

                                          New Century Fund
                          ------------------------------------------------
                                               Class C
                          ------------------------------------------------
                                  For the                  For the
                                year ended               year ended
                            September 30, 2007       September 30, 2006
                          ----------------------  ------------------------
                           Shares      Amount       Shares       Amount
                          --------  ------------  ----------  ------------
Shares sold..............   30,355  $  1,513,139      18,023  $    288,668
Shares issued in merger +  263,342     4,832,027          --            --
Shares redeemed (3)...... (100,822)   (1,920,423)    (33,993)     (549,978)
                          --------  ------------  ----------  ------------
Net increase (decrease)..  192,875  $  4,424,743     (15,970) $   (261,310)
                          ========  ============  ==========  ============

--------
(1)For the year ended September 30, 2007, includes automatic conversion of 165,359 shares of Class B shares in the amount of $3,144,259 to 144,044 shares of Class A shares in the amount of $3,144,259.
(2)For the year ended September 30, 2006, includes automatic conversion of 94,711 shares of Class B shares in the amount of $1,533,530 to 83,219 shares of Class A shares in the amount of $1,533,530.
(3)For the year ended September 30, 2007, includes automatic conversion of 79 shares of Class C shares in the amount of $1,590 to 69 shares of Class A shares in the amount of $1,590.
+  See Note 2.

                                                                Growth and Income Fund
                         ----------------------------------------------------------------------------------------------------
                                               Class A                                            Class B
                         --------------------------------------------------  ------------------------------------------------
                                  For the                   For the                  For the                  For the
                                year ended                year ended               year ended               year ended
                            September 30, 2007        September 30, 2006       September 30, 2007       September 30, 2006
                         ------------------------  ------------------------  ----------------------  ------------------------
                           Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                         ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold (1)(2)(3)(4)  1,024,726  $ 15,049,599   1,037,304  $ 13,187,347    88,044  $  1,200,393     138,475  $  1,670,363
Reinvested dividends....         --            --       7,291        92,385        --            --          --            --
Shares redeemed (1)(2).. (1,415,515)  (20,646,675) (1,733,300)  (22,055,189) (913,913)  (12,582,078) (1,498,815)  (18,023,263)
                         ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease).   (390,789) $ (5,597,076)   (688,705) $ (8,775,457) (825,869) $(11,381,685) (1,360,340) $(16,352,900)
                         ==========  ============  ==========  ============  ========  ============  ==========  ============

--------
(1)For the year ended September 30, 2007, includes automatic conversion of 465,198 shares of Class B shares in the amount of $6,461,560 to 436,352 shares of Class A shares in the amount of $6,461,560.
(2)For the year ended September 30, 2006, includes automatic conversion of 569,345 shares of Class B shares in the amount of $6,846,288 to 537,783 shares of Class A shares in the amount of $6,846,288.
(3)For the year ended September 30, 2007, includes automatic conversion of 102,570 shares of Class C shares in the amount of $1,439,849 to 96,087 shares of Class A shares in the amount of $1,439,849.
(4)For the year ended September 30, 2006, includes automatic conversion of 257,374 shares of Class C shares in the amount of $3,090,506 to 244,371 shares of Class A shares in the amount of $3,090,506.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)

                                                               Growth and Income Fund
                         -------------------------------------------------------------------------------------------------
                                               Class C                                          Class I
                         --------------------------------------------------  ---------------------------------------------
                                  For the                   For the                 For the                 For the
                                year ended                year ended               year ended             year ended
                            September 30, 2007        September 30, 2006       September 30, 2007     September 30, 2006
                         ------------------------  ------------------------  ---------------------  ----------------------
                           Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold.............     69,560  $    943,742      50,775  $    607,720     3,981  $    57,853     4,901  $     62,493
Reinvested dividends....         --            --          --            --        --           --       167         2,121
Shares redeemed (3)(4)..   (585,816)   (8,047,218) (1,122,450)  (13,426,842)   (5,169)     (76,734)  (44,644)     (560,171)
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease).   (516,256) $ (7,103,476) (1,071,675) $(12,819,122)   (1,188) $   (18,881)  (39,576) $   (495,557)
                         ==========  ============  ==========  ============  ========  ===========  ========  ============

                                                                Balanced Assets Fund
                         -------------------------------------------------------------------------------------------------
                                               Class A                                          Class B
                         --------------------------------------------------  ---------------------------------------------
                                  For the                   For the                 For the                 For the
                                year ended                year ended               year ended             year ended
                            September 30, 2007        September 30, 2006       September 30, 2007     September 30, 2006
                         ------------------------  ------------------------  ---------------------  ----------------------
                           Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold (5)(6)(7)(8)    659,237  $  9,995,580     740,185  $ 10,265,397    82,301  $ 1,239,592   103,140  $  1,423,304
Reinvested dividends....    122,714     1,865,233     160,938     2,242,794     7,877      119,339    16,817       233,746
Shares redeemed (5)(6).. (1,840,180)  (27,750,445) (2,374,864)  (32,919,295) (595,400)  (8,989,165) (876,652)  (12,118,388)
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease). (1,058,229) $(15,889,632) (1,473,741) $(20,411,104) (505,222) $(7,630,234) (756,695) $(10,461,338)
                         ==========  ============  ==========  ============  ========  ===========  ========  ============

                                                                Balanced Assets Fund
                         -------------------------------------------------------------------------------------------------
                                               Class C                                          Class I
                         --------------------------------------------------  ---------------------------------------------
                                  For the                   For the                 For the                 For the
                                year ended                year ended               year ended             year ended
                            September 30, 2007        September 30, 2006       September 30, 2007     September 30, 2006
                         ------------------------  ------------------------  ---------------------  ----------------------
                           Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold.............     37,806  $    565,546      59,887  $    822,679     2,467  $    37,069     3,998  $     55,500
Reinvested dividends....      6,854       104,202      11,763       163,790       886       13,500     1,087        15,163
Shares redeemed (7)(8)..   (229,341)   (3,460,624)   (417,497)   (5,771,742)  (14,882)    (226,730)   (6,630)      (92,371)
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease).   (184,681) $ (2,790,876)   (345,847) $ (4,785,273)  (11,529) $  (176,161)   (1,545) $    (21,708)
                         ==========  ============  ==========  ============  ========  ===========  ========  ============

--------
(3)For the year ended September 30, 2007, includes automatic conversion of 102,570 shares of Class C shares in the amount of $1,439,849 to 96,087 shares of Class A shares in the amount of $1,439,849.
(4)For the year ended September 30, 2006, includes automatic conversion of 257,374 shares of Class C shares in the amount of $3,090,506 to 244,371 shares of Class A shares in the amount of $3,090,506.
(5)For the year ended September 30, 2007, includes automatic conversion of 312,489 shares of Class B shares in the amount of $4,744,038 to 311,322 shares of Class A shares in the amount of $4,744,038.
(6)For the year ended September 30, 2006, includes automatic conversion of 289,554 shares of Class B shares in the amount of $4,003,645 to 288,356 shares of Class A shares in the amount of $4,003,645.
(7)For the year ended September 30, 2007, includes automatic conversion of 9,120 shares of Class C shares in the amount of $137,980 to 9,106 shares of Class A shares in the amount of $137,980.
(8)For the year ended September 30, 2006, includes automatic conversion of 29,174 shares of Class C shares in the amount of $403,247 to 29,117 shares of Class A shares in the amount of $403,247.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


                                                                 International Equity Fund
                          ------------------------------------------------------------------------------------------------------
                                                Class A                                             Class B
                          --------------------------------------------------  --------------------------------------------------
                                   For the                   For the                   For the                   For the
                                 year ended                year ended                year ended                year ended
                             September 30, 2007        September 30, 2006        September 30, 2007        September 30, 2006
                          ------------------------  ------------------------  ------------------------  ------------------------
                            Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                          ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold (1)(2)(3)(4).  1,360,169  $ 24,122,022   1,792,340  $ 26,707,517     234,766  $  3,887,709     422,480  $  5,960,828
Reinvested dividends.....         --            --          --            --          --            --          --            --
Shares redeemed (1)(2)... (1,476,609)  (26,115,354) (1,204,676)  (17,947,877)   (552,783)   (9,228,788)   (580,769)   (8,067,772)
                          ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)..   (116,440) $ (1,993,332)    587,664  $  8,759,640    (318,017) $ (5,341,079)   (158,289) $ (2,106,944)
                          ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                 International Equity Fund
                          ------------------------------------------------------------------------------------------------------
                                                Class C                                             Class I
                          --------------------------------------------------  --------------------------------------------------
                                   For the                   For the                   For the                   For the
                                 year ended                year ended                year ended                year ended
                             September 30, 2007        September 30, 2006        September 30, 2007        September 30, 2006
                          ------------------------  ------------------------  ------------------------  ------------------------
                            Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                          ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold..............    340,641  $  5,685,742     499,169  $  6,840,120     140,027  $  2,462,907     318,984  $  4,744,366
Reinvested dividends.....         --            --          --            --          --            --          --            --
Shares redeemed
 (3)(4)(5)(6)............   (351,299)   (5,862,416)   (414,380)   (5,730,063)   (333,525)   (5,907,477)   (263,235)   (4,005,306)
                          ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)..    (10,658) $   (176,674)     84,789  $  1,110,057    (193,498) $ (3,444,570)     55,749  $    739,060
                          ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                        Value Fund
                          ------------------------------------------------------------------------------------------------------
                                                Class A                                             Class B
                          --------------------------------------------------  --------------------------------------------------
                                   For the                   For the                   For the                   For the
                                 year ended                year ended                year ended                year ended
                             September 30, 2007        September 30, 2006        September 30, 2007        September 30, 2006
                          ------------------------  ------------------------  ------------------------  ------------------------
                            Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                          ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold (7)(8)(9)(10)  1,330,412  $ 24,650,750   1,120,447  $ 19,761,774     305,011  $  5,377,534     249,089  $  4,201,032
Reinvested dividends.....    704,045    12,539,044     470,358     8,066,638     284,619     4,810,045     205,229     3,363,708
Shares redeemed (7)(8)... (1,963,578)  (36,336,366) (2,359,246)  (41,370,087) (1,074,442)  (18,893,815) (1,169,879)  (19,607,142)
                          ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)..     70,879  $    853,428    (768,441) $(13,541,675)   (484,812) $ (8,706,236)   (715,561) $(12,042,402)
                          ==========  ============  ==========  ============  ==========  ============  ==========  ============

--------
(1)For the year ended September 30, 2007, includes automatic conversion of 276,480 shares of Class B shares in the amount of $4,654,844 to 258,279 shares of Class A shares in the amount of $4,654,844.
(2)For the year ended September 30, 2006, includes automatic conversion of 213,551 shares of Class B shares in the amount of $2,955,239 to 200,881 shares of Class A shares in the amount of $2,955,239.
(3)For the year ended September 30, 2007, includes automatic conversion of 35,187 shares of Class C shares in the amount of $594,960 to 32,839 shares of Class A shares in the amount of $594,960.
(4)For the year ended September 30, 2006, includes automatic conversion of 62,893 shares of Class C shares in the amount of $842,371 to 59,154 shares of Class A shares in the amount of $824,371.
(5)For the year ended September 30, 2007, net of redemption fees of $2,583, $771, $904, and $320 for Class A, Class B, Class C and Class I shares, respectively.
(6)For the year ended September 30, 2006, net of redemption fees of $3,190, $1,102, $1,103 and $501 for Class A, Class B, Class C and Class I shares, respectively.
(7)For the year ended September 30, 2007, includes automatic conversion of 559,465 shares of Class B shares in the amount of $9,849,109 to 529,830 shares of Class A shares in the amount of $9,849,109.
(8)For the year ended September 30, 2006, includes automatic conversion of 414,287 shares of Class B shares in the amount of $6,940,648 to 395,001 shares of Class A shares in the amount of $6,940,648.
(9)For the year ended September 30, 2007, includes automatic conversion of 7,899 shares of Class C shares in the amount of $138,746 to 7,473 shares of Class A shares in the amount of $138,746.
(10)For the year ended September 30, 2006, includes automatic conversion of 3,114 shares of Class C shares in the amount of $38,164 to 3,019 shares of Class A shares in the amount of $38,164.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


                                                               Value Fund
                        ----------------------------------------------------------------------------------------
                                            Class C                                      Class I
                        ----------------------------------------------  ----------------------------------------
                                For the                 For the              For the              For the
                              year ended              year ended            year ended           year ended
                          September 30, 2007      September 30, 2006    September 30, 2007   September 30, 2006
                        ----------------------  ----------------------  -----------------  ---------------------
                         Shares      Amount      Shares      Amount     Shares    Amount    Shares      Amount
                        --------  ------------  --------  ------------  ------  ---------  --------  -----------
Shares sold............  234,527  $  4,126,128   220,948  $  3,715,419     654  $  12,289    42,694  $   745,901
Reinvested dividends...  198,577     3,355,958   147,920     2,422,937     199      3,531    14,121      241,900
Shares redeemed (9)(10) (902,862)  (15,771,477) (861,447)  (14,432,704) (8,370)  (162,102) (220,088)  (3,918,465)
                        --------  ------------  --------  ------------  ------  ---------  --------  -----------
Net increase (decrease) (469,758) $ (8,289,391) (492,579) $ (8,294,348) (7,517) $(146,282) (163,273) $(2,930,664)
                        ========  ============  ========  ============  ======  =========  ========  ===========

                                          Value Fund
                        ----------------------------------------------
                                            Class Z
                        ----------------------------------------------
                                For the                 For the
                              year ended              year ended
                          September 30, 2007      September 30, 2006
                        ----------------------  ----------------------
                         Shares      Amount      Shares      Amount
                        --------  ------------  --------  ------------
Shares sold............  509,315  $  9,851,572   327,401  $  5,980,931
Reinvested dividends...  161,535     2,988,389    75,381     1,333,483
Shares redeemed........ (128,127)   (2,450,744) (158,366)   (2,868,969)
                        --------  ------------  --------  ------------
Net increase (decrease)  542,723  $ 10,389,217   244,416  $  4,445,445
                        ========  ============  ========  ============

--------
(9)For the year ended September 30, 2007, includes automatic conversion of 7,899 shares of Class C shares in the amount of $138,746 to 7,473 shares of Class A shares in the amount of $138,746.
(10)For the year ended September 30, 2006, includes automatic conversion of 3,114 shares of Class C shares in the amount of $38,164 to 3,019 shares of Class A shares in the amount of $38,164.

                                                          Disciplined Growth Fund#
                        --------------------------------------------------------------------------------------------
                                            Class A                                        Class B
                        ----------------------------------------------  --------------------------------------------
                                For the                 For the                For the                For the
                              year ended              year ended              year ended             year ended
                          September 30, 2007      September 30, 2006      September 30, 2007     September 30, 2006
                        ----------------------  ----------------------  ---------------------  ---------------------
                         Shares      Amount       Shares      Amount     Shares      Amount     Shares      Amount
                        --------  ------------  ---------  -----------  --------  -----------  --------  -----------
Shares sold (1)(2).....  532,983  $  7,889,774  1,402,693  $18,992,948    24,300  $   356,197    78,337  $ 1,037,524
Reinvested dividends...       --            --      3,627       44,146        --           --       109        1,276
Shares redeemed (1)(2). (776,777)  (11,139,424)  (635,487)  (8,323,021) (422,344)  (5,886,295) (666,910)  (8,467,051)
                        --------  ------------  ---------  -----------  --------  -----------  --------  -----------
Net increase (decrease) (243,794) $ (3,249,650)   770,833  $10,714,073  (398,044) $(5,530,098) (588,464) $(7,428,251)
                        ========  ============  =========  ===========  ========  ===========  ========  ===========

                                   Disciplined Growth Fund#
                        ----------------------------------------------
                                            Class C
                        ----------------------------------------------
                                For the                 For the
                              year ended              year ended
                          September 30, 2007      September 30, 2006
                        ----------------------  ----------------------
                         Shares      Amount       Shares      Amount
                        --------  ------------  ---------  -----------
Shares sold............  158,305  $  2,312,884  1,260,574  $16,302,699
Reinvested dividends...       --            --        105        1,242
Shares redeemed........ (559,493)   (7,777,003)  (349,343)  (4,349,453)
                        --------  ------------  ---------  -----------
Net increase (decrease) (401,188) $ (5,464,119)   911,336  $11,954,488
                        ========  ============  =========  ===========

--------
(1)For the year ended September 30, 2007, includes automatic conversion of 285,157 shares of Class B shares in the amount of $3,980,961 to 273,229 shares of Class A shares in the amount of $3,980,961.
(2)For the year ended September 30, 2006, includes automatic conversion of 239,315 shares of Class B shares in the amount of $3,094,224 to 230,195 shares of Class A shares in the amount of $3,094,224.
#  See Note 1

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)

                                                   International Small-Cap Fund
                        ------------------------------------------------------------------------------------
                                           Class A                                   Class B
                        --------------------------------------------  --------------------------------------
                                                      For the                                  For the
                               For the          period May 2, 2006@         For the       period May 2, 2006@
                             year ended               through             year ended           through
                         September 30, 2007     September 30, 2006    September 30, 2007  September 30, 2006
                        --------------------  ----------------------  ------------------  ------------------
                         Shares     Amount      Shares      Amount     Shares    Amount   Shares    Amount
                        -------  -----------  ---------  -----------  -------  ---------  ------   --------
Shares sold............ 335,947  $ 4,376,150  1,979,431  $24,347,088   43,182  $ 571,843  53,478   $612,219
Reinvested dividends...      --           --         --           --       --         --      --         --
Shares redeemed (1)(2). (83,528)  (1,082,480)   (28,793)    (311,514) (11,022)  (145,437)   (557)    (6,051)
                        -------  -----------  ---------  -----------  -------  ---------  ------   --------
Net increase (decrease) 252,419  $ 3,293,670  1,950,638  $24,035,574   32,160  $ 426,406  52,921   $606,168
                        =======  ===========  =========  ===========  =======  =========  ======   ========

                                International Small-Cap Fund
                        --------------------------------------------
                                           Class C
                        --------------------------------------------
                                                      For the
                               For the          period May 2, 2006@
                             year ended               through
                         September 30, 2007     September 30, 2006
                        --------------------  ----------------------
                         Shares     Amount      Shares      Amount
                        -------  -----------  ---------  -----------
Shares sold............ 152,986  $ 2,062,450    313,677  $ 3,605,692
Reinvested dividends...      --           --         --           --
Shares redeemed (1).... (72,183)    (878,788)    (8,463)     (93,043)
                        -------  -----------  ---------  -----------
Net increase (decrease)  80,803  $ 1,183,662    305,214  $ 3,512,649
                        =======  ===========  =========  ===========

--------
(1)For the year ended September 30, 2007, net of redemption fees of $1,504, $47, and $218 for Class A, Class B, and Class C shares, respectively.
(2)For the year ended September 30, 2007, includes automatic conversion of 6,170 shares of Class B shares in the amount of $82,165 to 6,131 shares of Class A shares in the amount of $82,165.
@  Commencement of operations

Note 9. Line of Credit

   The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the year ended September 30, 2007, the following Funds had borrowings:

                                                       Weighted
                        Days     Interest Average Debt Average
Fund                 Outstanding Charges    Utilized   Interest
----                 ----------- -------- ------------ --------
Blue Chip Growth....       1     $    56   $  346,258    5.81%
Growth and Income...      14       1,266      558,120    5.83
Balanced Assets.....       8         244      190,065    5.77
International Equity      49       5,240      666,585    5.78
Disciplined Growth..     111      19,732    1,111,675    5.77

   At September 30, 2007, there were no borrowings outstanding.

Note 10. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended September 30, 2007, none of the Funds participated in this program.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (continued)


Note 11. Trustees Retirement Plan

   The Trustees of the SunAmerica Equity Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                               Retirement Plan Retirement Plan Retirement Plan
                                  Liability        Expense        Payments
                               --------------- --------------- ---------------
Fund                                      As of September 30, 2007
----                           -----------------------------------------------
Blue Chip Growth..............     $28,288         $1,062          $2,147
Growth Opportunities..........      24,322          1,058           1,589
New Century...................      49,259          1,283           3,418
Growth and Income.............      38,051          1,722           2,250
Balanced Assets...............      77,064          2,395           6,236
International Equity..........      18,248          1,636           1,153
Value.........................      32,260          3,386           1,836
Disciplined Growth............      10,751            760             546
International Small-Cap Equity         250            250              --

Note 12. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund and International Small-Cap Fund. At September 30, 2007, the International Equity Fund and International Small-Cap Fund had approximately 16% and 28%, respectively, of their net assets invested in equity securities of companies domiciled in Japan.

Note 13. Other Information

   The matter related to AIG's settlement with the Securities and Exchange Commission (the "Commission") and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the "Order") pursuant to Section 9(c) of the 1940 Act, to AIG and certain affiliated persons of AIG, including AIG SunAmerica, AIGGIC and SACS. The Order permits each entity to continue to provide advisory or distribution services to the Funds, as applicable. There has been no adverse impact to the Funds or the Funds' shareholders.

        SunAmerica Equity Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of SunAmerica Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, SunAmerica International Equity Fund, and SunAmerica New Century Fund as of September 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. Additionally, we have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SunAmerica Value Fund, and SunAmerica Disciplined Growth Fund (formerly the SunAmerica Tax Managed Equity Fund) as of September 30, 2007, and the related statements of operations, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. Additionally, we have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SunAmerica International Small-Cap Fund as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the each of the periods presented through October 31, 2003 for the SunAmerica Value Fund and SunAmerica Disciplined Growth Fund were audited by other auditors whose report dated December 17, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, SunAmerica International Equity Fund, and SunAmerica New Century Fund, as of September 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica Value Fund and SunAmerica Disciplined Growth Fund as of September 30, 2007, the results of their operations, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica International Small-Cap Fund as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


             Houston, Texas
             November 21, 2007          [LOGO] Ernst & Young LLP

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2007 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreement

The Board, including the Disinterested Trustees who are not interested persons of SunAmerica Equity Funds (the "Trust") or its separate series (each a "Fund" and collectively, the "Funds"), AIG SunAmerica or AIGGIC, approved the continuation of the Investment Advisory and Management Agreement between the Fund and AIG SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2008 at a meeting held on August 27, 2007. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement, as amended,/1/ between AIG SunAmerica and AIGGIC (the "Subadvisory Agreement") with respect to the International Equity Fund and the International Small-Cap Fund for a one-year period ending August 31, 2008.

In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by the Adviser and Subadviser. The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by AIG SunAmerica and AIGGIC. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica would provide office space, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including AIGGIC.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of AIG SunAmerica and concluded, based on their experience and interaction with AIG SunAmerica, that: (i) AIG SunAmerica is able to retain quality portfolio managers and other personnel; (ii) AIG SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) AIG SunAmerica had been responsive to requests of the Board; and (iv) AIG SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of July 31, 2007, AIG SunAmerica managed, advised an/or administered approximately $56.2 billion in assets. The Board also considered AIG SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered AIG SunAmerica's compliance and regulatory history, and noted that with respect to AIG's settlement with the Commission and other governmental authorities, AIG SunAmerica applied for a permanent exemptive order granting relief from the provisions of Section 9(a) of the 1940 Act./2/

--------
/1/ The Subadvisory Agreement was amended in order to comply with the requirements of the exemptive rules relating to subadvisory affiliates (Rules 17a-10, 10f-3, 12d3-1 and 17e-1 under the 1940 Act) so that the Fund can rely on these provisions. These provisions permit certain exemptions for transactions with subadvisory affiliates.
/2/ Please see Note 13 to the Financial Statements contained in this annual report for additional information regarding final resolution of this matter.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2007 -- (unaudited) (continued)


With respect to the International Equity Fund and the International Small-Cap Fund, for which AIG SunAmerica has delegated daily investment management responsibilities to AIGGIC, the Board also considered the nature, quality and extent of subadvisory services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by each of the International Equity Fund and International Small-Cap Fund. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the International Equity Fund and International Small-Cap Fund and concluded, based on their experience with AIGGIC, that: (i) AIGGIC is able to retain high quality portfolio managers and other investment personnel; (ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AIGGIC had been responsive to requests of the Board and of AIG SunAmerica. The Board considered that AIGGIC has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the International Equity Fund and the International Small-Cap Fund as set forth in the Prospectus. The Board also considered AIGGIC's code of ethics, compliance and regulatory history, and noted that AIGGIC also applied for a permanent exemptive order from the provisions of Section 9(a) of the 1940 Act with respect to AIG's settlement with the SEC and other governmental authorities./1/ The Board concluded that the nature and extent of services to be provided by AIGGIC under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance. The Board, including the Disinterested Trustees, also considered the investment performance of AIG SunAmerica and AIGGIC with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as determined by Lipper, Inc. ("Lipper") and to an appropriate index or combination of indices. The Board also noted that it regularly reviews the performance of the Funds throughout the year.

In preparation for the August 27, 2007 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended June 30, 2007. The Board also received a report prepared by AIG SunAmerica that detailed the Funds' performance for the three- and six-month periods ended June 30, 2007.

Specifically, the Board considered that the SunAmerica Disciplined Growth Fund and SunAmerica International Equity Fund each ranked in the fifth quintile of its respective Peer Group during the one-year period ended June 30, 2007 but had also ranked in the first and third quintile for the prior three-year period, and in the first and second quintile for the prior five-year period, respectively. With respect to the SunAmerica Disciplined Growth Fund, the Board noted the recent change to its investment goal, principal investment strategy and principal investment techniques and considered that the Fund's performance has improved since these changes were implemented noting that the Fund ranked in the third quintile and outperformed its index for the prior three-month period. Additionally, the Board considered that while SunAmerica International Small-Cap Fund has ranked in the fourth quintile for the prior one-year period, it has demonstrated improved performance over shorter periods noting that the Fund ranked in the third quintile and outperformed its index for the prior three-month period.

The Board further considered that the SunAmerica Growth Opportunities Fund had demonstrated improved performance and ranked in the first quintile of its Peer Group for the prior one-year period and that the SunAmerica Balanced Assets Fund had improved performance during each of the one-, two- and three-year periods and ranked in the third quintile for such periods. With respect to the SunAmerica New Century Fund and SunAmerica Growth Opportunities Fund the Board observed that both Funds ranked in the third quintile for the three- and five-year periods, but that the SunAmerica New Century Fund ranked in the first quintile and the SunAmerica Growth Opportunities Fund in the second quintile for the prior one-year periods. Additionally, the Board observed that the SunAmerica Value Fund ranked in the third quintile for the prior one- and three-year periods but that it provided strong returns over the prior five- and ten-year periods. With respect to the SunAmerica Blue Chip Growth Fund, the Board observed that its performance had improved as compared to its three- and five-year periods and that it ranked in the second quintile for the prior one-year period.

The Board acknowledged AIG SunAmerica's commitment to enhance the Investments Department, including the addition of new analysts and changes to portfolio managers where necessary in prior years and noted that these measures have appeared to generally

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2007 -- (unaudited) (continued)

result in improved performance. The Board noted, however, that certain Funds continued to underperform and that the Board would continue to monitor performance on an on going basis and in connection with its consideration of the advisory agreements.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by the Adviser, Subadvisers and their Affiliates from the Relationship with the Funds. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to AIG SunAmerica pursuant to the Advisory Agreement and the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by AIG SunAmerica, AIGGIC or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Fund to AIG SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual advisory fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica with respect to each class of the SunAmerica International Equity Fund, SunAmerica Value Fund, SunAmerica Disciplined Growth Fund and SunAmerica International Small-Cap Fund, as well as the Class I shares of the SunAmerica Blue Chip Growth Fund, SunAmerica Growth Opportunities Fund, SunAmerica Growth and Income Fund and SunAmerica Balanced Assets Fund. The Board compared each Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether AIG SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board also considered advisory fees received by AIG SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds. The Board noted the advisory fee paid by the Funds were reasonable as compared to the fees AIG SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether AIGGIC was providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by AIG SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by AIG SunAmerica and the amount of the management fees which it retained. The Board also considered advisory fees received by AIGGIC with respect to other mutual funds and accounts with similar investment strategies to the SunAmerica International Equity Fund and SunAmerica International Small-Cap Fund. The Board noted that the subadvisory fees paid by AIG SunAmerica to AIGGIC were reasonable as compared to fees AIGGIC receives for other mutual funds and accounts for which it serves as adviser or subadviser.

In addition, the Board received and reviewed financial statements relating to AIG SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by AIG SunAmerica and its affiliates that provide services to the Funds. In particular, the Board considered the profitability of AIG SunAmerica under the Advisory Agreement, and considered the profitability of AIG SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Agreements. Additionally, the Board considered whether AIG SunAmerica, AIGGIC and its affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of AIG SunAmerica and AIGGIC, serves as custodian with respect to certain shareholder retirement accounts that are administered by AIG SunAmerica and receives a fee payable by the qualifying shareholders.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2007 -- (unaudited) (continued)


The Board also reviewed AIGGIC's financial statements and considered whether AIGGIC had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the International Equity Fund and International Small-Cap Fund to date.

The Board concluded that AIG SunAmerica and AIGGIC had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that the Funds in the AIG SunAmerica complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that the SunAmerica Blue Chip Growth Fund, SunAmerica Growth Opportunities Fund, SunAmerica New Century Fund, SunAmerica Balanced Assets Fund, SunAmerica Growth and Income Fund, and SunAmerica Value Fund had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that, with the exception of the New Century Fund, AIG SunAmerica has agreed to contractually cap the total annual operating expenses of one or more classes of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to AIGGIC's management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding AIG SunAmerica's and AIGGIC's brokerage and soft dollar practices. The Board considered that AIG SunAmerica and AIGGIC are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that they receive reports from AIG SunAmerica and from an independent third party which included information on brokerage commissions and execution throughout the year and that commissions paid had generally been reasonable and the quality of brokerage execution had generally been high. The Board also considered the benefits AIG SunAmerica and AIGGIC derive from their soft dollar arrangements, including arrangement under which brokers provide brokerage and/or research services to AIG SunAmerica and/or AIGGIC in return for allocating brokerage.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement with respect to International Equity Fund and International Small-Cap Fund, each for a one-year period ending August 31, 2008. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2007 -- (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                 Number of
                        Position     Term of                                   Portfolios in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by       Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)        Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------- -----------------------------
Disinterested Trustees

Jeffrey S. Burum        Trustee    2004-Present  Founder and CEO of                 42       None
DOB: February 27, 1963                           Sourthern California
                                                 Development Corporation/
                                                 National Housing
                                                 Development Corporation
                                                 (1992 to present); Founder,
                                                 Owner and Partner of
                                                 Colonies Crossroads, Inc.
                                                 (1999 to present); Owner and
                                                 Managing Member of
                                                 Diversified Pacific
                                                 Development Group LLC
                                                 (1998 to present).

Dr. Judith L. Craven    Trustee    2001-Present  Retired.                           89       Director, Belo Corp. (1992 to
DOB: October 6, 1945                                                                         present); Director, Sysco
                                                                                             Corp. (1996 to present);
                                                                                             Director, Luby's, Inc. (1998
                                                                                             to present): Director,
                                                                                             University of Texas Board of
                                                                                             Regents (2001-present).

William F. Devin        Trustee    2001-Present  Retired.                           90       Director, Boston Options
DOB: December 30, 1938                                                                       Exchange (1985-present).

Samuel M. Eisenstat     Chairman   1986-Present  Attorney, solo practitioner.       51       Director, North European Oil
DOB: March 7, 1940      of the                                                               Royalty Trust.
                        Board

Stephen J. Gutman       Trustee    1986-Present  Senior Associate, Corcoran         51       None
DOB: May 10, 1943                                Group (Real Estate) (2003 to
                                                 present); President and
                                                 Member of Managing
                                                 Directors, Beau Brummell-
                                                 Soho LLC (licensing of
                                                 menswear specialty retailing
                                                 and other activities) (June
                                                 1988 to present).

William J. Shea         Trustee    2004-Present  Managing Partner, DLB              51       Director, Boston Private
DOB: February 9, 1948                            Capital, LLC (Private Equity)               Financial Holdings (October
                                                 (2006-Present) President and                2004 to present).
                                                 CEO, Conseco, Inc. (Financial
                                                 Services) (2001-2004);
                                                 Chairman of the Board of
                                                 Centennial Technologies, Inc.
                                                 (1998 to 2001).

Interested Trustee

Peter A. Harbeck(3)     Trustee    1995-Present  President, CEO and Director,       98       None
DOB: January 23, 1954                            AIG SunAmerica. (August
                                                 1995 to present); Director,
                                                 SACS (August 1993 to
                                                 present) President and CEO,
                                                 AIG Advisor Group, Inc.
                                                 (June 2004 to present).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2007 -- (unaudited) (continued)


                                                                                 Number of
                        Position     Term of                                   Portfolios in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)   Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------- -------------------
Officers

Vincent M. Marra       President   2004-Present  Senior Vice President, AIG         N/A      N/A
DOB: May 28, 1950                                SunAmerica (February 2003
                                                 to present); Chief
                                                 Administrative Officer, Chief
                                                 Operating Officer and Chief
                                                 Financial Officer, Carret &
                                                 Co. LLC (June 2002 to
                                                 February 2003); President
                                                 and Chief Operating Officer,
                                                 Bowne Digital Solutions
                                                 (1999 to May 2002).

Donna M. Handel        Treasurer   2002-Present  Senior Vice President, AIG         N/A      N/A
DOB: June 25, 1966                               SunAmerica (December 2004
                                                 to present); Vice President,
                                                 AIG SunAmerica (1997 to
                                                 December 2004).

Gregory N. Bressler    Secretary   September     Senior Vice President and          N/A      N/A
DOB: November 17, 1966 and Chief   2005 to       General Counsel, AIG
                       Legal       Present       SunAmerica (June 2005 to
                       Officer                   present); Vice President and
                                                 Director of U.S. Asset
                                                 Management Compliance,
                                                 Goldman Sachs Asset
                                                 Management L.P. (June 2004
                                                 to June 2005); Deputy
                                                 General Counsel, Credit
                                                 Suisse Asset Management
                                                 LLC (June 2002 to June
                                                 2004); Counsel, Credit Suisse
                                                 Asset Management LLC
                                                 (January 2000 to June 2002).

James Nichols          Vice        2006-present  Director, President and CEO,       N/A      N/A
DOB: April 7, 1966     President                 SACS (July 2006 to present);
                                                 Senior Vice President, SACS
                                                 (March 2002 to July 2006);
                                                 Vice President, AIG
                                                 SunAmerica (1995 to March
                                                 2002).

Cynthia Gibbons        Chief       2005-present  Vice President, AIG                N/A      N/A
DOB: December 6, 1967  Compliance                SunAmerica (August 2002 to
                       Officer                   present); Securities
                                                 Compliance Manager,
                                                 American General
                                                 Investment Management,
                                                 (June 2000 to August 2002).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2007 -- (unaudited) (continued)

                                                                                     Number of
                        Position     Term of                                       Portfolios in
        Name,          Held With    Office and                                     Fund Complex
     Address and       SunAmerica   Length of          Principal Occupations        Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)        During Past 5 Years         Trustee(1)   Held by Trustee(2)
---------------------- ---------- -------------- --------------------------------- ------------- -------------------
Nori L. Gabert         Vice        2005-present  Vice President and Deputy              N/A      N/A
DOB: August 15, 1953   President                 General Counsel, AIG
                       and                       SunAmerica (2001 to present);
                       Assistant                 Vice President and Secretary,
                       Secretary                 VALIC Company I and
                                                 VALIC Company II (2000 to
                                                 present); Formerly, Associate
                                                 General Counsel, American
                                                 General Corporation,
                                                 (1997 to 2001).

Timothy Pettee         Vice        2004-         Chief Investment Officer, AIG          N/A      N/A
DOB: April 7, 1958     President   present       SunAmerica (2003-present);
                                                 Executive Vice President and
                                                 Global Director of Research
                                                 Schroder Investment
                                                 Management (2000-2002);
                                                 Director of Research U.S.
                                                 Trust Co. (1998-2000).

Gregory R. Kingston    Vice        2002-present  Vice President, AIG                    N/A      N/A
DOB: January 18, 1966  President                 SunAmerica (2001-present);
                       and                       Formerly, Vice President,
                       Assistant                 American General Investment
                       Treasurer                 Management, L.P.
                                                 (1999-2001)

Matthew J. Hackethal   Anti-       2006-present  CCO, AIG SunAmerica (2006 to           N/A      N/A
DOB: December 31, 1971 Money                     present); Vice President, Credits
                       Laundering                Suisse Asset Management (2001
                       Compliance                to 2006); CCO, Credit Suisse
                       Officer                   Alternative Funds (2005 to
                                                 2006); CCO, Credit Suisse Asset
                                                 Management Securities, Inc.
                                                 (2004 to 2005)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment advisor that is an affiliated person of the Advisor. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (18 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (5 portfolios). AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's Retirement Plan as discussed in Note 11 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SunAmerica Equity Funds
        SHAREHOLDERS TAX INFORMATION -- (unaudited)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to the shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 2007. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. The information necessary to complete your tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2008.

During the year ended September 30, 2007, the Portfolios paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                             Net          Net         Net Long-   Qualifying % for the
                                  Total   Investment   Short-term       Term         70% Dividends
Fund                            Dividends   Income   Capital Gains* Capital Gains Received Deductions
----                            --------- ---------- -------------- ------------- --------------------
Blue Chip Growth Class A.......   $  --     $  --        $  --          $  --              -- %
Blue Chip Growth Class B.......      --        --           --             --               --
Blue Chip Growth Class C.......      --        --           --             --               --
Blue Chip Growth Class I.......      --        --           --             --               --
Growth Opportunities Class A...      --        --           --             --               --
Growth Opportunities Class B...      --        --           --             --               --
Growth Opportunities Class C...      --        --           --             --               --
Growth Opportunities Class I...      --        --           --             --               --
New Century Class A............      --        --           --             --               --
New Century Class B............      --        --           --             --               --
New Century Class C............      --        --           --             --               --
Growth and Income Class A......      --        --           --             --               --
Growth and Income Class B......      --        --           --             --               --
Growth and Income Class C......      --        --           --             --               --
Growth and Income Class I......      --        --           --             --               --
Balanced Assets Class A........    0.24      0.24           --             --            68.65
Balanced Assets Class B........    0.12      0.12           --             --            68.65
Balanced Assets Class C........    0.12      0.12           --             --            68.65
Balanced Assets Class I........    0.29      0.29           --             --            68.65
International Equity Class A...      --        --           --             --               --
International Equity Class B...      --        --           --             --               --
International Equity Class C...      --        --           --             --               --
International Equity Class I...      --        --           --             --               --
Value Class A..................    2.20      0.16         0.68           1.36            60.02
Value Class B..................    2.09      0.05         0.68           1.36            60.02
Value Class C..................    2.09      0.05         0.68           1.36            60.02
Value Class I..................    2.22      0.18         0.68           1.36            60.02
Value Class Z..................    2.26      0.22         0.68           1.36            60.02
Disciplined Growth Class A.....      --        --           --             --               --
Disciplined Growth Class B.....      --        --           --             --               --
Disciplined Growth Class C.....      --        --           --             --               --
International Small-Cap Class A      --        --           --             --               --
International Small-Cap Class B      --        --           --             --               --
International Small-Cap Class C      --        --           --             --               --

--------
* Short-term capital gains are treated as ordinary income for tax purposes.

The International Equity Fund and International Small-Cap Fund intend to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended September 30, 2007 was $242,623 and $43,120, respectively. The gross foreign source income for the information reporting is $2,128,037 and $396,793, respectively

For the year ended September 30, 2007, certain dividends paid by the following funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                           Fund              Income
                           ----            ----------
                           Balanced Assets $2,250,950
                           Value..........  9,883,623

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Equity Funds' portfolios to a similar investment in an index. Please note that "inception", as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Equity Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Blue Chip Growth Fund

For the annual period ended September 30, 2007, the SunAmerica Blue Chip Growth Fund Class A returned 19.44% (before maximum sales charge), outperforming its Russell 1000 Growth Index* benchmark, which returned 19.35% during the period.

Most of the major equity indices registered positive gains for the annual period, led higher by growth stocks. In terms of industry groups, Energy (4.59% weight) was the top-performing group in the Russell 1000 Growth Index, appreciating 49.49%, followed by Materials (3.25% weight) which returned 46.19%. On the other hand, two of the largest constituents in the Russell 1000 Growth Index, Consumer Discretionary (15.38% weight) and Healthcare (17.04% weight) increased a more modest 8.91% and 10.87%, respectively. Information Technology, the index's largest component (24.31% weight), returned 25.59% for the annual period.

With respect to stock sector weightings versus the portfolio's benchmark, the combination of stock selection in the Industrial, Energy, Healthcare and Information Technology groups, as well as a Consumer Discretionary underweight, assisted performance. Conversely, factors that hindered results included security selection in the Consumer Discretionary and Consumer Staples sectors, overweight exposure to the Financial group, and a Materials underweight.

Top-performing investments for the quarter included several technology companies including Apple Inc., Cisco Systems, Google Inc. Class A, and International Business Machines Corp. Schlumberger Ltd., an oil services company, was another top contributor. Portfolio detractors included Motorola Inc., a provider of integrated telecommunications solutions; Amgen Inc., a developer of human therapeutics to fight hematology, cancer and infection diseases; Wesco International Inc., a distributor of electrical products; Cooper Cos., a manufacturer of specialty healthcare products; and Network Appliance, a provider of unified storage solutions for data-intensive enterprises.
--------
Past performance is no guarantee of future results.

* The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Blue Chip Growth Fund Class A shares would have increased to $13,717. The same amount invested in securities mirroring the performance of the S&P 500 Index and the Russell 1000 Growth Index would be valued at $18,893 and $14,894, respectively.

                                    [CHART]

                    Blue Chip                                   Russell 1000
                  Growth Class A/#/       S&P 500 Index         Growth Index
                  -----------------       -------------         ------------
 9/30/1997           $ 9,427                $10,000               $10,000
10/31/1997             9,175                  9,666                 9,630
11/30/1997             9,315                 10,114                10,039
12/31/1997             9,491                 10,287                10,152
 1/31/1998             9,486                 10,401                10,455
 2/28/1998            10,252                 11,150                11,242
 3/31/1998            10,779                 11,721                11,690
 4/30/1998            11,029                 11,839                11,852
 5/31/1998            10,731                 11,636                11,516
 6/30/1998            11,216                 12,108                12,221
 7/31/1998            11,242                 11,979                12,140
 8/31/1998             9,177                 10,250                10,318
 9/30/1998             9,906                 10,906                11,111
10/31/1998            10,508                 11,792                12,004
11/30/1998            11,200                 12,507                12,917
12/31/1998            12,169                 13,227                14,081
 1/31/1999            13,095                 13,780                14,908
 2/28/1999            12,552                 13,352                14,227
 3/31/1999            13,244                 13,886                14,976
 4/30/1999            13,501                 14,424                14,996
 5/31/1999            13,015                 14,084                14,535
 6/30/1999            13,930                 14,865                15,553
 7/31/1999            13,552                 14,402                15,059
 8/31/1999            13,627                 14,330                15,305
 9/30/1999            13,501                 13,938                14,983
10/31/1999            14,496                 14,819                16,115
11/30/1999            15,376                 15,121                16,984
12/31/1999            17,610                 16,011                18,751
 1/31/2000            16,959                 15,207                17,871
 2/29/2000            18,042                 14,919                18,745
 3/31/2000            18,863                 16,378                20,087
 4/30/2000            17,454                 15,886                19,131
 5/31/2000            16,414                 15,560                18,168
 6/30/2000            17,629                 15,943                19,544
 7/31/2000            17,335                 15,694                18,729
 8/31/2000            19,364                 16,669                20,425
 9/30/2000            18,180                 15,789                18,493
10/31/2000            16,783                 15,722                17,618
11/30/2000            14,804                 14,483                15,021
12/31/2000            15,064                 14,553                14,546
 1/31/2001            15,261                 15,070                15,551
 2/28/2001            13,548                 13,696                12,911
 3/31/2001            12,597                 12,828                11,506
 4/30/2001            13,585                 13,825                12,961
 5/31/2001            13,548                 13,918                12,770
 6/30/2001            13,124                 13,579                12,474
 7/31/2001            12,809                 13,445                12,163
 8/31/2001            11,865                 12,604                11,168
 9/30/2001            10,504                 11,586                10,053
10/31/2001            10,848                 11,807                10,581
11/30/2001            11,967                 12,712                11,597
12/31/2001            11,931                 12,824                11,575
 1/31/2002            11,462                 12,637                11,371
 2/28/2002            11,082                 12,393                10,899
 3/31/2002            11,528                 12,859                11,276
 4/30/2002            10,796                 12,079                10,355
 5/31/2002            10,540                 11,990                10,105
 6/30/2002             9,698                 11,136                 9,170
 7/31/2002             8,981                 10,268                 8,666
 8/31/2002             8,952                 10,336                 8,692
 9/30/2002             8,161                  9,212                 7,790
10/31/2002             8,725                 10,023                 8,505
11/30/2002             9,164                 10,613                 8,967
12/31/2002             8,439                  9,990                 8,348
 1/31/2003             8,264                  9,728                 8,145
 2/28/2003             8,227                  9,582                 8,108
 3/31/2003             8,300                  9,675                 8,258
 4/30/2003             8,901                 10,472                 8,869
 5/31/2003             9,303                 11,023                 9,312
 6/30/2003             9,376                 11,164                 9,440
 7/31/2003             9,618                 11,361                 9,675
 8/31/2003             9,830                 11,582                 9,915
 9/30/2003             9,603                 11,459                 9,809
10/31/2003            10,321                 12,107                10,360
11/30/2003            10,372                 12,213                10,469
12/31/2003            10,635                 12,853                10,831
 1/31/2004            10,774                 13,089                11,052
 2/29/2004            10,855                 13,271                11,122
 3/31/2004            10,650                 13,071                10,916
 4/30/2004            10,474                 12,866                10,789
 5/31/2004            10,599                 13,043                10,990
 6/30/2004            10,774                 13,296                11,127
 7/31/2004            10,196                 12,856                10,498
 8/31/2004            10,130                 12,908                10,447
 9/30/2004            10,313                 13,048                10,546
10/31/2004            10,452                 13,247                10,710
11/30/2004            10,789                 13,783                11,079
12/31/2004            11,148                 14,252                11,513
 1/31/2005            10,789                 13,905                11,129
 2/28/2005            10,833                 14,197                11,248
 3/31/2005            10,643                 13,946                11,043
 4/30/2005            10,350                 13,681                10,832
 5/31/2005            10,862                 14,116                11,357
 6/30/2005            10,767                 14,137                11,315
 7/31/2005            11,272                 14,662                11,868
 8/31/2005            11,111                 14,528                11,715
 9/30/2005            11,133                 14,646                11,769
10/31/2005            10,987                 14,402                11,654
11/30/2005            11,440                 14,946                12,157
12/31/2005            11,331                 14,951                12,119
 1/31/2006            11,550                 15,347                12,332
 2/28/2006            11,440                 15,389                12,312
 3/31/2006            11,572                 15,580                12,494
 4/30/2006            11,521                 15,790                12,477
 5/31/2006            11,140                 15,335                12,054
 6/30/2006            11,031                 15,356                12,007
 7/31/2006            10,891                 15,451                11,778
 8/31/2006            11,206                 15,818                12,145
 9/30/2006            11,484                 16,226                12,479
10/31/2006            11,806                 16,755                12,918
11/30/2006            11,953                 17,073                13,174
12/31/2006            11,997                 17,313                13,219
 1/31/2007            12,304                 17,575                13,559
 2/28/2007            12,041                 17,231                13,304
 3/31/2007            12,136                 17,424                13,376
 4/30/2007            12,736                 18,195                14,006
 5/31/2007            13,182                 18,830                14,509
 6/30/2007            13,036                 18,518                14,293
 7/31/2007            12,795                 17,943                14,071
 8/31/2007            13,036                 18,212                14,296
 9/30/2007            13,717                 18,893                14,894



                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
     Blue        Average            Average            Average            Average
     Chip        Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
  Growth Fund    Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    12.55%    19.44%   14.51%    18.51%    17.25%   18.25%   19.79%    19.79%
--------------------------------------------------------------------------------------------
5 Year Return     9.64%    68.07%    9.85%    61.96%     9.99%   61.00%   11.24%    70.34%
--------------------------------------------------------------------------------------------
10 Year Return    3.21%    45.51%    3.19%    36.87%       N/A      N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  6.75%   164.43%    8.47%   526.01%   (0.24)%  (2.04)%    2.66%    16.63%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 10/08/93; Class B: 03/13/85; Class C: 02/02/99;
   Class I: 11/16/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2007, the SunAmerica Blue Chip Growth Class A returned 12.55% compared to 19.35% for the Russell 1000 Growth Index and 16.44% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Growth Opportunities Fund

For the annual period ended September 30, 2007, the SunAmerica Growth Opportunities Fund Class A returned 13.32% (before maximum sales charge), trailing its benchmark, the Russell 2000 Growth Index*, which returned 18.94%. The Fund also trailed its previous benchmark, the Russell Midcap Growth Index**, which returned 21.22%.

The fiscal year began on a promising note, as small-cap stocks outperformed their large-cap counterparts during the Fund's first fiscal quarter, ended December 31, 2006. The market rally was sustained during the second fiscal quarter in anticipation of moderate economic activity and a more benign Federal Reserve. However, the subprime market continued to deteriorate, and fears of a weakening economy increased volatility near the end of the second quarter. After a brief sell-off in the early spring, stocks regained positive momentum as solid employment, profits, and capital spending trends as well as record mergers and acquisitions announcements propelled the equity markets higher. As the third quarter drew to a close, however, inflation fears resurfaced as did concerns about the continued deterioration in the subprime market.

The final quarter of the annual period was extremely volatile. Simultaneous to the weakness in the housing market and the uncertainty that hangs over the job market and American consumer spending, traditional inflationary indicators continue to simmer. Oil broke the $80 level and gold and agricultural commodity prices continued their upward trend. Despite a meltdown in the sub-prime mortgage market and an ensuing liquidity crisis, the markets regained its footing after the Federal Reserve lowered the Federal Funds rate by 50-basis points, to conclude the year with broad-based gains.

Our investment approach remains focused on fundamental research and stock selection as the team conducts extensive research to identify companies with solid growth potential and reasonable valuations. While this strategy proved successful during the majority of the annual period, our focus on growth at reasonable valuation investing was not rewarded as much as we had hoped during the fourth quarter.

With respect to stock sector weightings versus the portfolio's benchmark, the combination of: security selection in the Industrials, Information Technology, Energy and Material groups; Industrials overweight; and underweight exposure to the Consumer Discretionary and Information Technology groups, positively impacted returns.

Stock selection in Consumer Discretionary and Healthcare groups detracted the most from portfolio performance, particularly retailing and healthcare equipment/services companies. Results were further hindered by overweight exposure to the Financials group, the worst performing industry in the Russell 2000 Growth Index.

Ceradyne Inc., NutriSystem Inc., Dynamic Materials Corp., NeuStar Inc. Class A, and Psychiatric Solutions Inc. were among the top contributing securities during the period. Stocks which detracted from performance included E*Trade Financial Corp., Trump Entertainment Resorts Inc., American Reprographics Co., Allot Communications Ltd., and Children's Place Retail Stores Inc.
--------
Past performance is no guarantee of future results.

* The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are not managed and an investor cannot invest directly into an index.
** The Russell Midcap Growth Index measures the performance of those Russell
   Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Indices are not managed and an investor cannot invest directly into an index.

The Fund has replaced the benchmark used for the prior fiscal year (the Russell Midcap Growth Index) with the Russell 2000 Growth Index, which management believes represents a better approximation of performance.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Growth Opportunities Fund Class A shares would have increased to $14,545. The same amount invested in securities mirroring the performance of the Russell 2000 Growth Index and the Russell Midcap Growth Index would be valued at $14,312 and $20,557, respectively.

                                    [CHART]

                 Growth Opportunities        Russell Mid-Cap     Russell 2000
                      Class A/#/              Growth Index       Growth Index
                      ----------             ---------------    --------------
 9/30/1997            $ 9,425                   $10,000            $10,000
10/31/1997              8,960                     9,499              9,399
11/30/1997              8,955                     9,599              9,175
12/31/1997              9,174                     9,725              9,180
 1/31/1998              8,812                     9,550              9,058
 2/28/1998              9,436                    10,448              9,858
 3/31/1998              9,992                    10,886             10,271
 4/30/1998             10,209                    11,034             10,334
 5/31/1998              9,636                    10,580              9,583
 6/30/1998             10,059                    10,879              9,681
 7/31/1998              9,837                    10,413              8,873
 8/31/1998              7,922                     8,426              6,825
 9/30/1998              9,029                     9,063              7,517
10/31/1998              9,068                     9,730              7,909
11/30/1998             10,209                    10,387              8,522
12/31/1998             11,298                    11,462              9,293
 1/31/1999             12,507                    11,806              9,711
 2/28/1999             11,459                    11,229              8,823
 3/31/1999             12,745                    11,854              9,137
 4/30/1999             12,965                    12,394              9,944
 5/31/1999             12,536                    12,235              9,960
 6/30/1999             13,358                    13,089             10,485
 7/31/1999             13,447                    12,672             10,160
 8/31/1999             13,525                    12,541              9,780
 9/30/1999             13,763                    12,434              9,969
10/31/1999             15,132                    13,395             10,224
11/30/1999             16,870                    14,782             11,305
12/31/1999             21,357                    17,342             13,298
 1/31/2000             21,310                    17,338             13,174
 2/29/2000             28,836                    20,983             16,239
 3/31/2000             26,675                    21,005             14,532
 4/30/2000             24,132                    18,966             13,065
 5/31/2000             22,046                    17,584             11,921
 6/30/2000             26,204                    19,449             13,461
 7/31/2000             24,261                    18,218             12,307
 8/31/2000             28,481                    20,965             13,602
 9/30/2000             27,806                    19,940             12,926
10/31/2000             25,550                    18,575             11,877
11/30/2000             19,265                    14,539              9,721
12/31/2000             20,812                    15,304             10,315
 1/31/2001             20,834                    16,179             11,150
 2/28/2001             17,083                    13,380              9,622
 3/31/2001             15,328                    11,465              8,747
 4/30/2001             16,812                    13,376              9,818
 5/31/2001             16,435                    13,314             10,045
 6/30/2001             15,659                    13,321             10,319
 7/31/2001             14,311                    12,422              9,439
 8/31/2001             13,053                    11,522              8,849
 9/30/2001             11,615                     9,618              7,422
10/31/2001             12,360                    10,629              8,136
11/30/2001             13,581                    11,773              8,815
12/31/2001             13,927                    12,220              9,363
 1/31/2002             13,671                    11,824              9,030
 2/28/2002             12,202                    11,153              8,446
 3/31/2002             13,498                    12,005              9,180
 4/30/2002             12,157                    11,369              8,981
 5/31/2002             11,283                    11,030              8,456
 6/30/2002              9,845                     9,813              7,739
 7/31/2002              8,368                     8,859              6,550
 8/31/2002              7,984                     8,828              6,547
 9/30/2002              7,517                     8,127              6,074
10/31/2002              8,218                     8,756              6,381
11/30/2002              8,948                     9,442              7,014
12/31/2002              8,067                     8,871              6,530
 1/31/2003              7,992                     8,784              6,352
 2/28/2003              8,052                     8,708              6,183
 3/31/2003              8,263                     8,870              6,277
 4/30/2003              8,813                     9,474              6,871
 5/31/2003              9,754                    10,386              7,645
 6/30/2003              9,754                    10,534              7,792
 7/31/2003              9,935                    10,910              8,381
 8/31/2003             10,560                    11,511              8,832
 9/30/2003             10,349                    11,288              8,608
10/31/2003             10,892                    12,197              9,352
11/30/2003             11,148                    12,524              9,657
12/31/2003             11,268                    12,661              9,700
 1/31/2004             11,607                    13,079             10,209
 2/29/2004             11,713                    13,298             10,193
 3/31/2004             11,682                    13,273             10,241
 4/30/2004             10,997                    12,898              9,727
 5/31/2004             11,080                    13,202              9,920
 6/30/2004             11,389                    13,412             10,251
 7/31/2004             10,327                    12,524              9,330
 8/31/2004              9,943                    12,370              9,130
 9/30/2004             10,289                    12,831              9,634
10/31/2004             10,477                    13,267              9,869
11/30/2004             11,215                    13,952             10,703
12/31/2004             11,554                    14,620             11,087
 1/31/2005             11,328                    14,229             10,588
 2/28/2005             11,615                    14,589             10,733
 3/31/2005             11,298                    14,376             10,331
 4/30/2005             10,726                    13,807              9,673
 5/31/2005             11,200                    14,598             10,355
 6/30/2005             11,449                    14,869             10,690
 7/31/2005             11,946                    15,737             11,437
 8/31/2005             12,089                    15,641             11,276
 9/30/2005             12,255                    15,843             11,365
10/31/2005             11,841                    15,377             10,945
11/30/2005             12,247                    16,211             11,565
12/31/2005             12,255                    16,389             11,548
 1/31/2006             12,910                    17,371             12,662
 2/28/2006             12,827                    17,157             12,594
 3/31/2006             13,347                    17,636             13,206
 4/30/2006             13,445                    17,711             13,168
 5/31/2006             12,880                    16,877             12,241
 6/30/2006             12,488                    16,808             12,249
 7/31/2006             12,044                    16,206             11,613
 8/31/2006             12,519                    16,579             11,953
 9/30/2006             12,835                    16,958             12,034
10/31/2006             13,468                    17,609             12,813
11/30/2006             14,063                    18,300             13,120
12/31/2006             14,146                    18,136             13,089
 1/31/2007             14,477                    18,796             13,332
 2/28/2007             14,718                    18,755             13,290
 3/31/2007             14,793                    18,854             13,413
 4/30/2007             15,087                    19,681             13,765
 5/31/2007             15,908                    20,480             14,391
 6/30/2007             15,712                    20,125             14,310
 7/31/2007             14,492                    19,674             13,567
 8/31/2007             14,439                    19,781             13,908
 9/30/2007             14,545                    20,557             14,312



                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
    Growth       Average            Average            Average            Average
 Opportunities   Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     6.80%    13.32%    8.58%    12.58%   11.47%    12.47%   13.67%    13.67%
--------------------------------------------------------------------------------------------
5 Year Return    12.77%    93.49%   13.04%    86.61%   13.26%    86.37%   14.43%    96.20%
--------------------------------------------------------------------------------------------
10 Year Return    3.82%    54.32%    3.83%    45.66%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  8.74%   499.54%    6.23%   133.04%    1.09%     9.85%    1.39%     8.46%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 01/28/87; Class B: 10/04/93; Class C: 02/02/99;
   Class I: 11/16/01
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2007, the SunAmerica Growth Opportunities Class A returned 6.80% compared to 18.94% for the Russell 2000 Growth Index and 21.22% for the Russell Midcap Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)

The Fund has replaced the benchmark used in the Line Graph for the prior fiscal year (the Russell Midcap Growth Index) with the Russell 2000 Growth Index, which management believes represents a better approximation of performance.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica New Century Fund

For the annual period ended September 30, 2007, the SunAmerica New Century Fund Class A returned 18.76% (before maximum sales charge), trailing its benchmark, the Russell Midcap Growth Index*, which returned 21.22%. The Fund also slightly trailed its previous benchmark, the Russell 3000 Growth Index**, which returned 19.31%.

For the majority of the annual period, several macroeconomic factors greatly influenced the investment environment including steady corporate spending and profit growth. At the same time, core inflation, a key indicator monitored by the Federal Reserve, remained stable. Record merger and acquisitions announcements also propelled the equity markets higher.

The final quarter of the annual period, however, was especially challenging due to continued weakness in the housing market and traditional inflationary indicators became worrisome as oil broke the $80 level and gold and agricultural commodity prices continued their upward trend. Despite a meltdown in the sub-prime mortgage market and an ensuing liquidity crisis, the market regained its footing after the Federal Reserve lowered the Federal Funds rate by 50 basis points, to conclude the year with broad-based gains. Overall, the mid-cap growth category was the best performing domestic equity asset class during the annual period. Energy (6.60% weight) was the top-performing sector in the Russell Midcap Growth Index with a return of 49.72%, while the Consumer Staples sector (4.27% weight) was the principal laggard, returning 10.82%.

Our investment approach remains focused on fundamental research and stock selection as the team conducts extensive research to identify companies with solid growth potential and reasonable valuations. While this strategy proved successful during the majority of the annual period, our focus on growth at reasonable valuation investing was not rewarded as much as we had hoped during the fourth quarter.

A leading contributor to overall Fund performance during the annual period was security selection in the Information Technology, Industrials, Healthcare, Telecom Services and Materials groups. Overweight exposure to the Industrials and Healthcare groups assisted performance as did an Information Technology underweight. These gains were limited, however, by stock selection in the Consumer Discretionary and Financials sectors as well as underweight exposure to both the Materials and Energy groups.

The following holdings contributed to performance: Ceradyne Inc.; NutriSystem Inc.; Alliance Data Systems Corp.; NeuStar Inc. Class A; and Psychiatric Solutions Inc. Individual portfolio holdings which detracted from performance included E*Trade Financial Corp., Office Depot Inc., American Reprographics Co., Children's Place Retail Stores Inc., and Health Management Associates Inc. Class A.
--------
Past performance is no guarantee of future results.

* The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Indices are not managed and an investor cannot invest directly into an index.
** The Russell 3000 Growth Index measures the performance of those Russell 3000
   Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. Indices are not managed and an investor cannot invest directly into an index.

The Fund has replaced the benchmark used for the prior fiscal year (the Russell 3000 Growth Index) with the Russell Midcap Growth Index, which management believes represents a better approximation of performance.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in New Century Fund Class A shares would have increased to $14,099. The same amount invested in securities mirroring the performance of the Russell Midcap Growth Index and Russell 3000 Growth Index would be valued at $20,557 and $14,764, respectively.

                                    [CHART]

                     New Century       Russell Mid-Cap       Russell 3000
                      Class A/#/         Growth Index        Growth Index
                    -------------     -----------------      -------------
 9/30/1997            $ 9,426             $10,000              $10,000
10/31/1997              8,543               9,499                9,606
11/30/1997              8,266               9,599                9,948
12/31/1997              8,332               9,725               10,049
 1/31/1998              7,928               9,550               10,308
 2/28/1998              8,524              10,448               11,096
 3/31/1998              8,931              10,886               11,540
 4/30/1998              8,909              11,034               11,691
 5/31/1998              8,346              10,580               11,311
 6/30/1998              8,839              10,879               11,952
 7/31/1998              8,343              10,413               11,792
 8/31/1998              6,729               8,426                9,944
 9/30/1998              7,069               9,063               10,726
10/31/1998              7,362               9,730               11,565
11/30/1998              8,217              10,387               12,446
12/31/1998              9,390              11,462               13,568
 1/31/1999             10,481              11,806               14,351
 2/28/1999              9,548              11,229               13,647
 3/31/1999             10,915              11,854               14,350
 4/30/1999             11,295              12,394               14,454
 5/31/1999             10,619              12,235               14,045
 6/30/1999             11,263              13,089               15,010
 7/31/1999             10,651              12,672               14,533
 8/31/1999             10,718              12,541               14,714
 9/30/1999             10,817              12,434               14,445
10/31/1999             11,437              13,395               15,486
11/30/1999             13,384              14,782               16,374
12/31/1999             17,331              17,342               18,158
 1/31/2000             16,736              17,338               17,355
 2/29/2000             21,374              20,983               18,440
 3/31/2000             18,635              21,005               19,482
 4/30/2000             16,746              18,966               18,480
 5/31/2000             15,497              17,584               17,503
 6/30/2000             18,635              19,449               18,891
 7/31/2000             16,786              18,218               18,046
 8/31/2000             19,303              20,965               19,697
 9/30/2000             18,685              19,940               17,893
10/31/2000             16,482              18,575               17,004
11/30/2000             13,616              14,539               14,459
12/31/2000             14,111              15,304               14,087
 1/31/2001             13,735              16,179               15,072
 2/28/2001             11,877              13,380               12,548
 3/31/2001             10,926              11,465               11,199
 4/30/2001             11,948              13,376               12,612
 5/31/2001             11,916              13,314               12,462
 6/30/2001             11,667              13,321               12,222
 7/31/2001             10,875              12,422               11,865
 8/31/2001              9,976              11,522               10,909
 9/30/2001              8,431               9,618                9,775
10/31/2001              8,814              10,629               10,315
11/30/2001              9,414              11,773               11,297
12/31/2001              9,605              12,220               11,323
 1/31/2002              9,369              11,824               11,109
 2/28/2002              8,903              11,153               10,630
 3/31/2002              9,420              12,005               11,035
 4/30/2002              9,165              11,369               10,180
 5/31/2002              8,910              11,030                9,908
 6/30/2002              8,316               9,813                8,997
 7/31/2002              7,480               8,859                8,441
 8/31/2002              7,493               8,828                8,464
 9/30/2002              7,161               8,127                7,603
10/31/2002              7,301               8,756                8,280
11/30/2002              7,576               9,442                8,753
12/31/2002              7,244               8,871                8,148
 1/31/2003              7,110               8,784                7,949
 2/28/2003              6,982               8,708                7,901
 3/31/2003              7,040               8,870                8,047
 4/30/2003              7,512               9,474                8,652
 5/31/2003              8,074              10,386                9,119
 6/30/2003              8,201              10,534                9,248
 7/31/2003              8,463              10,910                9,510
 8/31/2003              8,903              11,511                9,766
 9/30/2003              8,578              11,288                9,651
10/31/2003              9,229              12,197               10,215
11/30/2003              9,248              12,524               10,339
12/31/2003              9,261              12,661               10,672
 1/31/2004              9,395              13,079               10,916
 2/29/2004              9,420              13,298               10,979
 3/31/2004              9,433              13,273               10,794
 4/30/2004              9,108              12,898               10,636
 5/31/2004              9,344              13,202               10,836
 6/30/2004              9,695              13,412               10,988
 7/31/2004              9,146              12,524               10,337
 8/31/2004              8,935              12,370               10,272
 9/30/2004              9,427              12,831               10,406
10/31/2004              9,739              13,267               10,576
11/30/2004             10,371              13,952               10,984
12/31/2004             10,697              14,620               11,411
 1/31/2005             10,588              14,229               11,019
 2/28/2005             10,907              14,589               11,139
 3/31/2005             10,684              14,376               10,918
 4/30/2005             10,193              13,807               10,669
 5/31/2005             10,882              14,598               11,204
 6/30/2005             11,067              14,869               11,196
 7/31/2005             11,654              15,737               11,764
 8/31/2005             11,501              15,641               11,611
 9/30/2005             11,488              15,843               11,668
10/31/2005             11,118              15,377               11,527
11/30/2005             11,571              16,211               12,037
12/31/2005             11,520              16,389               12,001
 1/31/2006             12,082              17,371               12,295
 2/28/2006             12,075              17,157               12,271
 3/31/2006             12,414              17,636               12,490
 4/30/2006             12,516              17,711               12,471
 5/31/2006             11,941              16,877               12,005
 6/30/2006             11,648              16,808               11,963
 7/31/2006             11,226              16,206               11,700
 8/31/2006             11,584              16,579               12,064
 9/30/2006             11,871              16,958               12,374
10/31/2006             12,363              17,609               12,839
11/30/2006             12,784              18,300               13,099
12/31/2006             12,994              18,136               13,137
 1/31/2007             13,441              18,796               13,466
 2/28/2007             13,569              18,755               13,230
 3/31/2007             13,639              18,854               13,306
 4/30/2007             14,156              19,681               13,910
 5/31/2007             14,915              20,480               14,421
 6/30/2007             14,660              20,125               14,217
 7/31/2007             13,626              19,674               13,952
 8/31/2007             13,811              19,781               14,185
 9/30/2007             14,099              20,557               14,764



                      Class A            Class B           Class C++
                 ------------------ ------------------ ------------------
      New        Average            Average            Average
    Century      Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    11.96%    18.76%   13.86%    17.86%   17.02%    18.02%
-------------------------------------------------------------------------
5 Year Return    13.17%    96.88%   13.43%    89.81%   13.87%    91.48%
-------------------------------------------------------------------------
10 Year Return    3.49%    49.56%    3.55%    41.74%      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  9.80%   632.42%    7.77%   185.37%    5.26%    64.06%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 01/28/87; Class B: 09/24/93; Class C: 02/02/98.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2007, the SunAmerica New Century Class A returned 11.96% compared to 21.22% for the Russell Midcap Growth Index and 19.31% for the Russell 3000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)

The Fund has replaced the benchmark used in the Line Graph for the prior fiscal year (the Russell 3000 Growth Index) with the Russell Midcap Growth Index, which management believes represents a better approximation of performance.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Growth and Income Fund

For the annual period ended September 30, 2007, the SunAmerica Growth and Income Fund Class A returned 18.24% (before maximum sales charge), outperforming its benchmark, the S&P 500 Index*, which returned 16.44%.

Overall, U.S. equities finished the annual period on a strong note as the Dow Jones Industrial Average (DJIA)** approached another record close in the final week of the Fund's fiscal year. The combination of strong corporate earnings, and the possibility of another round of interest rate cuts lifted the stock market higher. During the 12-month period, growth outperformed its value counterpart across the capitalization spectrum. In terms of industry groups, all ten S&P 500 sectors posted positive returns, led by the Energy (9.74% weight) and Materials (3.15% weight) sectors, which returned 44.30% and 36.28%, respectively. On the other hand, Financials, the index's top constituent (21.37% weight) and Consumer Discretionary (11.36% weight), were the principal laggards, returning 1.96% and 5.82%, respectively.

The Fund focuses its investment selection on companies of any size that demonstrate the potential for capital appreciation and are believed to be undervalued in the market. To a large extent, performance was driven by stock selection in the Industrials group, particularly capital goods companies. Overweight exposure and security selection in both the Energy and Telecom Services groups also positively impacted returns. Additionally, a Consumer Discretionary underweight was also beneficial. Alternatively, stock selection in the Consumer Staples and Consumer Discretionary sectors hindered results.

Three integrated oil producers, ExxonMobil Corp., ConocoPhillips, and Chevron Corp. were the top-performing holdings in the portfolio during the annual period, as increased demand for oil produced higher revenues at each company. Schlumberger Ltd., an energy service company, and Cisco Systems Inc., a developer of computer networking products, also delivered strong results. Investments in Motorola Inc., Constellation Brands Inc. Class A, Comcast Corp. Class A, Amgen Inc. and Time Warner Cable Inc. were a drag on performance during the period.
--------
Past performance is no guarantee of future results.

* The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.
** The Dow Jones Industrial Average (DJIA) is one of several stock market indices created by Wall Street Journal editor and Dow Jones & Company founder Charles Dow. The average consists of 30 of the largest and most widely held public companies in the United States. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)


Over the past ten years, $10,000 invested in Growth and Income Fund Class A shares would have increased to $14,556. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $18,893.

                                    [CHART]

                    Growth & Income Class A/#/        S&P 500 Index
                    --------------------------       --------------
 9/30/1997                  $ 9,425                    $10,000
10/31/1997                    9,194                      9,666
11/30/1997                    9,601                     10,114
12/31/1997                    9,807                     10,287
 1/31/1998                    9,838                     10,401
 2/28/1998                   10,483                     11,150
 3/31/1998                   10,980                     11,721
 4/30/1998                   11,011                     11,839
 5/31/1998                   10,786                     11,636
 6/30/1998                   11,167                     12,108
 7/31/1998                   11,058                     11,979
 8/31/1998                    9,286                     10,250
 9/30/1998                    9,947                     10,906
10/31/1998                   10,537                     11,792
11/30/1998                   11,167                     12,507
12/31/1998                   12,098                     13,227
 1/31/1999                   12,837                     13,780
 2/28/1999                   12,371                     13,352
 3/31/1999                   13,006                     13,886
 4/30/1999                   13,279                     14,424
 5/31/1999                   12,805                     14,084
 6/30/1999                   13,608                     14,865
 7/31/1999                   13,311                     14,402
 8/31/1999                   13,198                     14,330
 9/30/1999                   13,038                     13,938
10/31/1999                   13,897                     14,819
11/30/1999                   14,467                     15,121
12/31/1999                   16,126                     16,011
 1/31/2000                   15,543                     15,207
 2/29/2000                   16,109                     14,919
 3/31/2000                   17,033                     16,378
 4/30/2000                   15,834                     15,886
 5/31/2000                   15,077                     15,560
 6/30/2000                   16,034                     15,943
 7/31/2000                   15,759                     15,694
 8/31/2000                   17,565                     16,669
 9/30/2000                   16,641                     15,789
10/31/2000                   15,685                     15,722
11/30/2000                   13,971                     14,483
12/31/2000                   14,375                     14,553
 1/31/2001                   14,456                     15,070
 2/28/2001                   13,114                     13,696
 3/31/2001                   12,243                     12,828
 4/30/2001                   13,132                     13,825
 5/31/2001                   13,069                     13,918
 6/30/2001                   12,534                     13,579
 7/31/2001                   12,262                     13,445
 8/31/2001                   11,355                     12,604
 9/30/2001                   10,076                     11,586
10/31/2001                   10,230                     11,807
11/30/2001                   11,200                     12,712
12/31/2001                   11,273                     12,824
 1/31/2002                   10,738                     12,637
 2/28/2002                   10,575                     12,393
 3/31/2002                   11,046                     12,859
 4/30/2002                   10,493                     12,079
 5/31/2002                   10,366                     11,990
 6/30/2002                    9,650                     11,136
 7/31/2002                    8,833                     10,268
 8/31/2002                    8,960                     10,336
 9/30/2002                    8,044                      9,212
10/31/2002                    8,579                     10,023
11/30/2002                    9,006                     10,613
12/31/2002                    8,398                      9,990
 1/31/2003                    8,126                      9,728
 2/28/2003                    8,044                      9,582
 3/31/2003                    8,090                      9,675
 4/30/2003                    8,616                     10,472
 5/31/2003                    8,988                     11,023
 6/30/2003                    9,042                     11,164
 7/31/2003                    9,251                     11,361
 8/31/2003                    9,414                     11,582
 9/30/2003                    9,242                     11,459
10/31/2003                    9,885                     12,107
11/30/2003                    9,976                     12,213
12/31/2003                   10,303                     12,853
 1/31/2004                   10,402                     13,089
 2/29/2004                   10,557                     13,271
 3/31/2004                   10,366                     13,071
 4/30/2004                   10,158                     12,866
 5/31/2004                   10,221                     13,043
 6/30/2004                   10,384                     13,296
 7/31/2004                   10,139                     12,856
 8/31/2004                   10,148                     12,908
 9/30/2004                   10,321                     13,048
10/31/2004                   10,511                     13,247
11/30/2004                   10,937                     13,783
12/31/2004                   11,319                     14,252
 1/31/2005                   11,101                     13,905
 2/28/2005                   11,310                     14,197
 3/31/2005                   11,137                     13,946
 4/30/2005                   10,919                     13,681
 5/31/2005                   11,219                     14,116
 6/30/2005                   11,146                     14,137
 7/31/2005                   11,401                     14,662
 8/31/2005                   11,310                     14,528
 9/30/2005                   11,342                     14,646
10/31/2005                   11,122                     14,402
11/30/2005                   11,443                     14,946
12/31/2005                   11,396                     14,951
 1/31/2006                   11,579                     15,347
 2/28/2006                   11,689                     15,389
 3/31/2006                   11,799                     15,580
 4/30/2006                   12,028                     15,790
 5/31/2006                   11,735                     15,335
 6/30/2006                   11,698                     15,356
 7/31/2006                   11,762                     15,451
 8/31/2006                   12,019                     15,818
 9/30/2006                   12,303                     16,226
10/31/2006                   12,697                     16,755
11/30/2006                   12,871                     17,073
12/31/2006                   13,072                     17,313
 1/31/2007                   13,265                     17,575
 2/28/2007                   12,935                     17,231
 3/31/2007                   13,081                     17,424
 4/30/2007                   13,686                     18,195
 5/31/2007                   14,162                     18,830
 6/30/2007                   13,997                     18,518
 7/31/2007                   13,704                     17,943
 8/31/2007                   14,098                     18,212
 9/30/2007                   14,556                     18,893



                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
     Growth      Average            Average            Average            Average
   and Income    Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    11.44%    18.24%   13.39%    17.39%   16.50%    17.50%   18.49%    18.49%
--------------------------------------------------------------------------------------------
5 Year Return    11.27%    80.95%   11.59%    75.03%   11.87%    75.21%   12.78%    82.44%
--------------------------------------------------------------------------------------------
10 Year Return    3.83%    54.44%    3.91%    46.78%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  9.09%   236.10%    9.19%   220.35%    3.24%    36.10%    4.82%    31.82%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 07/01/94; Class B: 07/06/94; Class C: 02/02/98;
   Class I: 11/16/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2007, the SunAmerica Growth and Income Class A returned 11.44% compared to 16.44% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Balanced Assets Fund

For the annual period ended September 30, 2007, the SunAmerica Balanced Assets Fund Class A returned 12.50% (before maximum sales charge). At the end of the fiscal period, the Fund held 69% of its total long-term portfolio in equities and 31% in fixed-income securities. The Fund's equity benchmark, the S&P 500 Index*, returned 16.44%, whereas its fixed-income benchmark, the Lehman Brothers Aggregate Bond Index**, returned 5.14% for the same period. A balanced fund is designed to cushion risk and provide a return somewhere between that of its fixed-income and equity benchmarks.

The Fund's equity holdings were aided by outstanding security selection in the Industrials group, particularly capital goods and commercial service and supply companies. Stock selection in the Financials, Telecom Services, Energy and Information Technology groups also had a positive impact on results, as did a Consumer Discretionary underweight. On the other hand, stock selection in the Consumer Discretionary and Consumer Staples groups and an underweight in the energy sector were detractors from relative performance.

Several Energy companies led the list of top-performing equity holdings, including ExxonMobil Corp., Chevron Corp., and ConocoPhillips. Apple Inc. and General Electric Co. were other top contributors. The positions which detracted most significantly from the Fund's performance included Motorola Inc., Constellation Brands Inc. Class A, Amgen Inc., Wesco International Inc., and Pfizer Inc.

Market conditions continued to play a role in the performance of the fixed-income portion of the Fund versus its relevant benchmark. In particular, the Fund's exposure to BBB-rated credit in the second half of the fiscal year was a cause for underperformance versus the benchmark in the credit sector. The decision on the part of the Federal Open Market Committee (FOMC) to cut the Federal Funds rate by 50-basis points at the September 18th meeting, provided much needed liquidity to a market that was reeling from the fall-out in the U.S. subprime mortgage market.

Sector selection also played a role in the performance of the Fund versus its benchmark. Specifically, an overweight in financial and industrial credit sectors contributed to the Fund's underperformance.

Security selection is a primary driver of the Fund's returns. Each fixed-income asset class is managed from a bottom-up perspective which places a high degree of weight on the manager's ability to select the best-performing securities available. Top-performing securities for the year included Calpine secured debt, Republic of Turkey and Atlas Air secured notes. Poor performers included Bear Stearns, Residential Capital and Republic of Argentina.
--------
Past performance is no guarantee of future results.

* The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.
** The Lehman Brothers Aggregate Bond Index represents securities that are U.S.
   domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)


Over the past ten years, $10,000 invested in Balanced Assets Fund Class A shares would have increased to $13,600. The same amount invested in securities mirroring the performance of the Lehman Brothers Aggregate Bond Index and the S&P 500 Index would be valued at $17,849 and $18,893, respectively.

                                     [CHART]

                 Balanced Assets     Lehman Bros.Aggregate
                   Class A/#/            Bond Index           S&P 500 Index
                   -----------           ----------           -------------
 9/30/1997          $ 9,424               $10,000               $10,000
10/31/1997            9,327                10,145                 9,666
11/30/1997            9,480                10,192                10,114
12/31/1997            9,653                10,295                10,287
 1/31/1998            9,675                10,426                10,401
 2/28/1998           10,194                10,418                11,150
 3/31/1998           10,564                10,453                11,721
 4/30/1998           10,750                10,508                11,839
 5/31/1998           10,615                10,608                11,636
 6/30/1998           10,955                10,698                12,108
 7/31/1998           10,955                10,720                11,979
 8/31/1998            9,698                10,895                10,250
 9/30/1998           10,302                11,150                10,906
10/31/1998           10,691                11,091                11,792
11/30/1998           11,228                11,154                12,507
12/31/1998           11,907                11,188                13,227
 1/31/1999           12,471                11,267                13,780
 2/28/1999           12,043                11,070                13,352
 3/31/1999           12,558                11,131                13,886
 4/30/1999           12,763                11,166                14,424
 5/31/1999           12,341                11,068                14,084
 6/30/1999           12,935                11,033                14,865
 7/31/1999           12,667                10,986                14,402
 8/31/1999           12,698                10,981                14,330
 9/30/1999           12,580                11,108                13,938
10/31/1999           13,155                11,149                14,819
11/30/1999           13,437                11,148                15,121
12/31/1999           14,488                11,095                16,011
 1/31/2000           14,067                11,058                15,207
 2/29/2000           14,371                11,192                14,919
 3/31/2000           15,117                11,340                16,378
 4/30/2000           14,287                11,307                15,886
 5/31/2000           13,789                11,301                15,560
 6/30/2000           14,452                11,536                15,943
 7/31/2000           14,390                11,641                15,694
 8/31/2000           15,415                11,810                16,669
 9/30/2000           14,554                11,884                15,789
10/31/2000           13,832                11,963                15,722
11/30/2000           12,839                12,159                14,483
12/31/2000           13,089                12,385                14,553
 1/31/2001           13,245                12,587                15,070
 2/28/2001           12,302                12,696                13,696
 3/31/2001           11,707                12,760                12,828
 4/30/2001           12,184                12,706                13,825
 5/31/2001           12,153                12,783                13,918
 6/30/2001           11,915                12,831                13,579
 7/31/2001           11,781                13,119                13,445
 8/31/2001           11,193                13,269                12,604
 9/30/2001           10,428                13,423                11,586
10/31/2001           10,767                13,704                11,807
11/30/2001           11,310                13,515                12,712
12/31/2001           11,218                13,429                12,824
 1/31/2002           10,973                13,538                12,637
 2/28/2002           10,815                13,669                12,393
 3/31/2002           10,931                13,441                12,859
 4/30/2002           10,638                13,702                12,079
 5/31/2002           10,503                13,818                11,990
 6/30/2002           10,118                13,938                11,136
 7/31/2002            9,760                14,106                10,268
 8/31/2002            9,872                14,344                10,336
 9/30/2002            9,422                14,577                9,212
10/31/2002            9,558                14,510                10,023
11/30/2002            9,758                14,506                10,613
12/31/2002            9,422                14,806                 9,990
 1/31/2003            9,230                14,819                 9,728
 2/28/2003            9,222                15,024                 9,582
 3/31/2003            9,231                15,012                 9,675
 4/30/2003            9,650                15,136                10,472
 5/31/2003            9,955                15,418                11,023
 6/30/2003            9,972                15,388                11,164
 7/31/2003            9,931                14,870                11,361
 8/31/2003           10,060                14,969                11,582
 9/30/2003           10,048                15,365                11,459
10/31/2003           10,460                15,222                12,107
11/30/2003           10,508                15,258                12,213
12/31/2003           10,756                15,414                12,853
 1/31/2004           10,854                15,538                13,089
 2/29/2004           10,975                15,706                13,271
 3/31/2004           10,864                15,824                13,071
 4/30/2004           10,637                15,412                12,866
 5/31/2004           10,670                15,350                13,043
 6/30/2004           10,838                15,437                13,296
 7/31/2004           10,594                15,590                12,856
 8/31/2004           10,651                15,887                12,908
 9/30/2004           10,779                15,930                13,048
10/31/2004           10,893                16,064                13,247
11/30/2004           11,097                15,936                13,783
12/31/2004           11,385                16,082                14,252
 1/31/2005           11,237                16,183                13,905
 2/28/2005           11,328                16,088                14,197
 3/31/2005           11,121                16,005                13,946
 4/30/2005           11,005                16,222                13,681
 5/31/2005           11,220                16,397                14,116
 6/30/2005           11,211                16,487                14,137
 7/31/2005           11,435                16,337                14,662
 8/31/2005           11,402                16,546                14,528
 9/30/2005           11,408                16,376                14,646
10/31/2005           11,241                16,246                14,402
11/30/2005           11,507                16,318                14,946
12/31/2005           11,500                16,473                14,951
 1/31/2006           11,659                16,474                15,347
 2/28/2006           11,676                16,529                15,389
 3/31/2006           11,712                16,367                15,580
 4/30/2006           11,763                16,337                15,790
 5/31/2006           11,544                16,319                15,335
 6/30/2006           11,528                16,354                15,356
 7/31/2006           11,629                16,575                15,451
 8/31/2006           11,856                16,829                15,818
 9/30/2006           12,081                16,977                16,226
10/31/2006           12,343                17,089                16,755
11/30/2006           12,496                17,287                17,073
12/31/2006           12,591                17,187                17,313
 1/31/2007           12,735                17,180                17,575
 2/28/2007           12,608                17,445                17,231
 3/31/2007           12,694                17,445                17,424
 4/30/2007           13,086                17,539                18,195
 5/31/2007           13,368                17,406                18,830
 6/30/2007           13,212                17,355                18,518
 7/31/2007           12,980                17,500                17,943
 8/31/2007           13,169                17,714                18,212
 9/30/2007           13,600                17,849                18,893



                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
    Balanced     Average            Average            Average            Average
     Assets      Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     6.04%    12.50%    7.70%    11.70%   10.75%    11.75%   12.81%    12.81%
--------------------------------------------------------------------------------------------
5 Year Return     6.35%    44.34%    6.59%    39.56%    6.90%    39.58%    7.86%    46.01%
--------------------------------------------------------------------------------------------
10 Year Return    3.12%    44.31%    3.15%    36.35%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  6.08%   142.70%    8.70%   562.23%    0.40%     3.52%    3.51%    22.39%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 09/24/93; Class B: 01/29/85; Class C: 02/02/99;
   Class I: 11/16/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2007, the SunAmerica Balanced Assets Class A returned 6.04% compared to 16.44% for the S&P 500 Index and 5.14% for the Lehman Bros. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica International Equity Fund

The SunAmerica International Equity Fund Class A returned 25.00% (before maximum sales charge) for the annual period ended September 30, 2007. The Fund lagged its current benchmark, the MSCI AC World ex U.S. Daily Total Return Net Index*, which returned 31.06% for the annual period. The Fund's previous benchmark, the MSCI EAFE Daily Total Return Net Index**, returned 24.86% during the annual period, which ended September 30, 2007. On March 31, 2007, the Fund's benchmark changed from the MSCI EAFE Daily Total Return Net Index to the MSCI AC World ex U.S. Daily Total Return Net Index, as the Fund began incorporating emerging market securities into its investments.

The last 12 months have witnessed an extension of the current bull market and, on balance, a continuation of benign macro- and firm-level economic conditions -- strong corporate profits, supportive historical market valuations, relatively tame inflationary pressures, and strong global growth. International stocks, particularly those with costs and revenues derived in emerging and resource-intensive markets, performed better than developed markets. Of course, large, globally-diversified companies with sales in the faster-growing markets also performed well. An upsurge in leveraged merger and acquisitions activity in Europe and the United States also fueled the bullish environment. The fiscal year witnessed two share sell-offs touched off by different causes. The first, which occurred in later February/March, came over worries of a slowdown in the booming Chinese economy. The second more serious bout of volatility, which occurred from mid-July through mid-August, came as the result of worries about the weakening U.S. economy and credit markets (i.e., the subprime crisis). The U.S. Federal Reserve responded to the second sell-off by suspending its hawkish tone and cutting both the benchmark Federal Funds rate and the discount rate it charges banks -- the former by a surprising 50 basis points. In addition, the U.S. Federal Reserve and other central banks added liquidity to the financial system through open market actions. These actions alleviated some of the worries about continued growth and the markets regained their record levels.

In addition to, and intertwined with, conditions in international stock markets, the other major economic news of the last fiscal year relates to commodity prices and exchange rates. Commodities and metals prices remained firm, driven by strong demand from booming emerging markets and, in some cases, worries about sufficient levels of future supply. Among other commodities, corn, soy, wheat, gold, and copper all reached or were very near all-time highs. Crude oil averaged near $70 a barrel and as of this writing is currently above $80. As for exchange rates, the hallmark of this past fiscal year was the significant depreciation of the U.S. dollar vs. the currencies of most of its major trading partners (the Euro, British pound sterling, and Brazilian real among others).

Although our investment focus is on fundamental research and stock selection, the markets did affect Fund performance. The increased volatility that occurred during the periods discussed above hurt some of our investments in higher beta and riskier regions, such as emerging markets.

Although the Fund's Class A shares showed a strong return of 25.00%, it underperformed its benchmark in the fiscal year. Among the stock selection detractors from performance were the Japanese financial services conglomerate Sumitomo Mitsui and the DRAM chip manufacturer Elpida Memory. Television Francaise was the biggest disappointment in France. Our overweight in the healthcare sector and underweight in the materials sector, on average over the fiscal year, were the largest detractors from performance in terms of sector selection. Our allocation country selection was slightly negative and the largest detractors were France, Italy, Finland, and Japan.

Stocks that contributed to the Fund's strong performance were Italian oil-field and deep-sea platform service company Saipem and China Coal Energy. In addition, our allocation to the industrial sector contributed positively to Fund performance. The largest contributors to Fund performance on a country allocation basis were Germany, the United Kingdom, Norway and China.
--------
Past performance is no guarantee of future results.

Investing internationally involves special risks, such as currency fluctuations, and economic and political instability. Diversification does not insure against market loss.

* The Morgan Stanley Capital International (MSCI) All Country (AC) World ex U.S. Daily Total Return Net Index is a market capitalization-weighted index designed to measure equity market performance in 47 global developed and emerging markets, excluding the U.S. Indices are not managed and an investor cannot invest directly into an index.
** The MSCI EAFE (Europe, Australia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in International Equity Fund Class A shares would have increased to $15,288. The same amount invested in securities mirroring the performance of the MSCI All Country World ex-U.S. Daily Total Return Net Index and the MSCI EAFE Index would be valued at $24,055 and $21,527, respectively.

                                 [CHART]

                                                        MSCI All Country World
              International Equity                       ex-U.S. Daily Total
                  Class A/#/          MSCI EAFE Index     Return Net Index
              --------------------    ---------------   ----------------------
 9/30/1997          $ 9,424              $10,000             $10,000
10/31/1997            8,653                9,231               9,149
11/30/1997            8,521                9,137               9,034
12/31/1997            8,482                9,217               9,138
 1/31/1998            8,680                9,638               9,412
 2/28/1998            9,112               10,257              10,040
 3/31/1998            9,572               10,573              10,387
 4/30/1998            9,777               10,656              10,461
 5/31/1998            9,770               10,605              10,271
 6/30/1998            9,685               10,685              10,233
 7/31/1998            9,819               10,793              10,330
 8/31/1998            8,454                9,456               8,873
 9/30/1998            8,100                9,166               8,686
10/31/1998            8,645               10,122               9,595
11/30/1998            9,069               10,640              10,111
12/31/1998            9,354               11,060              10,456
 1/31/1999            9,375               11,027              10,436
 2/28/1999            9,048               10,765              10,195
 3/31/1999            9,283               11,214              10,704
 4/30/1999            9,588               11,668              11,243
 5/31/1999            9,148               11,067              10,732
 6/30/1999            9,560               11,499              11,235
 7/31/1999            9,744               11,841              11,492
 8/31/1999            9,737               11,884              11,535
 9/30/1999            9,737               12,004              11,613
10/31/1999           10,128               12,453              12,035
11/30/1999           10,909               12,886              12,510
12/31/1999           12,493               14,042              13,696
 1/31/2000           11,768               13,150              12,942
 2/29/2000           12,663               13,504              13,287
 3/31/2000           12,479               14,028              13,802
 4/30/2000           11,605               13,289              13,038
 5/31/2000           11,271               12,965              12,721
 6/30/2000           11,733               13,472              13,265
 7/31/2000           11,392               12,907              12,736
 8/31/2000           11,640               13,019              12,895
 9/30/2000           10,831               12,385              12,179
10/31/2000           10,256               12,093              11,784
11/30/2000            9,687               11,639              11,249
12/31/2000            9,988               12,053              11,627
 1/31/2001            9,949               12,047              11,801
 2/28/2001            9,123               11,143              10,867
 3/31/2001            8,320               10,401              10,099
 4/30/2001            8,830               11,123              10,785
 5/31/2001            8,490               10,731              10,488
 6/30/2001            8,166               10,292              10,085
 7/31/2001            7,927               10,105               9,861
 8/31/2001            7,672                9,849               9,616
 9/30/2001            6,738                8,851               8,596
10/31/2001            6,854                9,078               8,837
11/30/2001            6,900                9,412               9,241
12/31/2001            7,001                9,468               9,360
 1/31/2002            6,823                8,965               8,959
 2/28/2002            6,931                9,028               9,024
 3/31/2002            7,217                9,517               9,514
 4/30/2002            7,224                9,580               9,576
 5/31/2002            7,309                9,701               9,680
 6/30/2002            7,031                9,315               9,262
 7/31/2002            6,283                8,395               8,359
 8/31/2002            6,159                8,376               8,360
 9/30/2002            5,403                7,477               7,474
10/31/2002            5,688                7,878               7,875
11/30/2002            5,928                8,236               8,254
12/31/2002            5,735                7,959               7,987
 1/31/2003            5,573                7,627               7,707
 2/28/2003            5,503                7,452               7,550
 3/31/2003            5,395                7,305               7,404
 4/30/2003            5,827                8,021               8,117
 5/31/2003            6,144                8,507               8,634
 6/30/2003            6,298                8,713               8,873
 7/31/2003            6,491                8,924               9,110
 8/31/2003            6,676                9,139               9,381
 9/30/2003            6,738                9,421               9,644
10/31/2003            7,178               10,008              10,269
11/30/2003            7,286               10,231              10,493
12/31/2003            7,868               11,030              11,294
 1/31/2004            7,906               11,186              11,476
 2/29/2004            7,937               11,444              11,767
 3/31/2004            8,022               11,509              11,840
 4/30/2004            7,767               11,248              11,472
 5/31/2004            7,744               11,286              11,508
 6/30/2004            7,937               11,534              11,758
 7/31/2004            7,628               11,159              11,415
 8/31/2004            7,698               11,209              11,506
 9/30/2004            7,876               11,501              11,876
10/31/2004            8,177               11,894              12,289
11/30/2004            8,686               12,706              13,142
12/31/2004            9,095               13,263              13,707
 1/31/2005            8,949               13,020              13,471
 2/28/2005            9,373               13,583              14,135
 3/31/2005            9,103               13,242              13,752
 4/30/2005            8,972               12,930              13,412
 5/31/2005            8,980               12,936              13,496
 6/30/2005            9,103               13,108              13,750
 7/31/2005            9,435               13,510              14,258
 8/31/2005            9,814               13,851              14,623
 9/30/2005           10,068               14,468              15,377
10/31/2005            9,821               14,046              14,817
11/30/2005           10,122               14,389              15,315
12/31/2005           10,887               15,059              16,052
 1/31/2006           11,690               15,983              17,171
 2/28/2006           11,497               15,948              17,122
 3/31/2006           11,890               16,474              17,619
 4/30/2006           12,609               17,260              18,528
 5/31/2006           12,122               16,590              17,674
 6/30/2006           11,945               16,589              17,656
 7/31/2006           12,029               16,753              17,837
 8/31/2006           12,292               17,214              18,342
 9/30/2006           12,238               17,240              18,354
10/31/2006           12,585               17,911              19,101
11/30/2006           12,933               18,446              19,795
12/31/2006           13,273               19,025              20,412
 1/31/2007           13,373               19,154              20,488
 2/28/2007           13,334               19,309              20,613
 3/31/2007           13,674               19,801              21,194
 4/30/2007           14,114               20,680              22,177
 5/31/2007           14,408               21,043              22,785
 6/30/2007           14,593               21,069              22,979
 7/31/2007           14,400               20,758              22,913
 8/31/2007           14,238               20,434              22,561
 9/30/2007           15,288               21,527              24,055



                      Class A            Class B           Class C ++          Class I
                 ------------------ ------------------ ------------------ ------------------
 International   Average            Average            Average            Average
    Equity       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    17.79%    25.00%   20.18%    24.18%   23.12%    24.12%   25.06%    25.06%
--------------------------------------------------------------------------------------------
5 Year Return    21.66%   182.96%   22.17%   174.15%   22.32%   173.85%   23.24%   184.28%
--------------------------------------------------------------------------------------------
10 Year Return    4.34%    62.23%    4.44%    54.41%    4.29%    52.25%      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  4.78%    76.12%    4.86%    67.42%    4.73%    63.00%   14.37%   119.86%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date Class A and Class B: 11/19/96; Class C: 03/06/97; Class I:
   11/16/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2007, the SunAmerica International Equity Class A returned 17.79% compared to 31.06% for the MSCI All Country World ex U.S. Daily Total Return Net Index and 24.86% for the MSCI EAFE Daily Total Return Net Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)

The Fund has replaced the benchmark used in the Line Graph for the prior fiscal year (the MSCI EAFE Index) with the MSCI ACWI Index, which management believes represents a better approximation of performance.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Value Fund

For the annual period ended September 30, 2007, the SunAmerica Value Fund Class A returned 15.80% (before maximum sales charge), outperforming its benchmark, the Russell 1000 Value Index*, which returned 14.45%; it also outperformed its previous benchmark, the Russell 3000 Value Index**, which returned 13.73%.

Equity prices trended higher over the course of the annual period as growth stocks outperformed their value counterparts across the capitalization spectrum. While mid-cap stocks outperformed, the large-cap indices also posted strong results. The combination of steady commodity prices, strong corporate earnings, and the possibility of another round of interest rate cuts lifted the stock market higher. However, the final quarter of the annual period was extremely volatile due to the increasing concerns about a slowing growth for the U.S. economy. There were also worries that the Federal Reserve might not reduce rates enough to offset weakness in the housing and mortgage markets, which were causing much of the economic weakness. In addition to these issues, inflation continued to haunt investors as energy prices continued to rise. Poor equity returns in the first two months of the final quarter of the annual period were offset by a strong rally in September as the Federal Reserve cut rates and investors began to focus on the low valuations of equities.

In terms of industry groups, all ten Russell 1000 Value sectors generated positive returns. The Energy (13.44% weight) and Materials (3.87% weight) sectors paced the rally, advancing 42.43% and 31.89%, respectively. On the other hand, Financials, the index's top constituent (35.02% weight) was the principal laggard, returning 0.26%, followed by the Healthcare group (7.09% weight), appreciating 5.82%.

The primary driver of the Fund's absolute and relative performance against its benchmark was the stock selection in the Financial, Energy and Telecom Services groups. Underweight exposure to the Financial and Consumer Discretionary sectors boosted returns, as did an Energy sector overweight. Gains were offset, however, by stock selection in the Consumer Staples, Consumer Discretionary and Healthcare categories, as well as a Utilities underweight.

In terms of individual stock holdings, several Energy and Telecom Services companies headed the list of top-performing holdings during the annual period:
ExxonMobil Corp., Chevron Corp., ConocoPhillips, AT&T, and Verizon Communications Inc. On the other hand, investments in Motorola Inc., Constellation Brands Inc. Class A, Pfizer Inc., Comcast Corp. Class A, and Wachovia Corp. hindered results.
--------
Past performance is no guarantee of future results.

* The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not managed and an investor cannot invest directly into an index.
** The Russell 3000 Value Index measures the performance of those Russell 3000
   Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. Indices are not managed and an investor cannot invest directly into an index.

The Fund has replaced the benchmark used for the prior fiscal year (the Russell 3000 Value Index) with the Russell 1000 Value Index, which management believes represents a better approximation of performance.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Value Fund Class A shares would have increased to $20,654. The same amount invested in securities mirroring the performance of the Russell 1000 Value Index and the Russell 3000 Value Index would be valued at $23,249 and $23,320, respectively.

                                    [CHART]

                                          Russell 3000        Russell 1000
                    Value Class A/#@/     Value Index          Value Index
                    -----------------    --------------       -------------
 9/30/1997              $ 9,427             $10,000             $10,000
10/31/1997                9,034               9,721               9,721
11/30/1997                9,158              10,119              10,150
12/31/1997                9,288              10,419              10,447
 1/31/1998                9,095              10,267              10,299
 2/28/1998                9,777              10,952              10,992
 3/31/1998               10,150              11,600              11,665
 4/30/1998               10,249              11,675              11,743
 5/31/1998                9,847              11,479              11,568
 6/30/1998                9,783              11,606              11,717
 7/31/1998                9,404              11,339              11,510
 8/31/1998                7,709               9,644               9,797
 9/30/1998                7,965              10,196              10,359
10/31/1998                8,734              10,946              11,162
11/30/1998                9,089              11,438              11,682
12/31/1998                9,293              11,825              12,079
 1/31/1999                9,282              11,891              12,176
 2/28/1999                9,066              11,674              12,004
 3/31/1999                9,323              11,891              12,253
 4/30/1999               10,039              13,000              13,397
 5/31/1999               10,051              12,895              13,250
 6/30/1999               10,465              13,276              13,634
 7/31/1999               10,121              12,893              13,235
 8/31/1999                9,806              12,415              12,744
 9/30/1999                9,433              11,995              12,299
10/31/1999                9,789              12,618              13,006
11/30/1999                9,864              12,530              12,905
12/31/1999               10,138              12,612              12,967
 1/31/2000                9,838              12,206              12,544
 2/29/2000                9,619              11,410              11,612
 3/31/2000               10,535              12,701              13,029
 4/30/2000               10,425              12,569              12,877
 5/31/2000               10,535              12,679              13,013
 6/30/2000               10,382              12,163              12,418
 7/31/2000               10,266              12,332              12,574
 8/31/2000               10,980              13,009              13,273
 9/30/2000               10,693              13,116              13,395
10/31/2000               10,852              13,414              13,724
11/30/2000               10,474              12,931              13,214
12/31/2000               11,177              13,625              13,877
 1/31/2001               11,431              13,699              13,930
 2/28/2001               10,950              13,343              13,543
 3/31/2001               10,524              12,889              13,064
 4/30/2001               11,039              13,519              13,705
 5/31/2001               11,328              13,826              14,013
 6/30/2001               11,266              13,579              13,701
 7/31/2001               11,328              13,531              13,673
 8/31/2001               11,074              13,023              13,125
 9/30/2001               10,366              12,069              12,201
10/31/2001               10,373              11,994              12,096
11/30/2001               11,032              12,702              12,799
12/31/2001               11,436              13,035              13,101
 1/31/2002               11,314              12,955              13,000
 2/28/2002               11,421              12,980              13,021
 3/31/2002               11,824              13,620              13,637
 4/30/2002               11,565              13,225              13,169
 5/31/2002               11,680              13,251              13,235
 6/30/2002               11,234              12,527              12,475
 7/31/2002               10,616              11,311              11,316
 8/31/2002               10,709              11,387              11,401
 9/30/2002                9,983              10,152              10,133
10/31/2002               10,522              10,861              10,884
11/30/2002               11,004              11,558              11,570
12/31/2002               10,750              11,056              11,067
 1/31/2003               10,465              10,785              10,799
 2/28/2003               10,225              10,493              10,511
 3/31/2003               10,285              10,517              10,529
 4/30/2003               11,006              11,447              11,456
 5/31/2003               11,674              12,216              12,195
 6/30/2003               11,667              12,373              12,348
 7/31/2003               11,727              12,588              12,531
 8/31/2003               11,952              12,805              12,727
 9/30/2003               11,900              12,679              12,603
10/31/2003               12,268              13,474              13,374
11/30/2003               12,441              13,683              13,555
12/31/2003               13,241              14,499              14,391
 1/31/2004               13,257              14,773              14,644
 2/29/2004               13,526              15,087              14,958
 3/31/2004               13,407              14,981              14,827
 4/30/2004               13,407              14,583              14,464
 5/31/2004               13,399              14,733              14,612
 6/30/2004               13,746              15,113              14,957
 7/31/2004               13,565              14,859              14,746
 8/31/2004               13,707              15,065              14,956
 9/30/2004               13,960              15,328              15,188
10/31/2004               14,212              15,581              15,441
11/30/2004               14,835              16,419              16,221
12/31/2004               15,321              16,955              16,764
 1/31/2005               15,136              16,623              16,467
 2/28/2005               15,516              17,156              17,012
 3/31/2005               15,419              16,910              16,779
 4/30/2005               15,162              16,560              16,479
 5/31/2005               15,436              17,008              16,875
 6/30/2005               15,498              17,242              17,060
 7/31/2005               15,816              17,783              17,554
 8/31/2005               15,746              17,676              17,477
 9/30/2005               15,922              17,900              17,723
10/31/2005               15,578              17,445              17,272
11/30/2005               16,037              18,028              17,837
12/31/2005               15,971              18,117              17,947
 1/31/2006               16,304              18,890              18,644
 2/28/2006               16,437              18,995              18,758
 3/31/2006               16,580              19,311              19,012
 4/30/2006               16,970              19,761              19,495
 5/31/2006               16,590              19,233              19,002
 6/30/2006               16,713              19,366              19,124
 7/31/2006               17,151              19,768              19,589
 8/31/2006               17,389              20,122              19,917
 9/30/2006               17,836              20,505              20,314
10/31/2006               18,359              21,210              20,979
11/30/2006               18,606              21,705              21,458
12/31/2006               19,061              22,165              21,939
 1/31/2007               19,179              22,452              22,220
 2/28/2007               18,762              22,109              21,873
 3/31/2007               19,018              22,444              22,212
 4/30/2007               19,799              23,219              23,032
 5/31/2007               20,536              24,058              23,863
 6/30/2007               20,194              23,496              23,306
 7/31/2007               19,574              22,332              22,228
 8/31/2007               20,045              22,599              22,477
 9/30/2007               20,654              23,320              23,249



                      Class A            Class B           Class C++           Class I            Class Z
                 ------------------ ------------------ ------------------ ------------------ ------------------
                 Average            Average            Average            Average            Average
     Value       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     9.16%    15.80%   11.07%    15.07%   14.07%    15.07%   15.89%    15.89%   16.48%    16.48%
---------------------------------------------------------------------------------------------------------------
5 Year Return    14.28%   106.89%   14.70%   100.54%   14.92%   100.43%   15.78%   108.06%   16.33%   113.07%
---------------------------------------------------------------------------------------------------------------
10 Year Return    7.52%   119.09%    7.61%   108.23%    7.47%   105.45%      N/A       N/A      N/A       N/A
---------------------------------------------------------------------------------------------------------------
Since Inception*  9.85%   194.28%    9.93%   179.58%    9.18%   153.03%   11.55%    89.83%    8.25%   112.32%
---------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A and Class B: 11/19/96; Class C: 03/06/97; Class I:
   11/16/01; Class Z: 04/03/98.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2007, the SunAmerica Value Class A returned 9.16% compared to 14.45% for the Russell 1000 Value Index and 13.73% for the Russell 3000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)

The Fund has replaced the benchmark used in the Line Graph for the prior fiscal year (the Russell 3000 Value Index) with the Russell 1000 Value Index, which management believes represents a better approximation of performance.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Disciplined Growth Fund

For the annual period ended September 30, 2007, the SunAmerica Disciplined Growth Fund Class A returned 33.13% (before maximum sales charge), outperforming its benchmark, the S&P 500 Index*, which returned 16.44%.

During the course of the annual period, the Fund changed its name from the SunAmerica Tax Managed Equity Fund to the SunAmerica Disciplined Growth Fund. Stock selection is focused on growth-oriented equities of all capitalization ranges. The Fund will utilize growth, valuation, and behavioral factors in regard to stock selection and portfolio construction.

Although equity market conditions were challenging during the fiscal period ended September 30, 2007, U.S. stock indices concluded another year with solid results. Growth stocks led the market higher and the S&P 500 Index finished the period at near record levels.

Several macroeconomic factors greatly influenced the investment environment during the fiscal year, including steady corporate spending and profit growth. At the same time, core inflation, a key indicator monitored by the Federal Reserve, remained stable. Companies that do business overseas benefited from strong international economic growth trends and a weakening dollar. While the deteriorating housing market and sub-prime mortgage problems created liquidity concerns in the U.S. credit markets, a reduction in the Federal Funds rate by 50-basis points, to 4.75%, seemed to instill confidence and prompted a significant equity rally. This reduction in the Federal Funds rate and ensuing equity rally allowed most domestic stock indices to finish the annual period on a positive note.

The Fund's absolute performance and relative outperformance of its benchmark was primarily due to the combination of overweight exposure and stock selection in the Information Technology space, especially in the Hardware/Equipment sub-sector. Security selection in Industrials and Materials was also additive, as was an underweight in the Financial sector. Conversely, stock selection in the Financial, Consumer Staples and Healthcare groups was a drag on performance as were Energy and Utility underweights.

Blue Coat Systems Inc., Apple Inc., NAVTEQ Corp., Precision Castparts Corp., and Alliant Techsystems Inc. were the top contributors during the period. Knight Capital Group Inc. Class A, AerCap Holdings N.V., Polycom Inc., Comcast Corp. Class A and Noven Pharmaceuticals were the leading detractors from performance.
--------
Past performance is no guarantee of future results.

* The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since the Fund's inception on March 1, 1999, $10,000 invested in Disciplined Growth Fund Class A shares would be valued at $13,274. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $14,150.

                                     [CHART]

                Disciplined Growth
                   Class A/#/             S&P 500 Index
               --------------------       -------------
 3/1/1999             $ 9,427               $10,000
 3/31/1999              9,842                10,400
 4/30/1999             10,324                10,803
 5/31/1999             10,091                10,548
 6/30/1999             10,581                11,133
 7/31/1999             10,204                10,786
 8/31/1999             10,068                10,732
 9/30/1999              9,759                10,439
10/31/1999             10,294                11,099
11/30/1999             10,535                11,325
12/31/1999             10,950                11,991
 1/31/2000             10,716                11,389
 2/29/2000             10,626                11,173
 3/31/2000             11,561                12,267
 4/30/2000             10,943                11,897
 5/31/2000             10,596                11,653
 6/30/2000             10,837                11,941
 7/31/2000             10,837                11,754
 8/31/2000             11,471                12,484
 9/30/2000             10,965                11,825
10/31/2000             10,965                11,775
11/30/2000             10,113                10,847
12/31/2000             10,128                10,900
 1/31/2001             10,475                11,286
 2/28/2001              9,472                10,257
 3/31/2001              8,824                 9,608
 4/30/2001              9,517                10,354
 5/31/2001              9,608                10,424
 6/30/2001              9,382                10,170
 7/31/2001              9,306                10,070
 8/31/2001              8,786                 9,439
 9/30/2001              8,183                 8,677
10/31/2001              8,326                 8,843
11/30/2001              8,974                 9,521
12/31/2001              9,035                 9,604
 1/31/2002              8,733                 9,464
 2/28/2002              8,529                 9,282
 3/31/2002              8,876                 9,631
 4/30/2002              8,198                 9,047
 5/31/2002              8,190                 8,980
 6/30/2002              7,609                 8,340
 7/31/2002              7,006                 7,690
 8/31/2002              7,081                 7,741
 9/30/2002              6,282                 6,900
10/31/2002              6,787                 7,507
11/30/2002              7,142                 7,949
12/31/2002              6,742                 7,482
 1/31/2003              6,531                 7,286
 2/28/2003              6,440                 7,177
 3/31/2003              6,478                 7,246
 4/30/2003              7,014                 7,843
 5/31/2003              7,315                 8,256
 6/30/2003              7,376                 8,361
 7/31/2003              7,481                 8,508
 8/31/2003              7,579                 8,674
 9/30/2003              7,489                 8,582
10/31/2003              7,911                 9,067
11/30/2003              7,979                 9,147
12/31/2003              8,416                 9,627
 1/31/2004              8,514                 9,803
 2/29/2004              8,620                 9,939
 3/31/2004              8,499                 9,789
 4/30/2004              8,371                 9,636
 5/31/2004              8,439                 9,768
 6/30/2004              8,590                 9,958
 7/31/2004              8,348                 9,629
 8/31/2004              8,424                 9,667
 9/30/2004              8,499                 9,772
10/31/2004              8,567                 9,921
11/30/2004              8,846                10,323
12/31/2004              9,112                10,674
 1/31/2005              8,877                10,414
 2/28/2005              9,013                10,633
 3/31/2005              8,854                10,445
 4/30/2005              8,657                10,247
 5/31/2005              8,861                10,572
 6/30/2005              8,824                10,588
 7/31/2005              9,036                10,981
 8/31/2005              8,907                10,881
 9/30/2005              8,968                10,969
10/31/2005              8,778                10,786
11/30/2005              9,043                11,194
12/31/2005              9,260                11,198
 1/31/2006             10,799                11,494
 2/28/2006             10,273                11,525
 3/31/2006             10,662                11,669
 4/30/2006             11,073                11,826
 5/31/2006             10,372                11,485
 6/30/2006             10,342                11,501
 7/31/2006              9,946                11,572
 8/31/2006             10,060                11,847
 9/30/2006              9,976                12,152
10/31/2006             10,220                12,548
11/30/2006             10,700                12,787
12/31/2006             10,722                12,966
 1/31/2007             10,913                13,162
 2/28/2007             10,738                12,905
 3/31/2007             10,898                13,049
 4/30/2007             11,141                13,627
 5/31/2007             11,614                14,103
 6/30/2007             11,614                13,869
 7/31/2007             11,614                13,439
 8/31/2007             12,375                13,640
 9/30/2007             13,274                14,150



                      Class A            Class B           Class C++
                 ------------------ ------------------ ------------------
  Disciplined    Average            Average            Average
    Growth       Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    25.47%    33.13%   28.35%    32.35%   31.22%    32.22%
-------------------------------------------------------------------------
5 Year Return    14.77%   111.30%   15.19%   104.82%   15.40%   104.69%
-------------------------------------------------------------------------
Since Inception*  3.35%    40.81%    3.43%    33.52%    3.40%    33.29%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A, Class B and Class C: 03/01/99
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2007, the SunAmerica Disciplined Growth Fund Class A returned 25.47% compared to 16.44% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)

Performance information that includes a period prior to May 15, 2007 reflects management of the Fund for such period in accordance with the investment goals and principal investment strategies and techniques ("policies") of the Fund as a tax managed fund. Accordingly, any such performance information may not reflect (or may only partially reflect) the management of the Fund in accordance with its current investment goals and policies, depending on the period shown.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica International Small-Cap Fund

The SunAmerica International Small-Cap Fund Class A returned 26.70% (before maximum sales charge) for the annual period ended September 30, 2007. The Fund outperformed its benchmark, the MSCI EAFE Small Cap Index*, which returned 19.10% for the annual period.

Global equity markets over the last 12 months have continued to rise strongly despite the occasional wobble. Small-cap stocks in Europe and Asia rose by 42.7% and 34.5%, respectively; whereas in Japan, small-cap stocks fell by nearly 17%, in U.S. dollar terms. The poor performance can be attributed to a combination of negative earnings surprises, thin liquidity and of course, continual concerns about the pace of global economic growth.

In the first calendar quarter of 2007, markets rallied strongly but sold off in the final week of February when the Chinese government made hawkish statements regarding the potential cooling of their local equity market. The markets reflected concerns several times over the last 18 months about the state of the U.S. economy. The emergence of losses in the U.S. subprime mortgage market in the Fund's third fiscal quarter forced the U.S. Federal Reserve to cut interest rates in order to help restore confidence in the market.

Stock selection was the primary source of the portfolio's outperformance over its benchmark, with consumer discretionary, financial and industrial sectors providing the strongest contribution. Consumer staples, healthcare and telecommunication services were the only sectors where stock selection detracted from performance.

JB Hi-Fi, an electronics retailer in Australia and New Zealand, and Hugo Boss, the German based fashion company, were among the strongest contributors in the consumer discretionary sector. Hellenic Exchanges, a Greek-based holding company of financial market exchanges and Elringklinger, a German-based manufacturer of automobile spare parts, were strong contributors within the financial and industrial sectors, respectively. Japan-based Culture Convenience Club, UK-based Wolfson Microelectronics and Japan-based Park 24 were among the strongest detractors to performance.
--------
Past performance is no guarantee of future results.

Investing internationally involves special risks, such as currency fluctuations, and economic and political instability. Diversification does not insure against market loss.

* The MSCI EAFE Small Cap Index is a free-float adjusted market capitalization index. It consists of 21 developed market country indices in Europe, Australasia and the Far East. Price indices measure market price performance only, dividends are not considered in price indices. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since inception, $10,000 invested in International Small-Cap Class A shares would be valued at $10,558. The same amount invested in securities mirroring the performance of the MSCI EAFE Small-Cap Index would be valued at $10,887.

                                     [CHART]

                 International           MSCI EAFE Small-Cap
                Small-Cap Class A/#/           Index
               --------------------      -------------------
 5/01/2006         $ 9,427                   $10,000
 5/31/2006           8,650                     9,309
 6/30/2006           8,431                     9,104
 7/31/2006           8,213                     8,858
 8/31/2006           8,311                     9,106
 9/30/2006           8,333                     9,141
10/31/2006           8,673                     9,476
11/30/2006           8,959                     9,883
12/31/2006           9,336                    10,211
 1/31/2007           9,578                    10,425
 2/28/2007           9,608                    10,599
 3/31/2007           9,970                    10,937
 4/30/2007          10,294                    11,342
 5/31/2007          10,558                    11,424
 6/30/2007          10,596                    11,399
 7/31/2007          10,603                    11,354
 8/31/2007          10,181                    10,768
 9/30/2007          10,558                    10,887



                      Class A            Class B            Class C
                 ------------------ ------------------ ------------------
 International   Average            Average            Average
   Small-Cap     Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    19.45%    26.70%   21.95%    25.95%   24.95%    25.95%
-------------------------------------------------------------------------
Since Inception*  3.91%    12.00%    4.92%    11.04%    7.62%    10.96%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A, Class B and Class C: 05/02/06.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ended September 30, 2007, the SunAmerica International Small-Cap Fund Class A returned 19.45% compared to 19.10% for the MSCI EAFE Small-Cap Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Trustees                   Shareholder Servicing      This report is submitted
 Samuel M. Eisenstat       Agent                      solely for the general
 Peter A. Harbeck           AIG SunAmerica Fund       information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 Jeffrey S. Burum           3200 Plaza 5              other than shareholders
 William J. Shea            Jersey City, NJ           of the Funds is
                              07311-4992              authorized only in
Officers                                              con-nection with a
 Vincent M. Marra,         Custodian and Transfer     currently effective
   President and Chief     Agent                      pro-spectus, setting
   Executive Officer        State Street Bank and     forth details of the
 Donna M. Handel,             Trust Company           Funds, which must precede
   Treasurer                P.O. Box 5607             or accom-pany this report.
 Timothy P. Pettee, Vice    Boston, MA 02110
   President                                          DELIVERY OF SHAREHOLDER
 James Nichols, Vice       VOTING PROXIES ON TRUST    DOCUMENTS
   President               PORTFOLIO SECURITIES       The Funds have adopted a
 Cynthia Gibbons, Vice     A description of the       policy that allows them
   President and Chief     policies and procedures    to send only one copy of
   Compliance Officer      that the Trust uses to     a Fund's prospectus,
 Gregory N. Bressler,      determine how to vote      proxy material, annual
   Chief Legal Officer     proxies relating to        report and semi-annual
   and Secretary           securities held in a       report (the "shareholder
 Gregory R. Kingston,      Fund's portfolio which is  documents") to
   Vice President and      available in the Trust's   shareholders with
   Assistant Treasurer     Statement of Additional    multiple accounts
 Kathleen Fuentes,         Information, may be        residing at the same
   Assistant Secretary     obtained without charge    "household." This
 Nori L. Gabert, Vice      upon request, by calling   practice is called
   President and           (800) 858-8850. This       householding and reduces
   Assistant Secretary     in-formation is also       Fund expenses, which
 Matthew Hackethal,        available from the EDGAR   benefits you and other
   Anti-Money Laundering   database on the U.S.       shareholders. Unless the
   Compliance Officer      Securities and Ex-change   Funds receive
 John E. Smith Jr.,        Commission's website at    instructions to the
   Assistant Treasurer     http://www.sec.gov.        con-trary, you will only
                                                      receive one copy of the
Investment Adviser         PROXY VOTING RECORD ON     shareholder documents.
 AIG SunAmerica Asset      SUNAMERICA EQUITY FUNDS    The Funds will continue
   Management Corp.        Information regarding how  to household the
 Harborside Financial      SunAmerica Equity Funds    share-holder documents
   Center                  voted proxies relating to  indefinitely, until we
 3200 Plaza 5              securities held in         are instructed otherwise.
 Jersey City, NJ           SunAmerica Equity Funds    If you do not wish to
   07311-4992              during the most recent     participate in
                           twelve month period ended  householding, please
Distributor                June 30 is available,      contact Shareholder
 AIG SunAmerica Capital    once filed with the U.S.   Services at (800)
   Services, Inc.          Securities and Exchange    858-8850 ext. 6010 or
 Harborside Financial      Commission, without        send a written request
   Center                  charge, upon request, by   with your name, the name
 3200 Plaza 5              calling (800) 858-8850 or  of your fund(s) and your
 Jersey City, NJ           on the U.S. Securities     account number(s) to AIG
   07311-4992              and Exchange Commission's  SunAmerica Mutual Funds
                           website at                 c/o BFDS, P.O. Box
                           http://www.sec.gov.        219186, Kansas City MO,
                                                      64121-9186. We will
                           DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange
                           Commission for its first
                           and third fiscal quarters
                           on Form N-Q. The Trust's
                           Forms N-Q are available
                           on the U.S. Securities
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

EQANN - 9/07

[LOGO]

[LOGO]

Item 2.  Code of Ethics

         The SunAmerica Equity Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                 2006              2007
         (a) Audit Fees ....................$  241,000         $  234,410
         (b) Audit-Related Fees ............$        0         $        0
         (c) Tax Fees ......................$   71,550         $   81,000
         (d) All Other Fees ................$        0         $        0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                 2006             2007
         (b) Audit-Related Fees ............$         0       $         0
         (c) Tax Fees ......................$         0       $         0
         (d) All Other Fees ................$ 1,768,468       $ 1,927,000

          All other fees include amounts related to a SAS 70 Report on the Processing of Transactions by Service Organizations.

    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2007 and 2006 were $1,927,000 and $1,856,118, respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: December 7, 2006

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 7, 2006